[LOGO OF SMITH BARNEY]

                                  SMITH BARNEY
                              U.S. 5000 INDEX Fund

                                                               ANNUAL REPORT
                                                               DECEMBER 31, 1999


                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Table of Contents

Letter from the Chairman of the Smith Barney U.S. 5000 Index Fund .............1

Smith Barney U.S. 5000 Index Fund
   Statement of Assets and Liabilities ........................................3
   Statement of Operations ....................................................4
   Statement of Changes in Net Assets .........................................5
   Notes to Financial Statements ..............................................6
   Financial Highlights .......................................................8
   Independent Auditors' Report ...............................................9

Master Investment Portfolio
   Statements of Assets and Liabilities ......................................10
   Statements of Operations ..................................................11
   Statements of Changes in Net Assets .......................................12
   Notes to the Financial Statements .........................................13
   Schedules of Investments ..................................................18
   Independent Auditors' Report ..............................................74

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PICTURE]
HEATH B. MCLENDON

Chairman

Dear Shareholder:

We are pleased to provide the first annual report for the Smith Barney U.S. 5000 Index Fund ("Fund") for the period ended December 31, 1999. In this report we summarize the period's prevailing economic and market conditions. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance and Strategy Update

The Fund began on October 18, 1999. It seeks to offer long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Index ("Index"). The Index is an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities and consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market for which daily pricing is available.1 The Index is comprised of the stocks in the Standard & Poor's 500 Stock Index ("S&P 500 Index"),2 except for a small number of foreign stocks that represent approximately 3% of the S&P 500 Index, and the stocks in the Wilshire 4500 Index.3

Since its inception on October 18, 1999, the Fund's Class A shares returned 16.40%. Barclay's Global Fund Advisers ("BGFA") is responsible for managing the Fund.

The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund does not buy individual securities directly. Instead, it invests all of its assets in the U.S. Equity Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), rather than directly in a portfolio of securities. MIP a registered open-end management investment company.

The Master Portfolio seeks to provide investment results that match as closely as possible the composition of the Wilshire 5000 Index and owns the constituent index stocks at the appropriate index weight. The Fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing.

The Master Portfolio seeks to achieve its objective by investing substantially all of its assets in two other Master Portfolios of MIP--the Extended Index Master Portfolio (which invests substantially all of its assets in stocks comprising the Wilshire 4500 Index) and the S&P 500 Index Master Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500 Index). The Master Portfolio's assets will be invested in the Extended Index Master Portfolio and the S&P 500 Index Master Portfolio ("Underlying Portfolios") in proportions adjusted periodically to approximate the capitalization range of the Wilshire 5000 Index.

-------------
1 Please note that the Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.
2 The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks.
3 The Wilshire 4500 Index measures the performance of all small- and mid-cap stocks. It is constructed using the Wilshire 5000 securities with the companies in the S&P 500 removed.

The Master Portfolio follows an indexed or "passively managed" approach to investing. BGFA determines which proportion of the U.S. Equity Index Master Portfolio's assets will be invested in each Underlying Portfolio to match, to the extent feasible, the capitalization range and returns of the Wilshire 5000 Index. In turn, the Underlying Portfolios determine which securities are to be purchased or sold to match or sample their respective benchmarks.

This means that BGFA does not evaluate individual companies to identify attractive investment candidates. Instead, BGFA attempts to mirror the composition of the Wilshire 5000 Index as closely as possible by adjusting the Master Portfolio's portfolio periodically to reflect the companies included in the index and their weightings.4

Financial Markets Overview

The U.S. stock market has continued its historically unprecedented rise. Lose interest rates and favorable money flows were the dominant influences on market performance in 1999. While interest rates have gone up during the reporting period, their adverse impact on stock prices has been more than offset by strong earnings growth in 1999 and money flows continue to be robust.

The significant gain in productively during 1999 largely contributed to the continued strength of the U.S. market. According to statistics compiled by the Bureau of Labor Statistics, the ratio of productivity growth to output growth has been above the historical norm in four out of the last six years--often by wide margins.

The magnitude and duration of this long bull market in stocks is unparalleled and evidenced by the historically high price/earnings ratios for many large-cap stocks. (The price/earnings ratio is the price of a stock divided by its earnings per share.)

Thank you for your investment in the Smith Barney U.S. 5000 Index Fund. We look forward to helping you pursue your financial goals in the new century.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

February 22, 2000

----------------
4 The Master Portfolio does not mirror the Wilshire 5000 Index exactly because, unlike the Wilshire 5000 Index, the Master Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Master Portfolio's expenses.

                       SMITH BARNEY U.S. 5000 INDEX FUND

                       Statement of Assets and Liabilities
                               December 31, 1999

ASSETS:
   Investment in Master Portfolio, at value (Note 1) ................$1,147,149
   Receivable for Fund shares sold ..................................   152,725
   Other assets .....................................................       567
                                                                     -----------
   Total Assets ..................................................... 1,300,441
                                                                     -----------
LIABILITIES:
   Payable for Fund shares purchased ................................    13,500
   Management fees payable ..........................................       161
   Distribution fees payable ........................................       215
                                                                     -----------
   Total Liabilities ................................................    13,876
                                                                     -----------
Total Net Assets ....................................................$1,286,565
                                                                     ===========
NET ASSETS:
   Paid in capital ..................................................$1,223,573
   Accumulated net investment income ................................       883
   Accumulated net realized gain from investments ...................     1,693
   Net unrealized appreciation of investments .......................    60,416
                                                                     -----------
Total Net Assets ....................................................$1,286,565
                                                                     ===========
Shares Outstanding, Class A shares ..................................   110,491
                                                                     -----------
Net Asset Value, Class A shares (and redemption price) ..............    $11.64
                                                                     ===========

                       See Notes to Financial Statements.

                       SMITH BARNEY U.S. 5000 INDEX FUND

                            Statement of Operations
                   For the Period Ended December 31, 1999(a)

NET INVESTMENT INCOME ALLOCATED FROM
MASTER PORTFOLIO:
   Dividend .........................................................$    1,119
   Interest .........................................................       273
   Expenses .........................................................       (83)
                                                                     ----------
   Net Investment Income ............................................     1,309
                                                                     ----------
EXPENSES:
   Audit and legal ..................................................    17,000
   Shareholder communications .......................................     5,000
   Trustees' fees ...................................................     1,000
   Shareholder servicing fees .......................................       500
   Custody ..........................................................       250
   Distribution plan fees (Note 2) ..................................       215
   Administration fees (Note 2) .....................................       157
   Miscellaneous expenses ...........................................       500
                                                                     ----------
   Total Expenses ...................................................    24,622
   Less: Administration fee waiver and expense reimbursement (Note 2)   (23,981)
                                                                     ----------
   Net Expenses .....................................................       641
                                                                     ----------
Net Investment Income ...............................................       668
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIO (NOTE 1):
   Net realized gain on sale of investments .........................     1,693
   Increase in net unrealized appreciation of investments ...........    60,416
                                                                     ----------
Net Gain on Investments .............................................    62,109
                                                                     ----------
Increase in Net Assets From Operations ..............................   $62,777
                                                                     ==========

(a) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.

                       See Notes to Financial Statements.

                        SMITH BARNEY U.S. 5000 INDEX FUND

                       Statement of Changes in Net Assets
                   For the Period Ended December 31, 1999(a)

OPERATIONS:
   Net investment income ............................................$      668
   Net realized gain on sale of investments .........................     1,693
   Increase in net unrealized appreciation of investments ...........    60,416
                                                                     ----------
   Increase in Net Assets From Operations ...........................    62,777
                                                                     ----------
FUND SHARE TRANSACTIONS (NOTE 3):
   Net proceeds from sale of shares ................................. 1,255,489
   Cost of shares reacquired ........................................   (31,701)
                                                                     ----------
   Increase in Net Assets From Fund Share Transactions .............. 1,223,788
                                                                     ----------
Increase in Net Assets .............................................. 1,286,565
NET ASSETS:
   Beginning of period ..............................................        --
                                                                     ----------
   End of period* ...................................................$1,286,565
                                                                     ==========
   * Includes accumulated net investment income of: .................      $883
                                                                     ==========

(a) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.

                       See Notes to Financial Statements.

                       SMITH BARNEY U.S. 5000 INDEX FUND

                         Notes to Financial Statements

1.   Significant Accounting Policies

     The Smith Barney U.S. 5000 Index Fund ("Fund") is a separate series of Smith Barney Investment Trust ("Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. To achieve its investment objective, the Fund invests all of its investable assets in the U.S. Equity Index Master Portfolio ("Master Portfolio") a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company with the same investment objective of the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 1999, the value of the Fund's investment in the Master Portfolio was 0.19% of the outstanding interest of the Master Portfolio.

     The financial statements of the Master Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
(a) valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report; (b) the Fund earns income, net of Master Portfolio expenses, daily based on its investments in the Master Portfolio; (c) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (d) each fund bears a pro rata portion of the investment advisory and administration fees paid by the Master Portfolio; (e) dividends and distributions to shareholders are recorded on ex-dividend date;
(f) all the net investment income, realized and unrealized gain and loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis; and (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $215 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

                       SMITH BARNEY U.S. 5000 INDEX FUND

2. Management Agreement and Other Transactions

     SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings, acts as the Fund's administrator. The Fund's management fee is calculated at an annual rate of 0.23% of the Fund's average daily net assets. This management fee includes an investment management and administration fee payable by the Master Portfolio (0.08% of the Master Portfolio's average daily net assets); and an administration fee (0.15% of the Fund's average daily net assets) payable by the Fund. This fee is calculated daily and paid monthly. For the period ended December 31, 1999, SSBC waived all of its administration fees and agreed to reimburse expenses of $23,824.

     Smith Barney Private Trust Company ("Private Trust"), another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. Private Trust receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Private Trust.

     CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon
Smith Barney ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A shares calculated at an annual rate of 0.20% of the average daily net assets of the Fund.

     Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

3.   Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Fund has the ability to issue multiple classes of shares. Transactions in shares of beneficial interest were as follows:


                                                             Period Ended
                                                         December 31, 1999(a)
                                                     --------------------------
Class A Shares                                        Shares           Amount
                                                     -------         ----------
Shares sold......................................... 113,327         $1,255,489
Shares reacquired...................................  (2,836)           (31,701)
                                                     -------         ----------
Net Increase........................................ 110,491         $1,223,788
                                                     =======         ==========

(a) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.

                        SMITH BARNEY U.S. 5000 INDEX FUND

                              Financial Highlights

For a share of Class A shares of capital stock outstanding throughout the period:

                                                                         1999(1)
                                                                         -------
Net Asset Value, Beginning of Period................................     $10.00
                                                                         ------
Income From Operations:
   Net investment income(2).........................................       0.01
   Net realized and unrealized gain.................................       1.63
                                                                         ------
Total Income From Operations........................................       1.64
                                                                         ------
Net Asset Value, End of Period......................................     $11.64
                                                                         ======
Total Return++......................................................      16.40%
                                                                         ======
Net Assets, End of Period (000's)...................................     $1,287
                                                                         ======
Ratios to Average Net Assets+:
   Expenses(2)(3)(4)................................................       0.68%
   Net investment income............................................       0.62
Portfolio Turnover Rate.............................................          9%

(1) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.
(2) The administrator has agreed to waive all of its fees and reimburse expenses of $23,824 for the period ended December 31, 1999. If such fees were not waived or expenses reimbursed, the increase to net investment loss per share and actual expense ratio would have been $(0.21) and 22.19% (annualized), respectively.
(3)  As a result of an expense limitation, expense ratios will not exceed 0.68%.
(4)  This expense ratio includes expenses charged to the Master Portfolio.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

                          Independent Auditors' Report

To the Shareholders and Board of Trustees of Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities of Smith Barney U.S. 5000 Index Fund (a series of Smith Barney Investment Trust) as of December 31, 1999, and the related statements of operations, changes in net assets and financial highlights for the period from October 18, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney U.S. Index 5000 Fund as of December 31, 1999, the results of its operations, changes in its net assets, and its financial highlights for the period from October 18, 1999 to December 31, 1999 in conformity with generally accepted accounting principles.

                                                    /s/ KPMG LLP

San Francisco, California
February 11, 2000

                          MASTER INVESTMENT PORTFOLIO

                      Statements of Assets and Liabilities
                               December 31, 1999

                              S&P 500 Index    Extended Index    U.S. Equity
                             Master Portfolio Master Portfolio Master Portfolio
                             ---------------- ---------------- ----------------
ASSETS
Investments:
In securities, at market
 value
 (see cost below) (Note 1)..  $4,872,292,818    $202,643,885              --
In Master Investment
 Portfolio..................                                     $683,281,188
Cash........................             --           28,653              --
Receivables:
  Investments sold..........             --           57,190              --
  Dividends and interest....       4,418,560         143,934              --
  Variation margin on
   futures contracts........         413,112          70,400              --
                              --------------    ------------     ------------
    Total Assets............   4,877,124,490     202,944,062      683,281,188
                              --------------    ------------     ------------
LIABILITIES
Payables:
  Investments purchased.....             --          427,713              --
  Collateral for securities
   loaned...................      49,172,532             --               --
  Due to BGI (Note 2).......         422,073          59,798           65,549
  Due to Custodian Bank.....           4,859             --               --
                              --------------    ------------     ------------
    Total Liabilities.......      49,599,464         487,511           65,549
                              --------------    ------------     ------------
NET ASSETS..................  $4,827,525,026    $202,456,551     $683,215,639
                              ==============    ============     ============
INVESTMENTS AT COST.........  $3,180,701,263    $158,230,669             N/A


                       See Notes to Financial Statements.

                          MASTER INVESTMENT PORTFOLIO

                            Statements of Operations
For the period ended December 31, 1999 and for the Year Ended February 28, 1999

                            S&P 500      S&P 500      Extended
                             Index        Index         Index     U.S. Equity
                             Master       Master       Master        Master
                           Portfolio*  Portfolio***  Portfolio** Portfolio**(1)
                          ------------ ------------  ----------- --------------
Investment Income:
 Dividends+.............  $ 44,329,664 $ 36,647,898  $ 1,409,143  $  6,002,811
 Interest++.............     9,795,587    8,379,792      333,669     1,330,523
                          ------------ ------------  -----------  ------------
   Total investment
    income..............    54,125,251   45,027,690    1,742,812     7,333,334
                          ------------ ------------  -----------  ------------
Expenses (Note 2):
 Advisory...............     1,821,793    1,353,414      102,803       334,564#
 Administration.........           --           --        25,701        72,405##
                          ------------ ------------  -----------  ------------
 Total expenses before
  waivers...............     1,821,793    1,353,414      128,504       406,969
 Less waivers...........           --           --           --           (449)
                          ------------ ------------  -----------  ------------
   Total expenses net of
    waivers.............     1,821,793    1,353,414      128,504       406,520
                          ------------ ------------  -----------  ------------
Net Investment Income...    52,303,458   43,674,276    1,614,308     6,926,814
                          ------------ ------------  -----------  ------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 2):
Gain (Loss) on
 Investments:
 Net realized gain
  (loss) on sale of
  investments...........   147,202,745  143,991,139    8,084,670    12,004,089
 Net realized gain on
  futures and forward
  foreign currency
  exchange contracts....    23,076,772   37,982,701      951,187           --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........   549,246,681  265,023,900   44,413,216   106,723,528
 Net change in
  unrealized
  appreciation
  (depreciation) on
  futures and forward
  foreign currency
  exchange contracts....    12,849,150  (14,225,550)     322,050       567,621
                          ------------ ------------  -----------  ------------
Net Gain (Loss) on
 Investments............   732,375,348  432,772,190   53,771,123   119,295,238
                          ------------ ------------  -----------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $784,678,806 $476,446,466  $55,385,431  $126,222,052
                          ============ ============  ===========  ============
   +--Net of foreign
 withholding tax of:      $     28,773 $      5,288  $       240  $      3,761
  ++--Interest income
   includes securities
   lending income of:     $    272,312 $     78,935  $       --   $        --

   * Period from March 1, 1999 to December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
  **  Period from March 1, 1999 (commencement of operations) to December 31,
      1999.
 ***  For the year ended February 28, 1999.
   # Includes $284,259 allocated from the S&P 500 Index and Extended Index Master Portfolios.
  ## Includes $22,100 allocated from the Extended Index Master Portfolio. (/1/) All dividends, interest, and net realized and unrealized gains on investments represent allocations from the Master Portfolios in which the U.S. Equity Master Portfolio invests.


                       See Notes to Financial Statements.

                          MASTER INVESTMENT PORTFOLIO

                      Statements Of Changes In Net Assets

                                                                         Extended   U.S. Equity
                                                                       Index Master    Master
                                 S&P 500 Index Master Portfolio         Portfolio    Portfolio
                          -------------------------------------------- ------------ ------------
                              Period          Year           Year         Period       Period
                              Ended          Ended          Ended         Ended        Ended
                             December       February       February      December     December
                               31,            28,            28,            31,         31,
                              1999*           1999           1998         1999**       1999**
                          -------------- -------------- -------------- ------------ ------------
Increase (decrease) in
net assets resulting
from operations:
Net investment income...  $   52,303,458 $   43,674,276 $   35,530,147 $  1,614,308 $  6,926,814
Net realized gain (loss)
on sale of investments,
futures and forward
foreign currency
exchange contracts......     170,279,517    181,973,840     71,368,439    9,035,857   12,004,089
Net change in unrealized
appreciation
(depreciation) of
investments and
futures.................     562,095,831    250,798,350    463,085,650   44,735,266  107,291,149
                          -------------- -------------- -------------- ------------ ------------
Net increase (decrease)
in net assets resulting
from operations.........     784,678,806    476,446,466    569,984,236   55,385,431  126,222,052
                          -------------- -------------- -------------- ------------ ------------
Net increase (decrease)
in net assets resulting
from beneficial interest
transactions............     355,753,442    856,583,098    299,742,532  147,071,120  556,993,587
                          -------------- -------------- -------------- ------------ ------------
Increase (decrease) in
net assets..............   1,140,432,248  1,333,029,564    869,726,768  202,456,551  683,215,639
                          -------------- -------------- -------------- ------------ ------------
Net Assets at beginning
of period...............   3,687,092,778  2,354,063,214  1,484,336,446          --           --
                          -------------- -------------- -------------- ------------ ------------
Net Assets at end of
period..................  $4,827,525,026 $3,687,092,778 $2,354,063,214 $202,456,551 $683,215,639
                          ============== ============== ============== ============ ============

------
  * Period from March 1, 1999 to December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
 ** Period from March 1, 1999 (commencement of operations) to December 31,
    1999.


                       See Notes to Financial Statements.

                          MASTER INVESTMENT PORTFOLIO

                       Notes to The Financial Statements

1. Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios; the Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income (formerly LifePath 2000), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios. These financial statements contain the Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios (the "Master Portfolios"). The U.S. Equity Index Master Portfolio achieves its investment objective by investing all of its assets in two other portfolios of MIP, Extended Index and S&P 500 Index Master Portfolios. The value of the U.S. Equity Portfolio's investments in each of the portfolios reflects the U.S. Equity Portfolio's interest in the net assets of S&P 500 Index Master Portfolio and Extended Index Master Portfolio, 82.73% and 10.68%, respectively.

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  Effective February 10, 1999, the Board of Trustees approved a change in fiscal year-end of the Master Portfolios from February 28 to December 31. Accordingly, the financial statements are presented for the ten-month period ended December 31, 1999.

 Security Valuation

  The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

 Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

                          MASTER INVESTMENT PORTFOLIO

 Federal Income Taxes

  Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

 Futures Contracts

  The Extended Index and S&P 500 Stock Index Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of December 31, 1999, the following Master Portfolios had open long futures contracts outstanding:

                                                                        Net Unrealized
                      Number of               Expiration    Notional    Appreciation/
   Master Portfolio   Contracts     Type         Date    Contract Value (Depreciation)
   ----------------   --------- ------------- ---------- -------------- --------------
   Extended Index         10     Russell 2000 March 2000  $  2,549,750    $  163,850
                          15      Mid Cap 400 March 2000  $  3,368,625    $  158,200
                                                                          ----------
                                                 Total Extended Index     $  322,050
   S&P 500 Index         484    S&P 500 Index March 2000  $179,588,200    $9,872,575

  The Extended Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $600,000 and $15,750,000, respectively.

                          MASTER INVESTMENT PORTFOLIO

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolios may pool each Master portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999 by the Master Portfolios are collateralized by U.S. Government Securities.

2. Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.08%, 0.05%, and 0.01% of the average daily net assets of Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

  The MIP has entered into administrative services arrangements with BGI and Stephens as co-administrators who have agreed jointly to provide general administrative services to the Master Portfolios such as managing and coordinating third-party relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively. Stephens and BGI are not entitled to compensation for providing administration services to the S&P 500 Index and the Bond Index Master Investment Portfolios. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

  Stephens Inc. ("Stephens") is the placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of December 31, 1999, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

                          MASTER INVESTMENT PORTFOLIO

3. Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio were as follows:

                                        Extended
                                         Index
         Aggregate Purchases             Master           S&P 500 Index
            and Sales of:              Portfolio        Master Portfolio
         -------------------          ------------ ---------------------------
                                      Period ended Period ended
                                        Dec. 31,     Dec. 31,     Year ended
                                         1999**       1999*     Feb. 28, 1999
                                      ------------ ------------ --------------
U.S. Government Obligations:
Purchases at cost....................         --            --             --
Sales Proceeds.......................         --            --             --
Other Securities:
Purchases at cost.................... $97,047,860  $751,324,556 $1,187,951,471
Sales Proceeds....................... $67,475,630  $269,734,128    275,613,257

 * For the ten months ended December 31, 1999. The Bond Index and S&P 500 Master Portfolios changed fiscal year ends from February 28 to December 31.
** Period from March 1, 1999 (commencement of operations) to December 31, 1999.

4. Portfolio Securities Loaned

  As of December 31, 1999, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                         Securities  Collateral
                                                         ----------- -----------
   Master Portfolio
   S&P 500 Index........................................ $47,645,223 $49,172,532

                          MASTER INVESTMENT PORTFOLIO

5. Financial Highlights

  The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Master Portfolios are as follows:

                                      For the     For the Year For the Year
                                    Period Ended     Ended        Ended
                                    December 31,  February 28, February 29,
                                        1999          1999         1998
                                    ------------  ------------ ------------
S&P 500 Index Master Portfolio
Ratio of expenses to average net
 assets+                               0.05%*        0.05%        0.05%
Ratio of net investment income to
 average net assets+                   1.44%*        1.61%        1.89%
Portfolio turnover                        7%*          11%           6%
Extended Index Master Portfolio
Ratio of expenses to average net
 assets+                               0.10%**         N/A          N/A
Ratio of net investment income to
 average net assets+                   1.26%**         N/A          N/A
Portfolio turnover                       17%**         N/A          N/A
U.S. Equity Index Master Portfolio
Ratio of expenses to average net
 assets+                               0.08%**++       N/A          N/A
Ratio of net investment income to
 average net assets+                   1.39%**         N/A          N/A
Portfolio turnover                       N/A           N/A          N/A

 * For the ten months ended December 31, 1999. The Bond Index and S&P 500 Master Portfolios changed fiscal year ends from February 28 to December 31.
** Period from March 1, 1999 (commencement of operations) to December 31, 1999. + Annualized for period of less than one year.
++ Includes expenses allocated from the portfolios of MIP in which this Master
   Portfolio invests (See Note 1).

Schedule of Investments

December 31, 1999

---------------------------------------------------------

MIP--S&P 500 Index                   Shares         Value

---------------------------------------------------------
COMMON STOCKS--96.3%
---------------------------------------------------------
Advertising--0.3%
 Interpublic Group Co Inc           107,383 $   6,194,657
 Omnicom Group                       67,509     6,750,900
                                            -------------
Total Advertising
(Cost $6,043,792)                              12,945,557
                                            -------------
Aerospace/Defense--1.2%
 Boeing Co                          356,357    14,811,088
 General Dynamics Corp               71,266     3,759,281
 Goodrich (B F) Co                   34,653       952,957
 Honeywell International Inc        299,106    17,254,677
 Lockheed Martin Corp               151,413     3,312,159
 Northrop Grumman Corp               26,579     1,436,927
 Raytheon Co Class B                129,063     3,428,236
 United Technologies Corp           182,808    11,882,520
                                            -------------
Total Aerospace/Defense
 (Cost $50,908,685)                            56,837,845
                                            -------------
Airlines--0.2%
 *AMR Corp                           57,567     3,856,989
 Delta Air Lines Inc                 53,167     2,648,381
 Southwest Airlines Co              193,037     3,124,786
 *US Airways Inc                     28,465       912,659
                                            -------------
Total Airlines
 (Cost $9,589,571)                             10,542,815
                                            -------------
Apparel--0.2%
 Liz Claiborne Inc                   24,271       913,196
 Nike Inc Class B                   107,232     5,314,686
 *Reebok International Ltd           22,146       181,320
 Russell Corp                        13,707       229,592
 VF Corp                             46,290     1,388,700
                                            -------------
Total Apparel
 (Cost $8,026,371)                              8,027,494
                                            -------------
Auto Manufacturers--0.9%
 Ford Motor Co                      458,260    24,488,269
 General Motors Corp Class A        243,639    17,709,510
 *Navistar International Corp        25,666     1,215,927
 PACCAR Inc                          30,273     1,341,472
                                            -------------
Total Auto Manufacturers
 (Cost $31,543,211)                            44,755,178
                                            -------------
Auto Parts & Equipment--0.2%
 Cooper Tire & Rubber Co             29,617       460,915
 Dana Corp                           64,030     1,916,898
 Delphi Automotive Systems Corp     216,361     3,407,686
 Goodyear Tire & Rubber Co           60,125     1,694,773
 TRW Inc                             46,477     2,413,899
                                            -------------
Total Auto Parts & Equipment
 (Cost $11,608,581)                             9,894,171
                                            -------------
Banks--4.8%
 Amsouth Bancorp                    133,902     2,585,982
 Bank of America Corp               647,205    32,481,601
 Bank of New York Inc               279,156    11,166,240
 Bank One Corp                      437,601    14,030,582
 BB&T Corp                          120,484     3,298,250
 Chase Manhattan                    313,185    24,330,560
 Comerica Inc                        59,938     2,798,355
 Fifth Third Bancorp                109,658     8,046,156
 First Union Corp                   362,892    11,907,394
 FIrstar Corp                       374,181     7,904,574

---------------------------------------------------------

                                     Shares         Value

---------------------------------------------------------
 FleetBoston Financial Corp         349,568 $  12,169,336
 Huntington Bancshares Inc           88,677     2,117,163
 Keycorp                            171,409     3,792,424
 Mellon Financial Corp              195,583     6,662,046
 Morgan (J P) & Co Inc               66,489     8,419,170
 National City Corp                 235,464     5,577,554
 Northern Trust Corp                 85,146     4,512,738
 Old Kent Financial Corp             34,400     1,216,900
 PNC Bank Corp                      114,295     5,086,127
 Regions Financial Corp              85,833     2,156,554
 Republic New York Corp              40,184     2,893,248
 Southtrust Corp                     63,289     2,393,115
 State Street Boston Corp            61,542     4,496,412
 Summit Bancorp                      66,056     2,022,965
 Suntrust Banks Inc                 122,242     8,411,778
 Synovus Financial Corp             103,581     2,058,672
 U.S. Bancorp                       278,309     6,627,233
 Union Planters Corp                 53,845     2,123,512
 Wachovia Corp                       77,040     5,238,720
 Wells Fargo & Co                   623,474    25,211,730
                                            -------------
Total Banks
(Cost $217,642,920)                           231,737,091
                                            -------------
Beverages--1.9%
 Anheuser-Busch Inc                 177,324    12,567,839
 Brown-Forman Corp Class B           26,460     1,514,835
 Coca-Cola Co                       934,391    54,428,276
 Coca-Cola Enterprises Co           162,898     3,278,322
 Coors (Adolph) Co Class B           14,382       755,055
 Diageo PLC ADR (UK)                     17           544
 Pepsico Inc                        553,554    19,512,779
                                            -------------
Total Beverages
(Cost $80,351,664)                             92,057,650
                                            -------------
Biotechnology--0.7%
 *Amgen Inc                         386,562    23,217,880
 Monsanto Co                        240,552     8,569,739
                                            -------------
Total Biotechnology
(Cost $15,323,757)                             31,787,619
                                            -------------
Building Materials--0.1%
 Armstrong World Industries Inc      15,543       518,748
 Masco Corp                         156,883     3,980,906
 Owens Corning Fiberglass Corp       20,986       405,292
 Vulcan Materials Co                 32,120     1,282,793
                                            -------------
Total Building Materials
(Cost $6,873,934)                               6,187,739
                                            -------------
Chemicals--1.2%
 AIR Products & Chemicals Inc        87,959     2,952,124
 Ashland Inc                         28,437       936,644
 Dow Chemical Co                     83,558    11,165,438
 Du Pont (E I) De Nemours           394,057    25,958,505
 Eastman Chemical Co                 30,282     1,444,073
 Engelhard Corp                      48,653       918,325
 Grace (W R) Co+                     27,178       377,095
 Great Lakes Chemical Corp           22,691       866,513
 Hercules Inc                        38,616     1,076,421
 Praxair Inc                         60,801     3,059,050
 Rohm & Haas Co                      81,296     3,307,731
 Sherwin Williams Co                 65,777     1,381,317
 Sigma-Aldrich Corp                  39,041     1,173,670
 Union Carbide Corp                  51,017     3,405,385
                                            -------------
Total Chemicals
(Cost $47,443,341)                             58,022,291
                                            -------------

December 31, 1999

---------------------------------------------------------------

MIP--S&P 500 Index                         Shares         Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
Commercial Services--0.5%
 Block (H R) Inc                           37,527 $   1,641,806
 +Cendant Corp                            274,479     7,290,848
 Deluxe Corp                               30,074       825,155
 Donnelley (R R) & Sons Co                 49,915     1,238,516
 Dun & Bradstreet Corp                     62,396     1,840,682
 Ecolab Inc                                50,020     1,957,033
 Equifax Inc                               55,846     1,315,871
 McKesson HBOC Inc                        105,816     2,387,474
 Paychex Inc                               94,001     3,760,040
 +Quintiles Transnational Corp             25,800       482,137
 Service Corp International               101,954       707,306
                                                  -------------
Total Commercial Services
(Cost $28,439,975)                                   23,446,868
                                                  -------------
Computers--9.6%
 +3Com Corp                               133,118     6,256,546
 +Adaptec Inc                              31,300     1,561,087
 +Apple Computer Inc                       60,296     6,199,183
 +Cabletron Systems Inc                    62,807     1,632,982
 +Ceridian Corp                            55,853     1,204,330
 +Cisco Systems Inc                     1,229,986   131,762,250
 Compaq Computer Corp                     644,412    17,439,400
 +Computer Sciences Corp                   61,031     5,775,058
 +Dell Computer Corp                      961,746    49,049,046
 Electronic Data Systems Corp             179,898    12,041,922
 +EMC Corp                                383,629    41,911,468
 +Gateway Inc                             119,048     8,578,897
 Hewlett-Packard Co                       383,434    43,687,511
 International Business Machine Corp      681,649    73,618,092
 +Lexmark International Group Class A      44,975     4,070,237
 +Network Appliance Inc                    53,250     4,423,078
 +Seagate Technology Inc                   79,776     3,714,570
 +Silicon Graphics Inc                     73,128       717,569
 +Sun Microsystems Inc                    585,786    45,361,803
 +Unisys Corp                             108,675     3,470,808
                                                  -------------
Total Computers
(Cost $176,115,888)                                 462,475,837
                                                  -------------
Cosmetics/Personal Care--2.2%
 Alberto-Culver Co Class B                 21,777       562,119
 Avon Products Inc                         96,143     3,172,719
 Colgate-Palmolive Co                     221,134    14,373,710
 Gillette Co                              408,333    16,818,215
 International Flavor & Fragrances         40,998     1,547,674
 Kimberly-Clark Corp                      202,091    13,186,438
 Procter & Gamble Co                      497,231    54,477,871
                                                  -------------
Total Cosmetics/Personal Care
(Cost $68,964,678)                                  104,138,746
                                                  -------------
Distribution/Wholesale--0.2%
 +Costco Wholesale Corp                    83,938     7,659,342
 Genuine Parts Co                          69,138     1,715,489
                                                  -------------
Total Distribution/Wholesale
(Cost $5,792,322)                                     9,374,831
                                                  -------------
Diversified Financial Services--4.9%
 American Express Corp                    169,847    28,237,064
 Associates First Capital Corp            276,610     7,589,487
 Bear Stearns Co Inc                       47,199     2,017,757
 Capital One Financial Corp                75,490     3,637,674
 Citigroup Inc                          1,275,154    70,850,744

----------------------------------------------------------------

                                            Shares         Value

----------------------------------------------------------------
 Countrywide Credit Industries Inc          43,374 $   1,095,193
 Federal Home Loan Mortgage Corp           263,711    12,410,899
 Federal National Mortgage Association     388,233    24,240,298
 Franklin Resources Inc                     96,631     3,098,231
 Household International Inc               181,216     6,750,296
 Lehman Brothers Holdings                   45,325     3,838,461
 MBNA Corp                                 304,775     8,305,119
 Merrill Lynch & Co Inc                    140,237    11,709,789
 Morgan Stanley Dean Witter                211,367    30,172,639
 Paine Webber Group Inc                     55,154     2,140,665
 Price (T Rowe) & Associates                35,000     1,292,812
 Providian Financial Corp                   54,109     4,927,301
 Schwab (Charles) Corp                     310,318    11,908,453
 SLM Holding Corp                           61,684     2,606,149
                                                   -------------
Total Diversified Financial Services
(Cost $143,235,527)                                  236,829,031
                                                   -------------
Electric--1.6%
 +AES Corp                                  73,105     5,464,599
 Ameren Corp                                52,966     1,734,636
 American Electric Power Inc                74,389     2,389,747
 Carolina Power & Light Co                  59,226     1,802,691
 Central & South West Corp                  82,182     1,643,640
 Cinergy Corp                               61,411     1,481,540
 CMS Energy Corp                            43,993     1,372,032
 Consolidated Edison Inc                    84,720     2,922,840
 Constellation Energy Group                 57,860     1,677,940
 Dominion Resources Inc                     73,506     2,885,110
 DTE Energy Co                              56,010     1,757,314
 Duke Power Co                             138,806     6,957,651
 Edison International                      132,874     3,479,638
 Entergy Corp                               94,882     2,443,211
 FirstEnergy Corp                           90,161     2,045,528
 Florida Progress Corp                      37,858     1,601,867
 FPL Group Inc                              68,706     2,941,476
 GPU Inc                                    48,607     1,455,172
 New Century Energies Inc                   44,293     1,345,400
 +Niagra Mohawk Holdings Inc                72,680     1,012,978
 Northern States Power Co                   58,795     1,146,502
 PECO Energy Co                             71,748     2,493,243
 PG & E Corp                               147,012     3,013,746
 Pinnacle West Capital Corp                 23,500       718,219
 PP & L Resources Inc                       59,377     1,358,249
 Public Service Enterprise Group            84,063     2,926,443
 Reliant Energy Inc                        112,934     2,583,365
 Southern Co                               260,050     6,111,175
 Texas Utilities Co                        105,661     3,757,569
 Unicom Corp                                83,448     2,795,508
                                                   -------------
Total Electric
(Cost $77,602,095)                                    75,319,029
                                                   -------------
Electrical Components & Equipment--0.3%
 Emerson Electric Co                       165,032     9,468,711
 Molex Inc                                  50,600     2,868,387
                                                   -------------
Total Electrical Components & Equipment
(Cost $10,607,048)                                    12,337,098
                                                   -------------
Electronics--0.7%
 +Analog Devices Inc                        59,990     5,579,070
 Johnson Controls Inc                       32,858     1,868,799
 Millipore Corp                             17,225       665,316

December 31, 1999

-------------------------------------------------------------

MIP--S&P 500 Index                    Shares            Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 Parker Hannifin Corp                 41,831 $      2,146,453
 PE Corp--PE Biosystems Group         38,586        4,642,378
 Perkinelmer Inc                      17,648          735,701
 +Solectron Corp                     106,352       10,116,734
 Tektronix Inc                        18,410          715,689
 +Teradyne Inc                        56,740        3,744,840
 +Thermo Electron Corp                61,303          919,545
 Thomas & Betts Corp                  21,793          694,652
                                             ----------------
Total Electronics
(Cost $20,085,745)                                 31,829,177
                                             ----------------
Engineering & Construction--0.0%
 Fluor Corp                           29,408        1,349,107
 Foster Wheeler Corp                  15,952          141,574
                                             ----------------
Total Engineering & Construction
(Cost $1,940,013)                                   1,490,681
                                             ----------------
Entertainment--0.1%
 +Harrah's Entertainment Inc          48,115        1,272,040
 +Mirage Resorts Inc                  73,225        1,121,258
                                             ----------------
Total Entertainment
(Cost $2,764,549)                                   2,393,298
                                             ----------------
Environmental Control--0.1%
 +Allied Waste Industries Inc         50,915          448,688
 Waste Management Inc                234,418        4,029,059
                                             ----------------
Total Environmental Control
(Cost $12,258,279)                                  4,477,747
                                             ----------------
Food--1.9%
 Albertson's Inc                     160,326        5,170,514
 Archer-Daniels-Midland Co           236,583        2,883,355
 Bestfoods                           106,212        5,582,768
 Campbell Soup Co                    165,111        6,387,732
 ConAgra Inc                         186,381        4,205,221
 General Mills Inc                   116,686        4,171,524
 Great Atlantic & Pacific Tea Co      14,838          413,609
 Heinz (H J) Co                      136,452        5,432,495
 Hershey Foods Corp                   53,535        2,542,913
 Kellogg Co                          154,449        4,758,960
 +Kroger Co                          316,160        5,967,520
 Nabisco Group Holdings Corp         125,413        1,332,513
 Quaker Oats Co                       51,208        3,360,525
 Ralston-Purina Group                123,746        3,449,420
 +Safeway Inc                        190,959        6,790,979
 Sara Lee Corp                       343,377        7,575,755
 Super Value Inc                      46,279          925,580
 Sysco Corp                          126,212        4,993,262
 Unilever NV                         216,889       11,806,895
 Winn-Dixie Stores Inc                57,358        1,373,007
 Wrigley (W M) Jr Co                  44,437        3,685,494
                                             ----------------
Total Food
(Cost $95,478,258)                                 92,810,041
                                             ----------------
Forest Products & Paper--0.7%
 Boise Cascade Corp                   22,043          892,742
 Champion International Corp          36,981        2,290,511
 Fort James Corp                      85,028        2,327,642
 Georgia-Pacific Corp                 65,839        3,341,329
 International Paper Co              157,147        8,868,984
 Louisiana-Pacific Corp               41,771          595,237
 Mead Corp                            39,296        1,706,920
 Potlatch Corp                        11,371          507,431
 Temple-Inland Inc                    21,587        1,423,393

---------------------------------------------------------

                                   Shares           Value

---------------------------------------------------------
 Westvaco Corp                     38,863 $     1,267,905
 Weyerhaeuser Co                   83,345       5,985,213
 Willamette Industries Inc         42,972       1,995,512
                                          ---------------
Total Forest Products & Paper
(Cost $24,681,546)                             31,202,819
                                          ---------------
Gas--0.1%
 Eastern Enterprises                8,432         484,313
 NICOR Inc                         18,445         599,463
 ONEOK Inc                         12,234         307,379
 Peoples Energy Corp               13,909         465,952
 Sempra Energy                     92,729       1,611,166
                                          ---------------
Total Gas
(Cost $3,873,551)                               3,468,273
                                          ---------------
Hand/Machine Tools--0.1%
 Black & Decker Corp               33,627       1,757,011
 Grainger (W W) Inc                36,123       1,727,131
 Milacron Inc                      14,859         228,457
 Snap-On Inc                       23,453         622,970
 Stanley Works                     34,452       1,037,867
                                          ---------------
Total Hand/Machine Tools
(Cost $4,908,947)                               5,373,436
                                          ---------------
Health Care--2.2%
 Allergan Inc                      50,800       2,527,300
 Bard (C R) Inc                    19,978       1,058,834
 Bausch & Lomb Inc                 21,821       1,493,375
 Baxter International Inc         110,721       6,954,663
 Becton Dickinson & Co             96,061       2,569,632
 Biomet Inc                        43,468       1,738,720
 +Boston Scientific Corp          152,221       3,329,834
 Columbia/HCA Healthcare Corp     214,786       6,295,915
 +Guidant Corp                    115,111       5,410,217
 +Healthsouth Corp                160,259         861,392
 +Humana Inc                       64,704         529,764
 Johnson & Johnson                520,147      48,438,689
 Mallinckrodt Group Inc            27,624         878,789
 +Manor Care Inc                   42,886         686,176
 Medtronic Inc                    444,856      16,209,441
 +St Jude Medical Inc              32,653       1,002,039
 +Tenet Healthcare Corp           119,123       2,799,391
 United Healthcare Corp            66,303       3,522,347
 +Wellpoint Health Networks        25,355       1,671,845
                                          ---------------
Total Health Care
(Cost $84,180,983)                            107,978,363
                                          ---------------
Holding Companies--Diversified--0.2%
 Seagrams Co Ltd                  164,437       7,389,388
                                          ---------------
Total Holding Companies--Diversified
(Cost $6,502,452)                               7,389,388
                                          ---------------
Home Builders--0.0%
 Centex Corp                       23,215         573,120
 Fleetwood Enterprises Inc         13,708         282,728
 Kaufman & Broad Home Corp         17,979         434,867
 Pulte Corp                        17,087         384,458
                                          ---------------
Total Home Builders
 (Cost $1,648,851)                              1,675,173
                                          ---------------
Home Furnishings--0.1%
 Leggett & Platt Inc               56,700       1,215,506
 Maytag Corp                       33,811       1,622,928
 Whirlpool Corp                    29,131       1,895,336
                                          ---------------
Total Home Furnishings
 (Cost $4,062,818)                              4,733,770
                                          ---------------

December 31, 1999

------------------------------------------------------------

MIP--S&P 500 Index                      Shares         Value

------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------
Household Products/Wares--0.3%
 American Greetings Corp Class A        26,270 $     620,629
 Avery-dennison Corp                    43,633     3,179,755
 Clorox Co                              90,052     4,536,370
 Fortune Brands Inc                     64,148     2,120,893
 Jostens Inc                            13,796       335,415
 Newell Rubbermaid Inc                 107,840     3,127,360
 Tupperware Corp                        22,621       383,143
                                               -------------
Total Household Products/Wares
 (Cost $12,785,042)                               14,303,565
                                               -------------
Insurance--2.9%
 Aetna Inc                              54,289     3,030,005
 AFLAC CORP                            101,382     4,783,963
 Allstate Corp                         303,349     7,280,376
 American General Corp                  94,773     7,190,901
 American International Group Inc      585,625    63,320,703
 Aon Corp                               98,022     3,920,860
 Chubb Corp                             63,769     3,590,992
 CIGNA Corp                             70,827     5,706,000
 Cincinnati Financial Corp              63,644     1,984,897
 Conseco Inc                           123,646     2,210,172
 Hartford Financial Services Group      86,412     4,093,769
 Jefferson-Pilot Corp                   40,464     2,761,668
 Lincoln National Corp                  76,197     3,047,880
 Loews Corp                             41,313     2,507,183
 Marsh & McLennan Companies Inc        100,335     9,600,805
 MBIA Inc                               38,539     2,035,341
 MGIC Investment Corp                   41,931     2,523,722
 Progressive Corp Ohio                  28,125     2,056,641
 SAFECO Corp                            51,422     1,279,122
 St Paul Co                             86,993     2,930,577
 Torchmark Corp                         51,586     1,499,218
 Unumprovident Corp                     91,610     2,937,246
                                               -------------
Total Insurance
 (Cost $108,341,003)                             140,292,041
                                               -------------
Iron/Steel--0.1%
 Allegheny Technologies Inc             37,270       836,246
 +Bethlehem Steel Corp                  50,451       422,527
 Nucor Corp                             33,724     1,848,497
 USX-U.S. Steel Group                   34,183     1,128,039
                                               -------------
Total Iron/Steel
 (Cost $4,772,269)                                 4,235,309
                                               -------------
Leisure Time--0.3%
 Brunswick Corp                         35,682       793,925
 Carnival Corp Class A                 232,789    11,130,224
                                               -------------
Total Leisure Time
 (Cost $11,133,423)                               11,924,149
                                               -------------
Lodging--0.1%
 Hilton Hotels Corp                    100,112       963,578
 Marriott International                 95,283     3,007,370
                                               -------------
Total Lodging
 (Cost $3,919,019)                                 3,970,948
                                               -------------
Machinery--0.5%
 Briggs & Stratton Corp                  9,122       489,167
 Caterpillar Inc                       135,328     6,368,874
 Cummins Engine Co Inc                  15,900       768,169

--------------------------------------------------------------

                                          Shares         Value

--------------------------------------------------------------
 Deere & Co                               89,327 $   3,874,559
 Dover Corp                               79,663     3,614,709
 Ingersoll-Rand Co                        63,286     3,484,685
 McDermott International Inc              23,106       209,398
 NACCO Industries Inc Class A              3,027       168,188
 Rockwell International Corp              73,145     3,501,817
                                                 -------------
Total Machinery
 (Cost $18,440,998)                                 22,479,566
                                                 -------------
Media--3.4%
 +CBS Corp                               288,983    18,476,851
 +Clear Channel Communications Inc       127,745    11,401,241
 Comcast Corp Class A                    284,258    14,372,795
 Disney (Walt) Co                        781,324    22,853,727
 Dow Jones & Co Inc                       34,936     2,375,648
 Gannett Co Inc                          106,280     8,668,463
 Knight-Ridder Inc                        30,498     1,814,631
 McGraw-Hill Inc                          75,095     4,627,729
 +MediaOne Group Inc                     229,855    17,655,737
 Meredith Corp                            20,197       841,962
 New York Times Co Class A                66,704     3,276,834
 Time Warner Inc                         487,770    35,332,839
 Times Mirror Co Class A                  23,181     1,553,127
 Tribune Co                               90,382     4,976,659
 +Viacom Inc Class B                     264,159    15,965,110
                                                 -------------
Total Media
 (Cost $91,189,951)                                164,193,353
                                                 -------------
Metal Fabricate/Hardware--0.0%
 Timken Co                                24,501       500,739
 Worthington Industries Inc               36,040       596,913
                                                 -------------
Total Metal Fabricate/Hardware
 (Cost $1,172,632)                                   1,097,652
                                                 -------------
Metals--Diversified--0.5%
 Alcan Aluminum Ltd                       86,465     3,561,277
 Alcoa Inc                               139,199    11,553,517
 +Freeport McMoRan Inc                    63,424     1,339,832
 +Inco Ltd                                70,437     1,655,270
 Phelps Dodge Corp                        22,901     1,537,230
 Placer Dome Inc                         120,056     1,290,602
 Reynolds Metals Co                       24,353     1,866,049
                                                 -------------
Total Metals--Diversified
 (Cost $15,205,426)                                 22,803,777
                                                 -------------
Mining--0.1%
 Barrick Gold Corp                       147,998     2,617,715
 Homestake Mining Co                      92,085       719,414
 Newmont Mining Corp                      64,155     1,571,798
                                                 -------------
Total Mining
 (Cost $6,518,262)                                   4,908,927
                                                 -------------
Manufacturer--5.7%
 Cooper Industries Inc                    36,420     1,472,734
 Corning Inc                              92,903    11,978,681
 Crane Co                                 26,543       527,542
 Danaher Corp                             51,856     2,502,052
 Eastman Kodak Co                        120,341     7,972,591
 Eaton Corp                               27,696     2,011,422
 +FMC Corp                                12,392       710,217
 General Electric Co                   1,239,186   191,764,034
 Illinois Tool Works Inc                 107,786     7,282,292
 ITT Industries Inc                       34,073     1,139,316
 Minnesota Mining & Manufacturing Co     152,721    14,947,568

December 31, 1999

----------------------------------------------------------

MIP--S&P 500 Index                    Shares         Value

----------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------
 National Service Industries Inc      15,998 $     471,941
 Pall Corp                            48,399     1,043,603
 Polaroid Corp                        17,470       328,654
 PPG Industries Inc                   66,344     4,150,647
 Textron Inc                          57,334     4,396,801
 Tyco International Ltd              633,078    24,610,907
                                             -------------
Total Miscellaneous Manufacturer
(Cost $143,990,320)                            277,311,002
                                             -------------
Office/Business Equipment--0.2%
 Pitney Bowes Inc                    102,053     4,930,436
 Xerox Corp                          252,366     5,725,554
                                             -------------
Total Office/Business Equipment
(Cost $13,290,457)                              10,655,990
                                             -------------
Oil & Gas Producers--4.9%
 Amerada Hess Corp                    34,891     1,980,064
 Anadarko Petroleum Corp              46,745     1,595,173
 Apache Corp                          41,497     1,532,795
 Atlantic Richfield Corp             122,330    10,581,545
 Burlington Resources Inc             70,978     2,346,710
 Chevron Corp                        248,501    21,526,399
 Coastal Corp                         81,860     2,900,914
 Conoco Inc Class B                  238,785     5,939,776
 Exxon Mobil Corp                  1,305,075   105,140,105
 Helmerich & Payne Inc                19,470       424,689
 Kerr-McGee Corp                      32,874     2,038,188
 Occidental Petroleum Corp           133,734     2,891,998
 Phillips Petroleum Co                96,587     4,539,589
 +Rowan Co Inc                        32,475       704,302
 Royal Dutch Petroleum Corp          811,574    49,049,504
 Sunoco Inc                           35,137       825,720
 Texaco Inc                          206,300    11,204,669
 Tosco Corp                           43,600     1,185,375
 Transocean Sedco Forex Inc           40,219     1,354,873
 Union Pacific Resources Group        97,483     1,242,908
 Unocal Corp                          92,813     3,115,036
 USX-Marathon Group                  118,377     2,922,432
                                             -------------
Total Oil & Gas Producers
(Cost $170,481,951)                            235,042,764
                                             -------------
Oil & Gas Services--0.4%
 Baker Hughes Inc                    126,058     2,655,097
 Halliburton Co                      167,918     6,758,700
 Schlumberger Ltd                    207,742    11,685,488
                                             -------------
Total Oil & Gas Services
(Cost $18,232,858)                              21,099,285
                                             -------------
Packaging & Containers--0.1%
 Ball Corp                            11,780       463,838
 Bemis Co                             20,358       709,985
 Crown Cork & Seal Co                 47,391     1,060,374
 +Owens Illinois Inc                  60,369     1,512,998
 +Pactiv Corp                         65,875       699,922
 +Sealed Air Corp                     32,207     1,668,725
                                             -------------
Total Packaging & Containers
(Cost $9,121,867)                                6,115,842
                                             -------------
Pharmaceuticals--6.0%
 Abbott Laboratories                 576,420    20,931,251
 +ALZA Corp                           37,839     1,310,175
 American Home Products Corp         494,953    19,519,709
 Bristol-Myers Squibb Co             750,938    48,200,833
 Cardinal Health Inc                 103,852     4,971,915
 Lilly (Eli) & Co                    413,744    27,513,976

-----------------------------------------------------------

                                       Shares         Value

-----------------------------------------------------------
 Merck & Co Inc                       884,208 $  59,297,199
 Pfizer Inc                         1,465,296    47,530,539
 Pharmacia And Upjohn Inc             192,356     8,656,020
 Schering-Plough Corp                 556,114    23,461,059
 Warner Lambert Co                    323,703    26,523,415
 +Watson Pharmaceutical Inc            35,421     1,268,515
                                              -------------
Total Pharmaceuticals
(Cost $213,451,375)                             289,184,606
                                              -------------
Pipelines--0.5%
 Columbia Gas Systems Inc              32,122     2,031,717
 Consolidated Natural Gas Co           36,891     2,395,609
 El Paso Energy Corp                   77,357     3,002,419
 Enron Corp                           271,020    12,026,513
 Williams Co Inc                      165,460     5,056,871
                                              -------------
Total Pipelines
(Cost $17,444,082)                               24,513,129
                                              -------------
Retail--6.4%
 +AutoZone Inc                         57,606     1,861,381
 +Bed Bath & Beyond Inc                41,600     1,445,600
 +Best Buy Co Inc                      77,898     3,909,506
 Circuit City Stores Inc               77,063     3,472,651
 +Consolidated Stores Corp             42,302       687,408
 CVS Corp                             149,244     5,960,432
 Darden Restaurants Inc                51,880       940,325
 Dayton-Hudson Corp                   167,774    12,320,903
 Dillards Inc Class A                  41,422       836,207
 Dollar General Corp                   85,424     1,943,396
 +Federated Department Stores Inc      79,767     4,033,219
 Gap Inc                              325,148    14,956,808
 Harcourt General Inc                  27,581     1,110,135
 Home Depot Inc                       862,041    59,103,686
 Ikon Office Solutions Inc             53,983       367,759
 +K Mart Corp                         190,809     1,920,016
 +Kohls Corp                           62,134     4,485,298
 Limited Inc                           81,938     3,548,940
 Longs Drug Stores Corp                15,054       388,581
 Lowe's Co Inc                        142,840     8,534,690
 May Department Stores Co             127,673     4,117,454
 McDonald's Corp                      513,168    20,687,085
 Nordstrom Inc                         54,615     1,430,230
 +Office Depot Inc                    138,149     1,511,005
 Penney (J C) Co Inc                  101,249     2,018,652
 Rite Aid Corp                        100,031     1,119,097
 Sears Roebuck & Co                   145,124     4,417,212
 +Staples Inc                         177,729     3,687,877
 Tandy Corp                            73,625     3,621,430
 The Pep Boys--Manny Moe & Jack        20,775       189,572
 TJX Companies Inc                    122,203     2,497,524
 +Toys R Us Inc                        96,075     1,375,073
 +Tricon Global Restaurants            59,032     2,280,111
 Walgreen Co                          380,778    11,137,757
 Walmart Stores Inc                 1,681,610   116,241,291
 Wendy's International Inc             47,843       986,762
                                              -------------
Total Retail
(Cost $172,421,820)                             309,145,073
                                              -------------
Savings & Loans--0.2%
 Golden West Financial                 63,654     2,132,409
 Washington Mutual Inc                220,472     5,732,272
                                              -------------
Total Savings & Loans
(Cost $9,177,050)                                 7,864,681
                                              -------------

December 31, 1999

----------------------------------------------------------------

MIP--S&P 500 Index                          Shares         Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
Semiconductors--3.6%
 +Advanced Micro Devices                    55,827 $   1,615,494
 +Applied Materials Inc                    142,318    18,029,912
 Intel Corp                              1,255,365   103,332,232
 +KLA Instruments Corp                      33,748     3,758,684
 +LSI Logic Corp                            55,154     3,722,895
 +Micron Technology Inc                     95,676     7,438,779
 +National Semiconductor                    64,381     2,756,312
 Texas Instruments Inc                     298,263    28,894,228
 +Xilinx Inc                               111,400     5,065,224
                                                   -------------
Total Semiconductors
(Cost $75,366,825)                                   174,613,760
                                                   -------------
Software--9.6%
 Adobe Systems Inc                          46,726     3,142,324
 +America Online Inc                       838,542    63,257,512
 Autodesk Inc                               20,332       686,205
 Automatic Data Processing                 234,757    12,647,533
 +BMC Software Inc                          90,534     7,237,062
 +Citrix Systems Inc                        30,070     3,698,610
 Computer Associates International Inc     203,896    14,259,977
 +Compuware Corp                           136,195     5,073,264
 First Data Corp                           161,323     7,955,240
 IMS Health Inc                            119,883     3,259,319
 +Microsoft Corp                         1,943,474   226,900,590
 +Novell Inc                               128,514     5,132,528
 +Oracle Systems Corp                      538,861    60,386,111
 +Parametric Technology Corp               103,203     2,792,931
 +Peoplesoft Inc                            90,560     1,930,060
 Shared Medical System Corp                 10,340       526,694
 +Yahoo! Inc                                99,540    43,069,714
                                                   -------------
Total Software
(Cost $206,608,210)                                  461,955,674
                                                   -------------
Telecommunication Equipment--5.0%
 +ADC Telecommunications                    49,901     3,620,941
 +Andrew Corp                               32,217       610,109
 +Comverse Technology Inc                   23,500     3,401,625
 +General Instrument Corp                   65,466     5,564,610
 Lucent Technologies Inc                 1,176,833    88,041,819
 Motorola Inc                              229,918    33,855,426
 Nortel Networks Corp                      502,367    50,739,067
 +Qualcom Inc                              245,196    43,185,146
 Scientific-Atlanta Inc                     28,973     1,611,623
 +Tellabs Inc                              148,663     9,542,306
                                                   -------------
Total Telecommunication Equipment
(Cost $85,508,910)                                   240,172,672
                                                   -------------
Telecommunications--0.9%
 +Global Crossing Ltd                      283,449    14,172,450
 +Nextel Communications Class A            133,682    13,785,956
 Sprint Corp (pcs Group)+                  164,107    16,820,957
                                                   -------------
Total Telecommunications
 (Cost $15,127,390)                                   44,779,363
                                                   -------------
Telephone--6.7%
 Alltel Corp                               114,284     9,449,858
 AT & T Corp                             1,208,638    61,338,379
 Bell Atlantic Corp                        587,785    36,185,514
 Bellsouth Corp                            713,419    33,396,927
 Centurytel Inc                             52,469     2,485,719
 GTE Corp                                  368,665    26,013,924
 +MCI Worldcom Inc                       1,063,259    56,419,154

------------------------------------------------------------------------------
                                                         Shares/
                                                       Principal         Value

------------------------------------------------------------------------------
 SBC Communication Inc                                 1,290,288 $  62,901,540
 Sprint Corp                                             328,630    22,120,907
 U.S. West Inc                                           191,430    13,782,960
                                                                 -------------
Total Telephone
 (Cost $209,737,582)                                               324,094,882
                                                                 -------------
Textiles--0.0%
 Springs Industries Inc Class A                            7,142       285,234
                                                                 -------------
Total Textiles
 (Cost $288,318)                                                       285,234
                                                                 -------------
Tobacco--0.5%
 Philip Morris Co Inc                                    899,120    20,848,345
 UST Inc                                                  67,406     1,697,789
                                                                 -------------
Total Tobacco
 (Cost $33,540,360)                                                 22,546,134
                                                                 -------------
Toys/Games/Hobbies--0.1%
 Hasbro Inc                                               75,412     1,437,541
 Mattel Inc                                              159,572     2,094,383
                                                                 -------------
Total Toys/Games/Hobbies
 (Cost $5,755,424)                                                   3,531,924
                                                                 -------------
Transportation--0.5%
 Burlington Northern Santa Fe                            177,184     4,296,712
 CSX Corp                                                 83,427     2,617,522
 +FDX Corp                                               113,457     4,644,646
 Kansas City Southern Industries                          41,791     3,118,653
 Norfolk Southern Corp                                   145,750     2,987,875
 Union Pacific Corp                                       94,580     4,126,053
                                                                 -------------
Total Transportation
 (Cost $23,262,453)                                                 21,791,461
                                                                 -------------
Trucking & Leasing--0.0%
 Ryder System Inc                                         26,060       636,841
                                                                 -------------
Total Trucking & Leasing
 (Cost $724,416)                                                       636,841
                                                                 -------------
TOTAL COMMON STOCKS
 (Cost $2,955,509,045)                                           4,647,088,660
                                                                 -------------
------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--4.7%
------------------------------------------------------------------------------
Cash Equivalents--1.0%
 ++Golden Prime
 5.40%, 01/03/00                                    $ 44,072,532 $  44,072,532
 ++Investors Bank & Trust Depository Receipt 5.53%,
 01/03/00                                              5,100,000     5,100,000
                                                                 -------------
                                                                    49,172,532
                                                                 -------------
Repurchase Agreements--3.3%
 Morgan Stanley Triparty Repurchase Agreement dated
 12/31/99, due 1/03/00 with a maturity value of
 $160,491,184 and an effective yield of 2.40%,
 collateralized by a U.S. Treasury Note with a rate
 of 6.25% a maturity of 4/30/01 and market value of
 $163,671,231.                                      $160,459,092 $ 160,459,092
                                                                 -------------

December 31, 1999

-----------------------------------------------------
                              Shares/
MIP--S&P 500 Index          Principal          Value

-----------------------------------------------------
SHORT-TERM INSTRUMENTS--(Continued)
-----------------------------------------------------
U.S. Treasury Bills--0.3%
 +++U.S. Treasury Bills
 5.04%, 03/23/00         $ 15,750,000 $   15,572,534
                                      --------------
TOTAL SHORT TERM INSTRUMENTS
(Cost $225,192,218)                      225,204,158
                                      --------------
TOTAL INVESTMENTS IN SECURITIES--
100.9%
(Cost $3,180,701,263)** (Notes 1 and
3)                                     4,872,292,818
Other Assets and Liabilities, Net--
(0.9)%                                   (44,767,792)
                                      --------------
TOTAL NET ASSETS--100.0%              $4,827,525,026
                                      ==============

Notes to the Schedule of Investments:
  * Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ These U.S. Treasury Bills are held in segregated accounts in connection with the Fund's holdings of S&P 500 futures contracts. See Note 1.
 ** The aggregate identified cost for federal income tax purposes is $3,183,525,561. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

   Gross Unrealized Appreciation  $1,830,907,457
   Gross Unrealized Depreciation    (142,140,200)
                                  --------------
   Net Unrealized Appreciation    $1,688,767,257
                                  ==============

                       See Notes to Financial Statements.

Schedule of Investments

December 31, 1999

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value
------------------------------------------------------------
COMMON STOCKS--97.0%
------------------------------------------------------------

Advertising--1.2%
 *24/7 Media Inc                          1,092 $     61,425
 *AdForce Inc.                            1,000       71,375
 *Catalina Marketing Corporation            917      106,143
 *Cybergold Inc.                          1,400       24,763
 *Cyrk International Inc.                   691        8,206
 *Digital Impact Inc                      1,403       70,325
 *DoubleClick Inc                         2,222      562,305
 *e4L Inc                                 1,439        3,598
 *Flycast Communications Corporation        800      103,950
 *FreeShop.com Inc                          600       28,800
 *GenesisIntermedia.com Inc                 400        2,325
 *Getty Images Inc                        1,766       86,313
 Grey Advertising Inc                        55       22,000
 *Ha-Lo Industries Inc                    2,304       17,280
 *Healthworld Corporationoration          1,000       20,750
 *K2 Design Inc                             400        2,550
 *Lamar Advertising Company               2,276      137,840
 *Leapnet Inc                               600        3,563
 *Lifeminders.com Inc                     1,000       57,750
 *Mediaplex Inc                           1,500       94,125
 *Modem Media Poppe Tyson Inc               200       14,075
 *MyPoints.com Inc                        1,200       88,800
 *Obie Media Corporation                    220        2,558
 Penton Media Inc                         1,619       38,856
 *Princeton Video Image Inc                 200        1,600
 *RH Donnelley Corporation                1,530       28,879
 *Snyder Communications Inc               3,586       69,031
 The Ackerly Group Inc                    1,120       20,300
 *theglobe.com Inc                          922        7,722
 *TMP Worldwide Inc                       1,805      256,310
 True North Communications Inc            2,515      112,389
 *Ventiv Health Inc                       1,095       10,060
 *Yesmail.com Inc                         1,300       43,956
 Young & Rubicam Inc                      3,562      252,012
                                                ------------
                                                   2,431,934
                                                ------------
Aerospace & Defense--0.2%
 AAR Corporation                          1,340       24,036
 *BE Aerospace Inc                        1,087        9,172
 Cordant Technologies Inc                 1,933       63,789
 *Ducommun Inc                              413        4,491
 *Edac Technologies Corporation             300          450
 *First Aviation Services Inc             2,400       11,850
 GenCorp Inc                              2,357       23,275
 *Hawker Pacific Aerospace                3,200       23,200
 HEICO Corporation Class A                  252        5,324
 HEICO Corporation                          309        6,740
 *Hi-Shear Technology Corporation           300          788
 *Kellstrom Industries Inc                  433        3,951
 *Kreisler Manufacturing Corporation      2,500       10,625
 *LMI Aerospace Inc                         376        1,128
 Newport News Shipbuilding                1,578       43,395
 *Orbital Sciences Corporation            1,847       34,285
 *Precision Standard Inc                    700        6,913
 Primex Technologies Inc                    376        7,802

--------------------------------------------------------------------

                                                 Shares        Value
--------------------------------------------------------------------

 *Sequa Corporation                                 564 $     30,421
 *Simula Inc                                        443        2,409
 Stewart & Stevenson Services                     1,132       13,407
 *The Fairchild Corporation Class A               1,431       12,968
 Transtechnology Corporation                        232        2,567
 Venturian Corporation                              440        2,640
                                                        ------------
                                                             345,626
                                                        ------------
Airlines--0.5%
 Airborne Freight Corporation                     2,660       58,520
 *Airnet Systems Inc                                519        3,698
 *AirTran Holdings Inc                            2,893       13,109
 *Alaska Air Group Inc                            1,272       44,679
 *American West Holdings Corporation Class B      2,024       41,998
 *Atlantic Coast Airlines Holdings                  859       20,401
 *Atlas Air Inc                                   1,604       44,010
 Comair Holdings Inc                              4,600      107,525
 *Continental Airlines Class B                    3,664      162,590
 *Frontier Airlines Inc                             735        8,361
 *Kitty Hawk Inc                                    824        5,665
 *Mesa Air Group Inc                              1,546        7,344
 *Mesaba Holdings Inc                               887       10,145
 *Midway Airlines Corporation                       517        3,199
 *Midwest Express Holdings Inc                      630       20,081
 *Northwest Airlines Corporation Class A          4,535      100,904
 *Offshore Logistics Inc                            991        9,291
 Petroleum Helicopters NV                           245        2,389
 SkyWest Inc                                      1,084       30,352
 *Trans World Airlines Inc                        3,081        8,665
 *UAL Corporation                                 2,676      207,557
 *Vanguard Airlines Inc                           1,100        3,609
                                                        ------------
                                                             914,092
                                                        ------------
Automotive--0.9%
 *Aftermarket Technology Inc                        845       10,087
 *Alltrista Corporation                             348        7,700
 *American Axle & Manufacturing Holdings Inc      1,700       20,613
 AO Smith Corporation Class B                     1,042       22,794
 Arvin Industries Inc                             1,397       39,640
 Autocam Corporation                                273        4,931
 *AutoNation Inc                                 24,098      222,907
 Bandag Inc                                       1,181       29,525
 Borg-Warner Automotive Inc                       1,345       54,473
 *Breed Technologies Inc                          2,359          330
 *Cannondale Corporation                            274        1,790
 Clarcor Inc                                      1,091       19,638
 Coachmen Industries Inc                            741       11,208
 Collins Industries Inc                             400        2,000
 *Copart Inc                                      1,291       56,159
 *Delco Remy International Inc                      869        7,169
 *Dura Automotive Systems Inc                       622       10,846
 *Excelsior-Henderson Motorcycle                    482          346
 Exide Corporation                                  955        7,938
 *Featherlite Inc                                   400        2,250
 *FinishMaster Inc                                  300        2,381
 *Group 1 Automotive Inc                            917       12,781
 Harley-Davidson Inc                              7,736      495,588
 Hastings Manufacturing Company                     100          800
 *Hayes Lemmerz International Inc                 1,550       27,028

December 31, 1999

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------

 Hertz Corporation Class A                   2,020 $    101,253
 *Holiday RV Superstores Inc                   400        2,250
 *Hometown Auto Retailers
 Inc--Class A                                  400        1,425
 Huffy Corporation                             434        2,279
 *Impco Technologies Inc                       365        5,087
 JLG Industries Inc                          2,072       33,023
 *Keystone Automotive Industries Inc           786        4,618
 *Lear Corporation                           3,283      105,056
 *Lithia Motors Inc Class A                    425        7,597
 *Lund International Holdings Inc              200        1,175
 Mascotech Inc                               2,262       28,699
 *McLaren Automotive Group Inc                 593        1,334
 Meritor Automotive Inc                      3,488       67,580
 *Miller Industries Inc--TN                  1,720        4,945
 Modine Manufacturing Company                1,524       38,100
 *Monaco Coach Corporation                     835       21,345
 *Motorcar Parts & Accessories                 487          533
 *National R V Holdings Inc                    576       11,088
 *Noble International Ltd                      300        4,313
 Oshkosh Truck Corporation                     607       17,793
 *R & B Inc                                    461        2,132
 *Raytech Corporation--DEL                     300        1,013
 Regal-Beloit Corporation                    1,035       21,347
 *Rush Enterprises Inc                         397        5,757
 *Safety Components International Inc          400          350
 Simpson Industries Inc                        772        8,685
 *Smart Choice Automotive Group Inc          2,000          660
 *Sonic Automotive Inc                       1,012        9,867
 Spartan Motors Inc                            562        2,459
 *Standard Automotive Corporation              200        1,800
 Standard Motor Products Inc                   584        9,417
 *Starcraft Corporation                      2,200       15,675
 *Strattec Security Corporation                206        6,669
 Superior Industries International Inc       1,324       35,500
 *Supreme Industries Inc                       489        3,026
 *TBC Corporation                              882        5,513
 Tenneco Automotive Inc                      2,400       22,350
 *The Coast Distribution System Inc--DE        300          750
 *The Colonel's International Inc            1,089        7,351
 *The Kroll-O'Gara Company                   1,019       16,814
 Titan International Inc                       771        5,012
 *Transportation Components Inc              1,093        3,142
 *Ugly Duckling Corporation                    719        4,943
 *United Auto Group Inc                      1,064        9,510
 Wabash National Corporation                 1,027       15,405
 Winnebago Industries Inc                    1,020       20,464
 Wynn's International Inc                      841       11,879
                                                   ------------
                                                      1,777,905
                                                   ------------
Banking--4.7%
 1st Source Corporation                        847       21,175
 1st State Bancorp Inc                         200        3,825
 Abington Bancorp Inc                          200        2,113

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *ACE Cash Express Inc                            366 $      6,771
 Alabama National BanCorp--DE                     387        7,305
 Allegiant Bacorp Inc                             285        2,779
 Alliance Bancorp                                 422        7,807
 AMB Financial Corporation                        400        5,300
 Ambanc Holding Company Inc                       246        3,629
 Amcore Financial Inc                           1,295       31,080
 Ameriana Bancorp                                 156        2,262
 American Bancorp                                 140        2,293
 *American Bancshares Inc                         223        2,676
 American Bank Conn Waterbury                     167        4,008
 American National Bankshares Inc                 600       10,050
 ANB Corporation                                  468       18,603
 Anchor Bancorp Wisconsin Inc                   1,023       15,473
 Anchor Financial Corporation                     539       14,823
 Andover Bancorp Inc                              239        6,692
 Area Bancshares Corporation                      700       17,150
 Arrow Financial Corporation                      287        5,579
 ASB Financial Corporation                        400        3,900
 Associated Banc Corporation                    3,031      103,812
 Astoria Financial Corporation                  2,546       77,494
 Atlantic Financial Corporation                   186        2,720
 BancFirst Corporation                            415       14,084
 BancFirst Ohio Corporation                       292        6,716
 Banco Santander Puerto Rico                    1,700       26,244
 Bancorp Connecticut Inc                          229        3,550
 BancorpSouth Inc                               2,798       45,642
 Bancwest Corporation                           5,412      105,534
 Bank of Granite Corporation                      512       11,008
 Bank of South Carolina Corporation               400        5,700
 Bank of the Ozarks                               169        3,296
 *Bank Plus Corporation                           868        2,496
 Bank Santa Clara California                      102        3,366
 Bank United Corporation Class A                1,467       39,976
 BankAtlantic Bancorp Inc Class A               1,133        4,673
 *Bankfirst Corporation                           419        3,614
 Banknorth Group Inc                            1,035       27,686
 *Bankunited Financial Corporation Class A        657        5,215
 Bar Harbor Bankshares                            163        2,893
 Bay State Bancorp Inc                            113        2,204
 Bay View Capital Corporation                   1,442       20,452
 BCSB Bankcorp Inc                                273        1,809
 Belmont Bancorp                                  893        5,693
 Berkshire Bancorp Inc                             95        3,325
 Big Foot Financial Corporation                   400        5,000
 *BOK Financial Corporation                     2,321       46,891
 Borel Bank & Trust San Mateo                     129        2,338
 *Boston Private Financial Holdings Inc         1,300       11,050
 Bostonfed Bancorp Inc                            192        3,048
 Brenton Banks Inc                                924        9,356
 Brodge View Bancorp                              124        1,951
 Brookline Bancorp Inc                          1,301       12,685
 Bryn Mawr Bank Corporation                       458       10,935
 BSB Bancorp Inc                                  706       13,591
 BT Financial Corporation                         783       17,233
 *BWC Financial Corporation                       200        3,875
 California Independent Bancorp                   367        6,285

December 31, 1999

---------------------------------------------------------------------
MIP Extended Index Portfolio                      Shares        Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------

 Camco Financial Corporation                         257 $      2,634
 Camden National Corporation                         802       13,434
 *Capital Bank Corporation                           200        1,550
 Capital City Bank Group Inc                         326        7,009
 *Capital Corporation of The West                    300        2,925
 *Capital Crossing Bank                              181        2,263
 Capitol Bancorp Ltd                                 732        7,595
 Carolina First Corporation                        1,101       20,093
 Carolina Southern Bank                              160        2,075
 Cascade Bancorp                                     751        9,388
 *Cascade Financial Corporation                      250        2,641
 Cathay Bancorp Inc                                  401       16,441
 Cavalry Bancorp Inc                                 274        4,521
 CB Bancshares Inc-Hawaii                            131        3,856
 CCB Financial Corporation                         2,077       90,481
 CCBT Financial Companies Inc                        334        5,135
 Cenit Bancorp Inc                                   178        3,082
 *Centennial Bancorp                                 652        7,009
 Center Bancorp Inc                                  210        3,170
 *Central Coast Bancorp                              338        5,577
 Centura Banks Inc                                 1,550       68,394
 Century Bancorp Inc Class A                         161        2,616
 Century South Banks Inc                             493       11,031
 CFS Bancorp Inc                                     846        7,878
 Charter One Financial Inc                        10,539      201,558
 Chemical Financial Corporation                      603       19,221
 Chester Valley Bancorp                              697       10,978
 Chittenden Corporation                            1,549       45,889
 Citizens Banking Corporation-MI                   2,343       52,425
 Citizens Financial Services Inc                     225        3,769
 Citizens First Financial Corporation                722        8,664
 City Holding Company                                752       10,528
 City National Corporation                         2,453       80,796
 *Civic Bacorp                                       207        3,209
 CKF Bancorp Inc                                     400        5,400
 CNB Financial Corporation-NY                        780       12,090
 CNBT Bancshares Inc                                 319        3,429
 CNY Financial Corporation                           239        4,302
 Coast Bancorp                                       242        5,838
 Coastal Bancorp Inc                                 262        4,585
 Coastal Financial Corporation                       767        8,821
 Codorus Valley Bancorp Inc                          420        7,298
 Colonial BancGroup Inc                            5,491       56,969
 Colorado Business Bankshares                        946       12,062
 Columbia Bancorp                                    204        2,308
 *Columbia Banking System Inc                        388        5,093
 Comm Bancorp Inc                                     98        3,920
 Commerce Bancorp Inc-NJ                           1,319       53,337
 Commerce Bancshares Inc                           2,992      101,344
 Commercial Bank of New York                         237        2,637
 Commercial Bankshares Inc-FL                        173        3,638
 Commercial Federal Corporation                    2,908       51,799
 Commercial National Financial Corporation-PA        261        4,568
 Commonwealth Bancorp Inc                            542        9,011
 *Community Bancorp Inc                              420        2,258
 Community Bank Shares of Indiana Inc                200        3,275
 Community Bank System Inc                           269        6,221

-----------------------------------------------------------

                                        Shares        Value
-----------------------------------------------------------

 Community Banks Inc                       252 $      5,765
 Community Bankshares Inc-VA               161        3,542
 Community Bankshares Inc                  582        7,566
 *Community Capital Corporation            300        2,550
 Community Financial Corporation-VA        400        4,150
 Community First Banking Company           123        2,137
 Community First Bankshares Inc          2,411       37,973
 Community Savings Bankshares              844       10,603
 Community Trust Bancorp Inc               408        8,160
 Community West Bancshares                 400        2,850
 Compass Bancshares Inc                  5,559      124,024
 *Cooperative Bankshares Inc               400        4,400
 Cornerstone Bancorp Inc                   100        1,125
 Corus Bankshares Inc                      651       15,624
 CoVest Bancshares Inc                     200        2,663
 CPB Inc                                   367       10,460
 Cullen-Frost Bankers Inc                2,688       69,216
 CVB Financial Corporation                 973       22,501
 Delphos Citizens Bancorp Inc              400        6,700
 Desert Community Bank                     354        7,523
 Dime Bancorp Inc                        5,391       81,539
 Dime Community Bancshares                 427        7,900
 Downey Financial Corporation            1,258       25,396
 Drovers Bancshares Corporation-PA         272        5,576
 Eagle Bacshares Inc                       211        3,033
 East Texas Financial Services Inc         400        3,700
 East West Bancorp Inc                   1,200       13,725
 Eastern Virginia Bankshares               690       13,110
 EFC Bancorp Inc                           335        3,350
 Elmira Savings Bank FSB                   342        7,439
 *Equitable Federal Savings Bank           400        6,800
 ESB Financial Corporation                 800        9,500
 F&M Bancorp-Frederick MD                  406        8,222
 F&M National Corporation                1,008       27,783
 Farmers Capital Bank Corporation          278        8,375
 FCNB Corporation                          688       10,492
 FFD Financial Corporation                 400        4,400
 FFLC Bancorp Inc                          164        2,501
 FFW Corporation                           400        5,100
 FFY Financial Corporation                 288        3,528
 Fidelity Bancorp Inc-PA                   400        5,300
 Fidelity Bancorp Inc                      107        1,792
 Fidelity Bankshares Inc                   750       10,594
 Fidelity Financial of Ohio Inc            500        8,938
 Fidelity National Corporation             363        2,745
 Finger Lakes Financial Corporation        200        1,500
 *First BanCorp                          1,333       27,660
 First Bancorp North Carolina              652       10,758
 First Banking Co-S/E Georgia              573       11,102
 First Banks America Inc                   198        3,589
 First Bankshares Inc                      400        3,800
 First Bell Bancorp Inc                    229        3,492
 First Busey Corporation Class A           606       13,711
 First Charter Corporation                 808       12,019
 *First Citizens BancShares Inc            509       35,503

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 First Commerce Bancshares Inc Class A           583 $     12,535
 First Commonwealth Financial Corporation      2,868       34,416
 First Community Financial Corporation           200        3,400
 First Defiance Financial Corporation            301        3,161
 *First Essex Bancorp Inc                        278        3,996
 First Fed Financial of Kentucky                 552       12,282
 First Federal Bancorp                           600        3,825
 First Federal Bancorp Inc-OH                    600        4,425
 First Federal Bancshares of Arkansas            204        3,226
 First Federal Bankshares Inc                    529        4,563
 First Federal Capital Corporation               681        9,960
 First Federal of East Hartford                  138        4,140
 First Financial Bancorp                       2,211       47,258
 First Financial Bankshares Inc                  426       13,100
 First Financial Corporation-IN                  322       13,363
 First Financial Corporation                     400        5,150
 First Financial Holdings Inc                    501        8,016
 First Franklin Corporation                      400        5,400
 First Georgia Holding Inc                       900        4,331
 First Independence Corporation                  400        4,000
 First Indiana Corporation                       468       10,179
 First International Bancorp Inc                 555        4,440
 First Keystone Financial Inc                    400        3,900
 First Mariner Bancorp                           400        3,300
 First Merchants Corporation                     771       20,239
 First Midwest Bancorp Inc-IL                  1,948       51,622
 First Midwest Financial Inc                     400        4,500
 First Mutual Bancshares Inc                     220        2,640
 First Northern Capital Corporation              324        3,119
 *First Oak Brook Bancshares Class A             164        3,034
 First of Long Island Corporation                314        9,224
 First Place Financial Corporation               700        7,438
 First Republic Bank                             324        7,614
 First Savings Bancorp Inc                       166        3,071
 First Security Corporation                    9,977      254,726
 First Security Financial Inc                    400        4,325
 First Sentinel Bancorp Inc                    1,930       15,078
 First Southern Bancshares                       400        4,700
 First State Bancorp                             228        3,135
 First Tennessee National Corporation          6,737      192,005
 First United Bancshares Inc-Ak                1,131       15,127
 First United Corporation                        727       10,360
 First Virginia Banks Inc                      2,440      104,920
 First Washington Bancorp Inc                    421        6,210
 *First West Virgina Bancorp Inc                 240        3,960
 Firstfed America Bancorp Inc                    289        3,324
 Firstfed Financial Corporation                  945       13,289
 Firstmerit Corporation                        4,390      100,970
 Firstspartan Financial Corporation              146        2,628
 *Flag Financial Corporation                   1,000        7,000
 Flagstar Bancorp Inc                            611       10,540

-------------------------------------------------------------

                                          Shares        Value
-------------------------------------------------------------

 Florida Banks Inc                           400 $      2,413
 FloridaFirst Bancorp                        400        3,500
 Flushing Financial Corporation              414        6,132
 FMS Financial Corporation                 1,000        9,250
 FNB Corporation-NC                          534        8,544
 FNB Corporation                             794       17,667
 FNB Financial Services Corporation          153        1,607
 Foothill Independent Bancorp                820       10,660
 Frontier Financial Corporation              704       14,080
 FSF Financial Corporation                   400        4,900
 FVNB Corporation                            406       14,210
 Ga Financial Inc                            263        3,485
 Gaston Federal Bancorp Inc                  201        2,286
 GBC Bancorp                                 633       12,225
 German American Bancorp                     334        5,762
 GFSB Bancorp Inc                            400        5,400
 Glacier Bancorp Inc                         338        5,450
 Gold Banc Corporation Inc                 1,010        9,090
 *Golden State Bancorp                     6,156      106,191
 Grand Premier Financial Inc                 810       11,998
 Granite State Bankshares Inc                218        4,333
 Great Southern Bancorp Inc                  289        6,358
 Greater Bay Bancorp                         429       18,393
 Greater Community Bancorp                   410        3,741
 Greater Delaware Valley Savings Bank        200        1,700
 Greenpoint Financial Corporation          5,280      125,730
 GS Financial Corporation                    400        4,900
 Guaranty Bancshares Inc                     300        2,813
 Guaranty Federal Bancshares Inc             400        4,050
 Guaranty Financial Corporation              400        3,300
 *Gulf West Banks Inc                        410        3,588
 Habersham Bancorp                           400        5,100
 Hallmark Capital Corporation                200        1,800
 *Hamilton Bancorp Inc                       370        6,568
 Hancock Holding Company                     468       18,135
 Harbor Florida Bancshares Inc             1,383       17,893
 Hardin Bancorp Inc                          200        3,000
 Harleysville National Corporation           481       15,633
 Harleysville Savings Bank                   506        6,768
 Harrington Financial Group Inc              600        4,313
 Harris Financial Inc                      1,507       11,303
 Haven Bancorp Inc                           326        5,033
 *Hawthorne Financial Corporation            700        8,750
 *Heritage Bancorp Inc-SC                    170        2,635
 Heritage Bancorp Inc                        800        2,950
 *Heritage Commerce Corporation              365        5,840
 Heritage Financial Corporation              443        3,821
 HF Financial Corporation                    212        2,491
 Highland Bancorp Inc                        282        5,358
 Hingham Institution for Savings             400        5,800
 HMN Financial Inc                           241        2,711
 Home Bancorp                                 97        1,685
 Home City Financial Corporation             400        5,000
 Home Federal Bancorp                        189        4,253
 Home Financial Bancorp                      600        4,050
 Hopfed Bancorp Inc                          180        2,858

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 Horizon Financial Corporation                   276 $      2,622
 Hudson City Bancorp Inc                       3,000       40,313
 Hudson River Bancorp Inc                        658        6,662
 Hudson United Bancorp                         2,438       62,321
 *Imperial Bancorp                             2,241       54,064
 Independence Community Bank Corporation       3,455       43,188
 Independence Federal Savings Bank               400        4,800
 Independent Bank Corporation-MA                 548        6,850
 Independent Bank Corporation-MI                 978       14,303
 Indiana United Bancorp                          576       10,800
 Industrial Bancorp Inc                          180        2,678
 Interchange Financial Service-NJ                636       10,415
 International Bancshares Corporation            790       34,958
 InterWest Bancorp Inc                           707       13,610
 Investors Financial Services Corporation        600       27,600
 Iroquois Bancorp Inc                            200        2,950
 Irwin Financial Corporation                     969       17,260
 ISB Financial Corporation                       253        3,479
 *ITLA Capital Corporation                       700        8,794
 Jacksonville Savings Bank                       400        3,250
 James River Bankshares Inc                      200        2,325
 Jefferson Savings Bancorp Inc                 1,071       11,312
 JSB Financial Inc                               428       22,203
 Kankakee Bancorp Inc                            382        7,545
 Keystone Financial Inc                        2,401       50,571
 Klamath First Bancorp Inc                       365        4,334
 Lake Ariel Bancorp Inc                          215        3,171
 Lakeland Financial Corporation                  313        4,675
 Lamar Capital Corporation                       400        4,450
 Leeds Federal Bankshares Inc                    232        2,262
 Letchworth Independent Bcshs                    151        2,888
 Lexington B & L Financial Corporation           400        5,200
 Logansport Financial Corporation                400        4,000
 LSB Bancshares Inc                              321        5,056
 M & T Bank Corporation                          351      145,402
 MAF Bancorp Inc                               1,136       23,785
 Mahaska Investment Company                    1,062       13,275
 Main Street Bancorp Inc                         383        3,782
 Marathon Financial Corporation                  400        2,475
 Marshall & Ilsley Corporation                 5,245      329,452
 Massbank Corporation                            330        9,735
 MECH Financial Inc                              192        6,636
 Medford Bancorp Inc                             321        5,337
 Mercantile Bankshares                         3,294      105,202
 Merchants Bancorp Inc-DE                        191        5,420
 Merchants Bancshares Inc                        462        9,875
 Merchants New York Bancorp Inc                  868       14,865
 Merrill Merchants Bancshares Inc                300        2,775
 Metrocorp Bancshares Inc                        513        4,232

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *Metropoitan Financial Corporation             1,200 $      5,400
 Metrowest Bank-MA                                637        3,782
 MFB Corporation                                  400        6,675
 Michigan Financial Corporation                   238        6,560
 Mid Coast Bancorp                                630        4,390
 Mid Penn Bancorp Inc                             229        5,124
 MidAmerica Bancorp                               470       13,395
 Mid-State Bancshares                             450       14,344
 Midwest Banc Holdings Inc                        415        5,706
 Mississippi Valley Bancshares Inc                424       11,448
 MNB Bancshares Inc                               420        3,465
 Monterey Bay Bancorp Inc                         167        1,691
 Montgomery Financial Corporation                 200        1,625
 National Bancorp of Alaska Inc                 1,476       41,420
 *National Bancshares Corporation of Texas        188        2,750
 National City Bancorp                            326        5,461
 National City Bancshares Inc-IN                  797       20,025
 National Commerce Banorp                       5,374      121,923
 National Penn Bancshares Inc                     798       20,050
 NBT Bancorp Inc                                  586        9,083
 *Net.B@nk Inc                                  1,378       25,493
 Newsouth Bancorp Inc                             182        3,367
 Niagara Bancorp Inc                            1,331       13,643
 North Central Bancshares Inc                     138        2,070
 *North County Bancorp                            200        4,175
 North Fork Bancorp Inc                         6,684      116,970
 Northeast Bancorp                                716        5,818
 Northeast Indiana Bancorp Inc                    440        5,445
 *Northern Bank of Commerce                       300        1,088
 Northern States Financial Corporation            464       10,440
 Northway Financial Inc                           309        8,034
 Northwest Bancorp Inc                          2,096       14,541
 Northwest Equity Corporation                     400        8,900
 Norwood Financial Corporation                    200        4,150
 NS & L Bancorp                                   480        4,980
 NSD Bancorp Inc                                  528        9,240
 Nutmeg Federal Savings & Loan                    210        1,680
 Oak Hill Financial Inc                           196        2,867
 OceanFirst Financial Corporation                 544        9,418
 Ohio Valley Banc Corporation                     326       10,677
 Old National Bancorp                           2,336       75,774
 Old Second Bancorp Inc                           224        5,712
 One Valley Bancorp Inc                         1,653       50,623
 Oregon Trail Financial Corporation               200        2,013
 Oriental Financial Group Inc                     605       13,348
 Ottawa Financial Corporation                     623       11,292
 Pab Bankshares Inc                               471        6,270
 Pacific Bank Na                                  598       16,557
 Pacific Capital Bancorp                        1,080       33,210
 Pacific Century Financial Corporation          3,988       74,526
 Pamrapo Bancorp Inc                              127        2,826
 Park National Corporation                        536       51,456
 Parkvale Financial Corporation                   633       10,168
 Pathfinder Bancorp Inc                           400        3,550

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 Patriot Bank Corporation                        228 $      2,451
 *PBOC Holdings Inc                              806        7,607
 Peekskill Financial Corporation                 400        5,100
 Pennfed Financial Services Inc                  339        5,127
 *Pennsylvania Commerce Bancorp Inc              255        5,100
 Peoples Bancorp-Auburn                          145        2,266
 Peoples Bancorp Inc                             232        4,988
 People's Bancshares Inc                         200        3,500
 Peoples Banctrust Company Inc                   689        9,474
 Peoples Bank-Catawba NC                         465        6,859
 People's Bank                                 3,291       69,522
 Peoples Financial Corporation--OH               200        1,550
 Peoples Holding Company                         215        6,208
 Permanent Bancorp Inc                           200        3,475
 PFF Bancorp Inc                                 569       11,024
 PHS Bancorp Inc                                 400        3,300
 Piedmont Bancorp Inc                            400        4,525
 Pinnacle Bancshares Inc                         800        6,500
 Pittsburgh Home Financial Corporation           400        4,750
 Popular Inc                                   7,068      197,462
 Premier Bancshares Inc                        1,213       16,527
 Premier Financial Bancorp                       234        2,106
 Premier National Bancorp Inc                    577       10,638
 Prime Bancshares Inc                            379        9,096
 Princeton National Bancorp                      171        1,902
 Progress Finl Corporation                       246        3,106
 Prosperity Bancshares Inc                       231        3,696
 Provident Bankshares Corporation              1,139       19,719
 Provident Financial Group                     2,118       75,983
 *Provident Financial Holdings Inc               200        3,300
 PVF Capital Corporation                         220        2,503
 *Quad City Holdings Inc                         200        2,700
 *Quaker City Bancorp Inc                        700       11,375
 Queens County Bancorp Inc                       951       25,796
 R&G Financial Corporation Class B               374        4,301
 Redwood Empire Bancorp                          151        2,888
 Reliance Bancorp Inc                            320       11,040
 Republic Bancorp Inc                          2,040       24,770
 *Republic Bancorp Inc Class A                   540        4,624
 *Republic Bancshares Inc                        454        5,675
 Republic First Bancorp Inc                      248        1,287
 Republic Security Financial Corporation       2,115       15,136
 Resource Bankshares Corporation                 200        1,725
 Richmond County Financial Corporation         1,600       28,900
 Riggs National Corporation                    1,371       18,080
 Riverview Bancorp                               259        2,509
 Roslyn Bancorp Inc                            3,452       63,862
 Royal Bancshares of Pennsylvania Class A        813       12,191
 S&T Bancorp Inc                               1,236       28,660
 Sandy Spring Bancorp Inc                        354        9,558
 Seacoast Banking Corporation of Florida         184        5,267
 Second Bancorp Inc                              573       12,821

---------------------------------------------------------------------

                                                  Shares        Value
---------------------------------------------------------------------

 Security Holding Bank Company                       420 $      2,363
 *Shoreline Financial Corporation                    422        7,807
 Silicon Valley Bancshares                         1,123       55,589
 *Simmons First National Corporation Class A         211        5,275
 Six Rivers National Bank                            200        2,650
 SJNB Financial Corporation                          110        3,355
 Sky Financial Group Inc                           3,886       78,204
 SNB Bancshares Inc                                  200        2,850
 Sound Federal Bancorp                               233        2,126
 South Alabama BanCorp                               840       10,238
 Southside Bankshares Corporation                    320        2,800
 *Southwest Bancorp Inc-OK                           440        8,800
 Southwest Bancorp of Texas Inc                    1,438       28,490
 Southwest Georgia Financial Corporation             134        1,943
 Sovereign Bancorp Inc                            10,732       79,987
 St Francis Capital Corporation                      340        6,333
 State Bancorp Inc                                   754       10,792
 State Financial Services Corporation Class A        371        4,452
 StateFed Financial Corporation                      200        1,800
 Staten Island Bancorp Inc                         1,992       35,856
 Statewide Financial Corporation                     200        5,050
 Sterling Bancorp-NY                                 318        5,088
 Sterling Bancshares Inc-TX                          995       11,132
 *Sterling Financial Corporation-PA                  296        9,176
 Sterling Financial Corporation-Spokane              360        4,140
 Suffolk Bancorp                                     224        5,908
 *Summit Bancshares Inc-TX                           640       11,840
 *Summit Financial Corporation                       210        2,520
 Sun Bancorp Inc                                     746        7,413
 Sun Bancorp Inc                                     252        4,851
 *Susquehanna Bancshares Inc                       1,704       27,051
 SVB Financial Services Inc                          315        2,796
 SY Bancorp Inc                                      242        5,294
 TCF Financial Corporation                         4,287      106,639
 Team Financial Inc                                  300        2,700
 *Telebanc Financial Corporation                   1,606       41,756
 Texas Regional Bancshares Class A                   644       18,676
 TF Financial Corporation                            129        1,709
 *The Banc Corporation                               390        2,974
 The Savannah Bancorp Inc                            336        6,620
 The Trust Company of New Jersey                     885       20,244
 Thistle Group Holdings Company                      402        2,814
 TIB Financial Corporation                           300        3,038
 Timberland Bancorp Inc                              267        3,004
 Tompkins County Trustco Inc                         179        5,169
 Triangle Bancorp Inc                              1,125       21,797
 Trico Bancshares                                    659       12,686
 Troy Financial Corporation                          700        7,131
 TrustCo Bank Corporation-NY                       2,496       33,072
 Trustmark Corporation                             3,456       74,682
 Twin City Bancorp Inc                               400        6,700
 *Ucbh Holdings Inc                                  344        7,074

December 31, 1999

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------

 UMB Financial Corporation                          998 $     37,663
 Union Bankshares Corporation                       776       11,349
 Union Community Bancorp                            300        3,300
 Unionbancal Corporation                          8,339      328,869
 United Bancorp Inc-Ohio                            131        2,063
 United Bankshares Inc                            2,124       50,711
 United Community Financial Corporation           1,435       14,260
 United National Bancorp-NJ                         584       12,958
 *United Panam Financial                            772        1,496
 *United Security Bancorp                           800       10,000
 Unity Bancorp Inc                                  300        1,800
 US Trust Corporation                             1,032       82,754
 USB Holding Company Inc                            583        9,292
 Usbancorp Inc-PA                                   503        5,910
 UST Corporation                                  2,312       73,406
 *Vail Banks Inc                                    359        3,545
 Valley National Bancorp                          3,044       85,232
 *VIB Corporation                                 1,307        9,966
 Virginia Capital Bancshares Inc                    700       11,288
 *Virginia Commerce Bancorp Inc                     440        5,830
 Vista Bancorp Inc                                  576        9,720
 VRB Bancorp                                        588        3,565
 W Holding Company Inc                            1,989       20,636
 Warren Bancorp Inc                                 354        2,655
 Warwick Community Bancorp                          243        2,643
 Washington Federal Inc                           2,707       53,463
 Washington Trust Bancorp Inc                       368        6,532
 Webster Financial Corporation                    2,569       60,521
 WesBanco Inc                                       935       24,310
 West Coast Bancorp-OR                              576        7,776
 Westamerica Bancorporation                       1,808       50,511
 Westcorp                                           976       14,152
 Westerfed Financial Corporation                    206        3,142
 Western Ohio Financial Corporation                  96        1,584
 Westwood Homestead Financial Corporation           300        3,225
 WHG Bancshares Corporation                         400        3,000
 Whitney Holding Corporation                      1,045       38,730
 Winton Financial Corporation                       300        3,938
 *Wintrust Financial Corporation                    300        4,575
 WSFS Financial Corporation                         437        5,517
 WVS Financial Corporation                          159        1,938
 Yardville National Bnacorp                         822        9,556
 York Financial Corporation                         370        4,158
 Zions Bancorp                                    4,298      254,388
                                                        ------------
                                                           9,499,648
                                                        ------------
Beverages, Food & Tobacco--1.4%
 *800-JR Cigar Inc                                  567        4,926
 *Agribrands International Inc                      477       21,942
 Alico Inc                                          759       12,713
 Amcon Distributing Company                         200        1,675
 *American Italian Pasta Company Class A            809       24,877
 *Aurora Foods Inc-DE                             3,197       29,772
 *Balance Bar Company                             1,618       22,045
 *Ben & Jerry's Homemade Inc Class A                267        6,642
 *Beringer Wine Estates Holdings Inc Class B        808       32,219

-------------------------------------------------------------

                                          Shares        Value
-------------------------------------------------------------

 Bob Evans Farms Inc                       1,833 $     28,297
 *Boston Beer Company Inc Class A            604        4,341
 Bridgeford Food Corporation               1,119       10,840
 Brooke Group Ltd                            983       14,684
 *Bush Boake Allen Inc                       962       23,629
 *Cadiz Inc                                1,489       14,146
 Cagle's Inc Class A                         614        6,984
 *Canandaigua Brands Inc Class A             899       45,849
 *Celestial Seasonings Inc                   307        5,713
 *Chalone Wine Group Ltd                   1,120        9,730
 Chiquita Brands International Inc         2,926       13,899
 Coca-Cola Bottling Company                  474       22,456
 Corn Product International Inc            1,903       62,323
 Dean Foods Company                        1,960       77,910
 *Del Monte Foods Company                  2,596       31,963
 *Delicious Brands Inc                       191          269
 Dimon Inc                                 2,042        6,637
 Dole Food Company                         2,850       46,313
 Dreyer's Grand Ice Cream Inc              1,221       20,757
 Earthgrains Company                       2,023       32,621
 Farmer Brothers Company                      86       13,674
 Fleming Company Inc                       1,711       17,538
 Flowers Industries Inc                    4,966       79,146
 *Fresh America Corporation                  796        3,881
 *Fresh Del Monte Produce Inc              2,629       23,661
 *Gardenburger Inc                           319        2,113
 *Geerlings & Wade Inc                       200        1,388
 *General Cigar Holdings Inc               1,442       11,987
 Golden Enterprises                          544        1,360
 *Golden State Vintners Inc Class B          229        1,202
 *Green Mountain Coffee Inc                1,200        9,450
 *Gumtech International Inc                  270        4,320
 *Hansen Natural Corporation                 400        1,725
 *Hines Horticulture Inc                     814        6,868
 *Holt's Cigar Holdings Inc                2,346        8,504
 *Horizon Organic Holding Corporation        954        7,155
 Hormel Foods Corporation                  3,793      154,091
 IBP Inc                                   4,453       80,154
 Imperial Sugar Company                    1,185        3,925
 *International Home Foods Inc             3,565       61,942
 International Multifoods Corporation        838       11,104
 Interstate Bakeries Corporation           3,520       63,800
 *J & J Snack Foods Corporation              332        6,806
 JM Smucker Company                        1,503       29,309
 *Keebler Foods Company                    4,061      114,216
 Lancaster Colony Corporation              2,193       72,643
 Lance Inc                                 1,641       16,410
 *Marketing Specialists Corporation          266          998
 Maui Land & Pineapple Company               321        5,577
 McCormick & Company Inc                   3,552      105,672
 Michael Foods Inc                           948       23,345
 *Midwest Grain Products, Inc              1,057        7,795
 Morrison Management Specialists Inc         445        9,595
 *M&F Worldwide Corporation                1,561        7,903
 Nabisco Holdings Corporation Class A      2,499       79,031

December 31, 1999

----------------------------------------------------------------
MIP Extended Index Portfolio                 Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------

 Nash Finch Company                             418 $      2,665
 *National Beverage Corporation                 681        5,618
 Northland Cranberries Class A                  727        4,362
 *Odwalla Inc                                   100          594
 *Omega Protein Corporation                   2,495        7,797
 *PepsiAmericas Inc                             792        2,970
 *Performance Food Group Company                862       21,011
 Pilgrim's Pride Corporation Class B          1,234       10,258
 *Ralcorp Holdings Inc                        1,428       28,471
 *Rica Foods Inc                                336        3,990
 Riviana Foods Inc                              667       11,839
 RJ Reynolds Tobacco Holdings Inc             5,100       89,888
 Sanderson Farms Inc                          1,029        8,811
 Seaboard Corporation                            66       12,821
 *Seneca Foods Corporation Class A              400        4,600
 Smart & Final Inc                              830        6,018
 *Smithfield Foods Inc                        2,379       57,096
 *SonomaWest Holdings Inc                       400        2,400
 Standard Commercial Corporation                573        2,041
 *Suiza Foods Corporation                     1,866       73,940
 *Suprema Specialties Inc                       400        3,150
 *Sylvan Inc                                    985        8,373
 Tasty Baking                                   988        8,336
 *The Hain Food Group Inc                       595       13,313
 The Pepsi Bottling Group Inc                 8,000      132,500
 *The Robert Mondavi Corporation Class A        362       12,580
 Tootsie Roll Industries Inc                  1,697       55,895
 Tyson Food Inc                              11,442      185,933
 *United Natural Foods Inc                      813        9,756
 Universal Corporation                        1,706       38,918
 Universal Foods Corporation                  2,590       52,771
 *U.S. Foodservice Inc                        4,830       80,903
 Weider Nutrition International                 414        1,527
 Whitman Corporation                          7,213       96,925
 *WLR Foods Inc                               1,605        9,229
 *Yocream International Inc                     200          800
 *Zapata Corporation                            880        4,070
                                                    ------------
                                                       2,756,629
                                                    ------------
Building Materials--0.5%
 Amcol International Corporation              1,498       24,155
 Andersons Inc                                1,001        8,258
 Apogee Enterprises Inc                       1,219        6,171
 *Barnett Inc                                   697        7,231
 *Cameron Ashley Building Prods                 418        4,180
 *CapRock Communications Corporation          1,494       48,462
 Carbo Ceramics Inc                             838       18,331
 Centex Construction Products Inc               909       35,451
 Chemed Corporation                             462       13,225
 *Comfort Systems USA Inc                     1,859       13,710
 *Continental Materials Corporation             100        2,275
 Elcor Corporation                              970       29,221
 Florida Rock Industries Inc                    945       32,543

---------------------------------------------------------------

                                            Shares        Value
---------------------------------------------------------------

 *Group Maintenance America Corporation      1,811 $     19,355
 *Integrated Electrical Services Inc         1,692       17,026
 *International Smart Sourcing Inc             200        1,400
 Johns Manville Corporation                  7,695      107,730
 Kennametal Inc                              1,536       51,648
 Lafarge Corporation                         3,501       96,715
 Lawson Products Inc                           398        9,204
 Martin Marietta Inc                         2,283       93,603
 Noland Company                                136        2,431
 *Plymouth Rubber Company Inc Class A          400        3,250
 Puerto Rican Cement Company Inc               198        6,732
 *Rock of Ages Corporation                     174          794
 *Schuff Steel Company                       1,700        6,800
 *Service Experts Inc                          779        4,528
 Southdown Inc                               2,122      109,548
 *Swiss Army Brands Inc                        353        2,515
 United States Lime & Minerals Inc             600        4,200
 USG Corporation                             2,723      128,321
 Watts Industries Inc                        1,201       17,715
 *Wickes Inc                                   500        2,688
 Wolohan Lumber Company                        262        3,177
                                                   ------------
                                                        932,593
                                                   ------------
Chemicals--1.1%
 A Schulman Inc                              1,588       25,904
 Aceto Corporation                             299        3,289
 *Advanced Technical Products Inc              200        2,788
 *AEP Industries Inc                           445       11,459
 *Airgas Inc                                 3,751       35,635
 Albemarle Corporation                       2,402       46,088
 *American Pacific Corporation                 367        3,120
 American Vanguard Corporation                 200        1,225
 *Applied Extrusion Technologies Inc           496        3,038
 Arch Chemicals Inc                          1,000       20,938
 *Atlantis Plastics Inc Class A                600        8,400
 Balchem Corporation--Class B                  200        1,600
 Brady Corporation Class A                   1,007       34,175
 *Brunswick Technologies Inc                 1,700        6,056
 Cabot Corporation                           3,477       70,844
 Calgon Carbon Corporation                   1,736       10,308
 Cambrex Corporation                         1,490       51,312
 *CFC International Inc                        800        4,900
 Chase Corporation                             100        1,088
 ChemFirst Inc                                 841       18,397
 Church & Dwight Company Inc                 2,224       59,353
 CK Witco Corporation                        6,006       80,330
 *Core Materials Corporation                   900        2,081
 CPAC Inc                                      303        2,462
 *Cytec Industries Inc                       2,135       49,372
 *Denali Inc                                   200          625
 *Detrex Corporation                           200          775
 *Eco Soil Systems Inc                         815        3,515
 Ethyl Corporation                           4,434       17,459
 Ferro Corporation                           1,885       41,470
 *Foamex International Inc                   1,022        8,495
 Fuller (H B) Company                          725       40,555

December 31, 1999

------------------------------------------------------------------------
MIP Extended Index Portfolio                         Shares        Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------

 Gentek Inc                                             933 $      9,738
 Geon Company                                         1,245       40,463
 Georgia Gulf Corporation                             1,579       48,061
 *Gundle/Slt Environmental Inc                          588        2,058
 Hanna (M A) Company                                  2,418       26,447
 Hawkins Chemical Inc                                   418        3,631
 *Home Products International Inc                       456        4,731
 IMC Global Inc                                       5,915       96,858
 *JLM Industries Inc                                    500        1,688
 *Landec Corporation                                    573        4,298
 Lesco Inc                                              309        5,253
 Lilly Industries Inc Class A                         1,138       15,292
 Liqui-Box Corporation                                  171        8,465
 Lubrizol Corporation                                 2,866       88,488
 Lyondell Chemical Company                            7,042       89,786
 MacDermid Inc                                        1,324       54,367
 *McWhorter Technologies Inc                            381        6,096
 Millennium Chemicals Inc                             3,774       74,537
 Minerals Technologies Inc                            1,185       47,474
 Mining Services International Corporation              200          600
 Mississippi Chemical Corporation                     1,177        7,283
 Myers Industries Inc                                 1,000       15,750
 *Nanophase Technologies Corporation                    900        4,388
 NL Industries Inc                                    2,732       41,151
 Northern Technologies International Corporation        100          738
 *NuCo2 Inc                                             322        4,709
 *OEA Inc                                               759        3,700
 Olin Corporation                                     2,793       55,336
 OM Group Inc                                         1,260       43,391
 Omnova Solutions Inc                                 2,357       18,267
 Penford Corporation                                    771       13,300
 Raven Industries Inc                                   210        3,071
 *Reunion Industries Inc                              1,900        3,325
 Rollins Inc                                          1,366       20,490
 RPM Inc                                              6,047       61,604
 Solutia Inc                                          5,427       83,779
 *Southwall Technologies Inc                            200          925
 Spartech Corporation                                 1,702       54,890
 *Spinnaker Industries Inc Class A                      159        1,868
 *Spinnaker Industries Inc                              168        1,995
 *Surmodics Inc                                         324        9,720
 *Synthetech Inc                                        635        2,381
 *Syntroleum Corporation                              1,092        8,873
 Terra Industries Inc                                 3,350        5,444
 The Dexter Corporation                               1,241       49,330
 The Flamemaster Corporation                            200        1,200
 *The Scotts Company Class A                            935       37,634
 *Triple S Plastics Inc                                 200        2,775
 Tuscarora Inc                                          350        4,244
 *Uniroyal Technology Corporation                       560       14,280
 *US Home & Garden Inc                                  881        2,478
 USEC Inc                                             5,274       36,918
 *U.S. Plastic Lumber Company                         1,954       15,021
 Valhi Inc                                            6,622       69,531
 *Valley National Gases Inc                             430        1,371
 Valspar Corporation                                  2,255       94,428
 *Vertex Pharmaceuticals Inc                          1,133       39,655

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *Viskase Companies Inc                           664 $      1,868
 Vulcan International Corporation                 200        6,300
 Wellman Inc                                    1,400       26,075
 West Pharmaceutical Services Inc                 771       23,853
                                                      ------------
                                                         2,188,726
                                                      ------------
Commercial Services--4.8%
 Aaron Rents Inc Class A                          771       14,071
 ABM Industries Inc                             1,056       21,516
 *Access Worldwide Communications Inc             601        1,427
 *ACMAT Corporation Class A                       300        2,175
 *Acnielson Corporation                         2,755       67,842
 *Acsys Inc                                       645        1,088
 *Administaff Inc                                 535       16,184
 *ADVO Inc                                      1,002       23,798
 *Affymetrix Inc                                1,227      208,207
 *AHL Services Inc                                930       19,414
 *AHT Corporation                               3,000       14,063
 Airlease Ltd LP                                  206        2,292
 *Akamai Technologies Inc                         400      131,050
 *Alternative Resources Corporation               688        3,784
 *Ambassadors International Inc                   965       10,555
 American Business Products Inc--GA               698        8,158
 *Amtran Inc                                      737       14,279
 *Andover.Net Inc                                 500       24,944
 Angelica Corporation                             322        3,140
 *AnswerThink Consulting Group Inc              2,281       78,124
 *Apollo Group Inc Class A                      3,663       73,489
 *Applied Anlytical Industries Inc                732        6,680
 *Applied Graphics Technologies Inc             1,125        9,703
 *ASI Solutions Inc                               300        1,275
 *Atrix Laboratories Inc                        1,316        6,827
 *Aurora Biosciences Corporation                  626       16,589
 *AXENT Technologies Inc                        1,416       29,736
 *Barrett Business Services Inc                 1,000        6,625
 *Barringer Technologies Inc                      640        3,920
 *Berlitz International Inc                       351        6,033
 *Bestway Inc                                   1,400        7,000
 *Billing Concepts Corporation                  1,628       10,582
 *Bionova Holding Corporation                   2,500        3,750
 *Bioreliance Corporation                       1,449        8,287
 *Bio-Technology General Corporation            2,279       34,755
 *Blount International Inc                      1,465       23,351
 *Blue Rhino Corporation                          481        4,690
 Bowne & Company Inc                            1,646       22,221
 *Breakaway Solutions Inc                         800       58,400
 *Bright Horizons Family Solutions Inc            519        9,731
 *Brookdale Living Communities Inc                426        5,272
 *Building One Services Corporation             2,116       19,970
 *Burns International Services Corporation      1,052       11,375
 *Business Resource Group                         400        2,125
 *Butler International Inc                        900        9,900

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 Cadmus Communications Corporation                890 $      7,565
 *Caliber Learning Network Inc                    300          863
 *Capital Senior Living Corporation               727        3,680
 *Career Education Corporation                    319       12,242
 *Careerbuilder Inc                               700        4,506
 *Carriage Services Inc Class A                   507        3,010
 *Catalytica Inc                                1,261       17,102
 *CDI Corporation                                 862       20,796
 *Celgene Corporation                             805       56,350
 Central Parking Corporation                    1,822       34,846
 *Cephalon Inc                                  1,659       57,339
 *Cerner Corporation                            1,467       28,882
 *Charles River Associates Inc                    372       12,462
 *Childrens Comprehensive Service               1,470        8,269
 *Childtime Learning Centers Inc                  700        8,663
 *Choicepoint Inc                               1,610       66,614
 *Circle.com                                      821       10,109
 *Clintrials Inc                                  672        2,772
 *CMGI Inc                                      5,830    1,614,181
 *Coinmach Laundry Corporation                    467        4,962
 *Coinstar Inc                                    761       10,654
 *Collateral Therapeutics Inc                     387        7,401
 *Comarco Inc                                     197        4,630
 *Comforce Corporation                            719        2,067
 *Comps.com Inc                                 1,200        9,450
 *Computer Learning Center                        780        1,877
 *Concepts Direct Inc                             200        2,175
 *Concord EFS Inc                              10,426      268,470
 *Conrad Industries Inc                           300          975
 *Consolidated Graphics Inc                       726       10,845
 *Convergys Corporation                         7,723      237,482
 *COR Therapeutics Inc                            996       26,768
 *Corinthian Colleges Inc                         600       14,325
 *Cornell Corrections Inc                         427        3,576
 *Correctional Services Corporation             1,387        6,068
 *Corrpro Companies Inc                         1,200        7,050
 *CORT Business Services Corporation              482        8,405
 *CSS Industries Inc                              480       10,260
 *Cubist Pharmaceuticals Inc                      744       14,322
 *Cunningham Graphics International Inc           236        3,289
 *CuraGen Corporation                             700       48,825
 *CV Therapeutics Inc                             700       18,244
 *Data Transmission Network Corporation           424        7,314
 Delta & Pine Land Company                      2,014       34,993
 *DeVry Inc                                     3,501       65,206
 *Diamond Technology Partners Inc                 763       65,570
 *Digital Courier Technology Inc                  997        9,596
 *Dispatch Management Services Corporation      1,400        4,113
 *DualStar Technologies Corporation               400        3,050
 Duff & Phelps Credit Rating Company              171       15,208
 *Eagle USA Airfreight Inc                      1,407       60,677

----------------------------------------------------------------

                                             Shares        Value
----------------------------------------------------------------

 *Earl Scheib Inc                             1,000 $      2,938
 *eBenx Inc                                     710       32,134
 *Edison Schools Inc                          1,900       29,925
 *Education Management Corporation            1,305       18,270
 *Emisphere Technologies Inc                    505       15,182
 *Employee Solutions Inc                        800          550
 *EntreMed Inc                                  578       14,811
 *E-Stamp Corporation                         1,600       35,600
 *Exactis.com Inc                               600       14,588
 *Exponent Inc                                  300        1,988
 *First Consulting Group Inc                    994       15,407
 *flightserv.com                              1,100        9,763
 *Franklin Covey Company                      1,025        7,688
 *FTI Consulting Inc                            600        3,000
 *FYI Inc                                       606       20,604
 G & K Services Inc Class A                   1,016       32,893
 *Gaiam Inc                                     300        4,763
 Galileo International Inc                    4,894      146,514
 *Gartner Group Inc Class B                   4,600       63,538
 General Employment Enterprises Inc             230        1,064
 General Magnaplate Corporation                 300          881
 *Genome Therapeutics Corporation               820       13,223
 *Gilman & Ciocia Inc                           935        7,655
 *Global Vacation Group Inc                     595        1,711
 *GRC International Inc                         457        5,427
 *Griffin Land & Nurseries Inc                  800        9,200
 *GTS Duratek Inc                               630        4,961
 *Hagler Bailly Inc                             725        3,625
 *Hanover Direct Inc                         10,857       39,357
 *Harris Interactive Inc                      3,360       43,890
 *Headway Corporate Resources                   665        2,909
 *Health Risk Management Inc                    100          613
 *Healthcare Recoveries Inc                   2,124        7,700
 *Healthcare Services Group Inc               1,214        8,498
 Healthplan Services Corporation              1,713        5,996
 *Heidrick & Struggles International Inc        800       33,800
 *Hoover's Inc                                  200        1,750
 *Hotelworks.com Inc                            542        2,710
 *HotJobs.com Ltd                             1,700       74,269
 *ICOS Corporation                            2,416       70,668
 *ICT Group Inc                                 600        7,350
 *Incyte Pharmaceuticals Inc                  1,241       74,460
 *Innovative Valve Technologies Inc           1,300        2,072
 *Intelli-Check Inc                             400        4,450
 *Interim Services Inc                        3,324       82,269
 *International Total Services Inc            2,500        2,813
 *Isis Pharmaceuticals Inc                    1,208        7,550
 *IT Group Inc                                1,012        9,298
 *ITT Educational Services Inc                1,208       18,649
 *IVI Checkmate Corporation                     619        1,896
 *Jacobs Engineering Group                    1,343       43,648
 *Jenny Craig Inc                             3,263       11,828
 *Jupiter Communications Inc                    600       18,150
 *Kaneb                                       1,358        5,941
 Kelly Services Inc Class A                   1,746       43,868
 *Kendle International Inc                      403        3,980
 *Korn/Ferry International                    1,600       58,200
 *Labor Ready Inc                             1,971       23,892

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 *Laboratory Corporation America Holdings      6,108 $     22,523
 Landauer Inc                                    317        6,934
 *Learning Tree International Inc                911       25,508
 *Leasing Solutions Inc                        1,600          350
 *Loislaw.com Inc                              1,200       46,950
 *Luminant Worldwide Corporation               1,300       59,150
 *Mace Security International Inc                200          825
 *Mac-Gray Corporation                         1,295        4,937
 Manpower Inc                                  3,942      148,318
 *Marlton Technologies Inc                       400        1,100
 *Maxim Pharmaceuticals                        1,165       23,300
 *Maximus Inc                                  1,004       34,073
 *MedImmune Inc                                3,039      504,094
 *MedQuist Inc                                 1,748       45,120
 *Michael Baker Corporation                      400        2,650
 *Millennium Pharmaceuticals Inc               2,124      259,068
 *Modis Professional Services                  5,002       71,279
 *Monro Muffler Brake Inc                      1,100        8,250
 *Moore Medical Corporation                      800        7,800
 *MPW Industrial Services Group Inc            1,095        8,692
 *Myriad Genetics Inc                          1,046       48,116
 *N2H2 Inc                                       900       21,150
 *National Equipment Services Inc              1,079        6,744
 *National Research Corporation                2,500       10,000
 National Technical Systems Inc                  300        1,163
 *NationsRent Inc                              2,284       12,848
 *Navigant Consulting Inc                      2,027       22,044
 *Neff Corporation                               692        4,412
 *NeoPharm Inc                                   364        7,849
 *NetRatings Inc                               1,028       68,735
 *Neurogen Corporation                           533        8,795
 New England Business Service Inc                643       15,713
 *Newgen Results Corporation                     800        8,450
 *Nextera Enterprises Inc Class A              1,000       12,875
 *NFO Worldwide Inc                              954       21,346
 *nFront Inc                                     500       10,000
 *Official Payments Corporation                1,500       78,000
 Olsten Corporation                            3,736       42,264
 *On Assignment Inc                              489       14,609
 *Opinion Research Corporation                   200        1,800
 *Optika Inc                                     500        6,969
 *Organogenesis Inc                            1,320       11,468
 *Orthalliance Inc Class A                     1,581        9,881
 *Outsource International Inc                  2,500        4,766
 *Packaged Ice Inc                               700        2,275
 *PC Service Source Inc                          600        1,313
 *Pegasus Systems Inc                            670       40,409
 *Perceptron Inc                                 200          800
 *Personnel Group of America Inc               1,468       14,864
 *Pfsweb Inc                                     600       33,759
 *Pharmaceutical Product Development Inc       1,144       13,585
 *Pharmacopeia Inc                               800       18,100
 *Possis Medical, Inc                            556        4,344
 *Predictive Systems Inc                       1,000       65,500

---------------------------------------------------------------------

                                                  Shares        Value
---------------------------------------------------------------------

 *Pre-Paid Legal Services Inc                      1,050 $     25,200
 *Primix Solutions Inc                               400        3,425
 *Profile Technologies Inc                         1,200        8,400
 *ProMedCo Management Company                      3,379        9,926
 *Prosoft I-Net Solutions Inc                        572        5,935
 *Protection One Inc                               5,664       10,974
 *Provant Inc                                        820       20,705
 *Quest Education Corporation                        365        3,194
 *Questron Technology Inc                            300        1,931
 *Rainbow Rentals Inc                              1,065        7,655
 *RCM Technologies Inc                               486        8,384
 *Reckson Service Industries Inc                   1,300       81,088
 *Regeneron Pharmaceuticals Inc                    1,143       14,573
 Regis Corporation                                 1,799       33,956
 *Remedy Temp Inc                                    760       14,440
 *Rent-A-Center Inc                                1,217       24,112
 *Rent-Way Inc                                       945       17,660
 *Res-Care Inc                                     1,144       14,586
 *Richton International Corporation                  800       11,400
 *Right Management Consultants Inc                   800        9,200
 *Robert Half International Inc                    4,493      128,331
 *Romac International Inc                          2,198       29,536
 *Safescience Inc                                    688        7,998
 *Safety 1st Inc                                     400        3,000
 *SCB Computer Technology Inc                      2,410        7,531
 *Scientific Games Holdings Corporation              441        7,304
 *SCP Pool Corporation                               529       13,721
 *Security Associates International Inc            3,200       12,400
 ServiceMaster Company                            15,525      191,152
 *SM&A Corporation                                   739        4,526
 *Sos Staffing Service Inc                         1,967        8,606
 Sotheby's Inc                                     2,945       88,350
 *Source Information Management Company              530        8,878
 *Staff Leasing Inc                                  828        7,866
 *StaffMark Inc                                    1,196        9,045
 Standard Register Company                         1,528       29,605
 Stewart Enterprises Inc                           5,516       26,201
 Stone & Webster Inc                                 583        9,802
 *Strategic Distribution Inc                         500          719
 Strayer Education Inc                               702       13,865
 *Student Advantage Inc                            1,600       35,500
 *STV Group Inc                                      200        1,438
 *Summa Industries                                   300        3,469
 *Superior Consultant Holdings Corporation           460        6,555
 *Sylvan Learning Systems Inc                      2,473       32,149
 *Sypris Solutions Inc                               422        3,798
 *Talk City Inc                                    1,000       26,125
 *Team America Corporation                         2,100       11,944
 *Technisource Inc                                 1,883       11,063
 Tejon Ranch Company                                 768       18,240
 *Tetra Tech Inc                                   1,797       27,629
 *The Corporation Executive Board Company            700       39,113
 *The Management Network Group Inc                 1,300       42,413
 *The Profit Recovery Group International Inc      2,246       59,659

December 31, 1999

--------------------------------------------------------------
MIP Extended Index Portfolio               Shares        Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------

 *The Randers Killam Group Inc                800 $      3,400
 *Thomas Group Inc                          1,000       11,250
 *TIBCO Software Inc                        3,000      459,000
 *Tickets.com Inc                           2,800       40,075
 *Track Data Corporation                    2,592       26,406
 *Transkaryotic Therapies Inc                 855       32,918
 *Travel Services International Inc           792        7,227
 *Trimeris Inc                                473       11,175
 *TRM Copy Centers Corporation                316        1,936
 *Tyler Technologies Inc                    1,772        9,746
 *T&W Financial Corporation                   309          541
 *Unidigital Inc                            1,700        6,906
 UniFirst Corporation                         379        4,785
 *United Rentals Inc                        3,460       59,253
 *United Road Services Inc                    579          941
 *United Shipping and Technology Inc          300        2,400
 *URS Corporation                             673       14,596
 *U.S. Oncology Inc                         4,023       19,864
 *U.S.-China Industrial Exchange Inc          600       10,950
 *U.S. Search.com Inc                         500        3,750
 *Valassis Communications Inc               2,960      125,060
 *Viador Inc                                  700       29,663
 *Vicon Industries Inc                        200        1,200
 *Vision Twenty-One Inc                       672        1,848
 *Vivid Technologies Inc                    2,700       17,888
 *Volt Information Sciences Inc               667       15,925
 *Westaff Inc                               1,884       15,543
 *Whitman Education Group Inc                 593        1,631
 *Whittman-Hart Inc                         2,789      149,560
 *Wireless Facilities Inc                   1,500       65,438
 *World Access Inc                          2,090       40,233
 World Fuel Services Corporation              455        3,413
 *Worldtalk Communications Corporation        400        8,025
 *@plan.Inc                                   700        6,913
                                                  ------------
                                                     9,636,473
                                                  ------------
Communications--11.1%
 *Able Telecom Holding Corporation            695        5,560
 *Act Networks Inc                            546        5,085
 *Active Voice Corporation                    100        2,906
 *ACTV Inc                                  2,167       99,005
 *Adaptive Broadband Corporation              672       49,602
 *Adelphia Business Solutions Inc           1,125       54,000
 *Adtran Inc                                1,918       98,657
 *Advanced Communications Group               923       12,576
 *Advanced Fibre Communications Inc         3,785      169,142
 *Advanced Radio Telecom Corporation        1,685       40,440
 *Aerial Communications Inc                 1,572       95,696
 *AirGate PCS Inc                             600       31,650
 *Airnet Communications Corporation           839       41,441

--------------------------------------------------------------------

                                                 Shares        Value
--------------------------------------------------------------------

 *Aironet Wireless Communications Inc               800 $     53,425
 *Alaska Communications Systems Holdings Inc      1,600       19,800
 *Allen Telecom Inc                               1,111       12,846
 *Allied Riser Communications Corporation         3,000       62,063
 *Allstar Systems Inc                               700          919
 *American Access Technologies Inc                  300        1,538
 *American Mobile Satellite Corporation           2,384       50,213
 *Anadigics Inc                                     943       44,498
 *Ancor Communications Inc                        1,726      117,152
 *Andrea Electronics Corporation                    896        6,888
 *Antec Corporation                               1,793       65,445
 *APAC Teleservices Inc                           2,244       31,556
 *Applied Innovation                                707        5,877
 Applied Signal Technology                          375        5,273
 *Arch Communications Group Inc                   3,166       20,876
 *Aspect Communications Corporation               2,288       89,518
 Atlantic Tele-Network                              319        2,931
 *Audiovox Corporation Class A                      736       22,356
 *Aware Inc                                       1,027       37,357
 *Blonder Tongue Laboratories                       370        1,850
 *Bogen Communications International Inc            300        2,325
 *Boston Communications Group Inc                   900        4,725
 *Brightpoint Inc                                 2,643       34,689
 BroadWing Inc                                   10,726      395,521
 *B.I. Inc                                        1,000        7,625
 CFW Communications Company                         582       20,225
 *Cable Design Technologies Corporation           1,362       31,326
 *Carrier Access Corporation                      1,156       77,813
 *Catapult Communications Corporation               700        6,956
 *Cavion Technologies Inc                           400        3,100
 *Celeritek Inc                                     200        3,900
 *CellNet Data Systems Inc                        1,894        2,131
 *Centennial Cellular Corporation Class A         2,024      167,739
 *Centigram Communications Corporation              320        5,360
 *Channell Commercial Corporation                   408        4,667
 *Checkpoint Systems Inc                          1,397       14,232
 *Ciena Corporation                               6,919      397,843
 *Cognitronics Corporation                          900       15,188
 *Com21 Inc                                       1,030       23,111
 *Comdial Corporation                               594        5,903
 *CommNet Cellular Inc                            1,200       38,550
 *Commonwealth Telephone Entrprises Inc           1,123       59,379
 Communications Systems Inc                         324        4,212
 *Compu-Dawn Inc                                  1,500        9,563
 Comsat Corporation                               2,519       50,065
 *Comtech Telecommunications Corporation            300        4,425

December 31, 1999

---------------------------------------------------------------------
MIP Extended Index Portfolio                      Shares        Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------

 *Concentric Network Corporation                   2,132 $     65,692
 *Concord Communications Inc                         779       34,568
 Conestoga Enterprises Inc                           257        4,425
 *Convergent
 Communications Inc                                  900       14,288
 *Copper Mountain
 Networks Inc                                      2,200      107,250
 *Cosair Communications Inc                        1,059        8,604
 *Covad Communications Group Inc                   4,174      233,483
 *Coyote Network Systems Inc                         470        2,556
 *C-Phone Corporation                                500          547
 *Crown Castle International Corporation           7,309      234,802
 CT Communications Inc                               600       33,600
 *CTC Communications
 Group Inc                                           759       29,613
 Cubic Corporation                                   328        7,175
 *Cycomm International Inc                         1,800        1,098
 *Data Race Inc                                    1,309        3,559
 Davel Communication Group                           553        2,627
 *Davox Corporation                                  762       14,954
 *Deltathree.com Inc                               1,063       27,372
 *Detection Systems Inc                              283        2,671
 *Digital Generation Systems Inc                   1,021        7,275
 *Digital Island                                   1,900      180,738
 *Digital Lightware Inc                            1,977      126,528
 *Digital Microwave Corporation                    2,960       69,375
 *Ditech Communications Corporation                  700       65,450
 *DSL.net Inc                                      2,600       37,538
 D&E Communications Inc                              273        5,187
 *EchoStar Communications Corporation Class A      5,428      529,230
 *Efficient Networks Inc                           1,900      129,200
 *eGlobe Inc                                         600        2,663
 *Elantec Semiconductor Inc                        1,500       49,500
 *Elcotel Inc                                        602        1,166
 *eLEC Communications Corporation                    900        3,459
 *Electric Lightwave Inc Class A                     382        7,163
 *Eltrax Systems Inc                               1,383       11,150
 *eShare Technologies Inc                            681       11,620
 *Executone Information Systems Inc                3,300       17,944
 *Exodus Communications Inc                        8,520      756,683
 *Ezenia! Inc                                        690        5,477
 *e.spire Communications Inc                       3,193       18,559
 *FastComm Communications Corporation              2,300        4,313
 Federal Signal Corporation                        2,527       40,590
 *FirstCom Corporation                             1,500       55,125
 *Focal Communications Corporation                 2,800       67,550
 *Fonix Corporation                                9,000        2,610
 *Franklin Telecommunucations Corporation          1,900        4,513
 *General Communication Inc Class A                2,233        9,769
 *General DataComm Industries Inc                    700        4,638
 *Gentner Communications Corporation                 400        5,600

-------------------------------------------------------------------

                                                Shares        Value
-------------------------------------------------------------------

 *Glenayre Technologies Inc                      2,886 $     32,648
 *Global TeleSystems Group Inc                   8,972      310,656
 *Globecomm Systems Inc                            405       10,226
 *Globix Corporation                               904       54,240
 *GST Telecommunications Inc                     3,736       33,858
 Harmon Industries Inc                             689        8,354
 *Harmonic Inc                                   1,462      138,799
 *Hector Communications Corporation                500        7,000
 *Hello Direct Inc                                 300        4,463
 Hickory Tech Corporation                          503        7,545
 *High Speed Access Corporation                  2,500       44,063
 *HighwayMaster Communications Inc               1,600        3,600
 *Hungarian Telephone and Cable Corporation        200        1,438
 *ibasis Inc                                     1,500       43,125
 *ICG Communications Inc                         2,658       49,838
 *I-Link Inc                                     1,039        2,890
 *Illuminet Holdings Inc                         1,400       77,000
 *Inet Technologies Inc                          2,200      153,725
 *Infonet Services Corporation Class B           1,095       28,744
 *Intelect Communications Inc                    1,800        2,475
 *InteliData Technologies Corporation            1,300        5,403
 *Interactive Intelligence Inc                     900       23,963
 *InterDigital Communications Corporation        2,187      164,025
 *Intermedia Communications Inc                  2,874      111,547
 *Interspeed Inc                                   700       12,381
 Inter-Tel Inc                                   1,268       31,700
 *InterVoice Inc                                 1,990       46,268
 *IPC Information Systems Inc                      397       28,187
 *ITC DeltaCom Inc                               2,794       77,184
 *Itron Inc                                        542        3,320
 *IXnet Inc                                      2,400       72,300
 *JDS Uniphase Corporation                      11,332    1,827,993
 *JFAX.COM Inc                                   1,000        6,719
 *Juniper Networks Inc                           2,600      884,000
 *L-3 Communications Holdings Inc                1,624       67,599
 *Latitude Communications Inc                      700       18,288
 *LCC International Inc Class A                  1,600       31,900
 *Leap Wireless International Inc                  855       67,118
 *Level 3 Communications Inc                    17,141    1,403,419
 *Lifeline Systems Inc                             214        3,210
 *Lightbridge Inc                                  690       19,148
 *Loral Space & Communications Ltd              12,397      301,402
 *MarketWatch.com Inc                              625       22,813
 *Mastec Inc                                     1,428       63,546
 *MCK Communications Inc                           800       18,000
 *McLeod Inc Class A                             7,760      456,870
 *Medialink Worldwide Inc                          237        1,911
 *Medscape Inc                                   2,200       22,000
 *MessageMedia Inc                               2,057       28,927
 *Metricom Inc                                     987       77,603
 *Metro One Telecommunications Inc                 410        5,330
 *Metrocall Inc                                  1,510        2,548
 *Metromedia Fiber Network Inc                  10,011      479,902
 *MGC Communications Inc                         1,032       52,374

December 31, 1999

----------------------------------------------------------------
MIP Extended Index Portfolio                 Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------

 *Natural Microsystems Corporation              590 $     27,619
 *Net2Phone Inc                                 500       22,969
 *NetMoves Corporation                          685        4,795
 *Network Access Solutions Corporation        2,300       75,900
 *Network Plus Corporation                    2,400       50,400
 *Next Level Communications Inc               3,800      284,525
 *Nextlink Communications Inc Class A         3,700      307,331
 North Pittsburgh Systems Inc                   553        8,157
 *NorthEast Optic Network Inc                   792       49,550
 *Notify Technology Corporation                 200        1,213
 *NTL Inc                                     5,263      656,559
 *NumereX Corporation Class A                 2,900       35,888
 *Omnipoint Corporation                       2,863      345,349
 *Osicom Technologies Inc                       721       32,715
 *Pacific Gateway Exchange Inc                1,158       19,758
 *Pac-West Telecommunications Inc             1,700       45,050
 *Paging Network Inc                          4,637        3,768
 *Pairgain Technologies Inc                   3,366       47,755
 *PanAmSat Corporation                          954       56,644
 *P-Com Inc                                   3,005       26,576
 *Phone.com Inc                               3,300      382,594
 *Picturetel Corporation                      1,722        7,426
 Pittway Corporation Class A                  2,154       96,526
 *Plantronics Inc                               840       60,113
 *Pliant Systems Inc                            700        6,256
 *Polycom Inc                                 1,724      109,797
 *Porta Systems Corporation                     500          375
 *Powertel Inc                                1,417      142,231
 *Powerwave Technologies Inc                    971       56,682
 *Premiere Technologies Inc                   2,248       15,736
 *Primus Telecommunications Group             1,654       63,266
 *Prodigy Communications Corporation          3,028       58,668
 *Proxim Inc                                    498       54,780
 *Qwest Communications International Inc     37,484    1,611,812
 *Razorfish Inc                               2,125      202,141
 *RCN Corporation                             3,617      175,425
 *RMI.NET Inc                                   692        5,752
 *Rural Cellular Corporation Class A            386       34,933
 *Sawtek Inc                                  2,066      137,518
 *SCC Communications Corporation                400        2,350
 *Seachange International Inc                   909       32,156
 *Shared Technologies Cellular Inc              200        1,700
 *Sirius Satellite Radio Inc                  1,137       50,597
 *Spectralink Corporation                       866        6,279
 *Spectrian Corporation                         485       13,701
 *Standard Microsystems Corporation             689        7,450
 *Star Telecommunications Inc                 2,890       22,849
 *Startec Global Communication                  801       17,121
 *STM Wireless Inc Class A                    1,000        6,625
 *Symmetricom Inc                               580        5,764
 *Talk.com Inc                                2,788       49,487

------------------------------------------------------------

                                         Shares        Value
------------------------------------------------------------

 *TALX Corporation                          100 $      1,325
 *Tekelec                                 2,721       61,223
 *TeleCorp PCS Inc                        4,023      152,874
 Telephone & Data System                  3,036      382,536
 *Telesoft Corporation                      200          863
 *Teligent Inc Class A                      365       22,539
 *Telscape International Inc                200        2,525
 *Teltrend Inc                              319        9,650
 *Teltronics Inc                            600        1,988
 *Telular Corporation                       900        8,550
 *Terayon Communications Systems Inc      1,034       64,948
 *Tessco Technologies Inc                   162        3,017
 *The Associated Group Inc Class A        1,477      134,776
 *The Associated Group Inc Class B          200       18,400
 *The Titan Corporation                   2,312      108,953
 *Time Warner Telecom Inc Class A         1,000       49,938
 *T-Netix Inc                               382        1,659
 *Tollgrade Communications Inc              214        7,383
 *Total-Tel Usa Communications              284        4,012
 *Tritel Inc                              6,200      196,463
 *Triton PCS Holdings Inc Class A         2,600      118,300
 *Tut Systems Inc                           600       32,175
 *Ultrak Inc                                542        4,201
 *United States Cellular Corporation      4,409      445,033
 *Ursus Telecom Corporation                 300        3,975
 *U.S. LEC Corporation Class A              581       18,737
 *Vari-L Company Inc                        300       10,275
 *VDS Communications Inc                    748        1,730
 *Veramark Technologies Inc                 338        4,141
 *Vertex Communications                     228        4,674
 *VerticalNet Inc                         1,750      287,000
 *Vialog Corporation                        600        1,875
 *Viasat Inc                                357       17,805
 *Viatel Inc                              2,559      137,226
 *ViewCast.com Inc                          469        2,103
 *Vixel Corporation                       1,000       17,063
 *VoiceStream Wireless Corporation        4,826      686,800
 *Voxware Inc                               800          825
 *VTEL Corporation                        2,700        8,860
 Warwick Valley Telephone Company            89        4,305
 *Wavo Corporation                        1,628        6,309
 *WebLink Wireless Inc                    1,272       19,716
 *West Teleservices                       3,033       74,119
 *Westell Technologies Inc                  806        8,665
 *Western Wireless Corporation            2,426      161,936
 *Williams Communications Group Inc       2,900       83,919
 *WinStar Communications Inc              2,733      205,658
 *WorldGate Communications Inc            1,000       47,563
 *WorldPort Communications Inc              766        1,592
 *XETA Corporation                          200        6,638
 *ZixIt Corporation                         749       29,679
 *Zoom Telephonics Inc                    2,200       18,563
                                                ------------
                                                  22,507,509
                                                ------------

December 31, 1999

----------------------------------------------------------
MIP Extended Index Portfolio           Shares        Value
----------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------

Computer Software & Processing--18.8%
 *3D Systems Corporation                  517 $      4,395
 *3Do Company                           1,356       12,331
 *4Front Software International           590        7,891
 *About.com Inc                           800       71,800
 *Accerl8 Technology Corporation        1,600        1,900
 *Acclaim Entertainment Inc             2,403       12,315
 *Accrue Software Inc                   1,000       54,125
 *Active Software Inc                   1,200      110,400
 *Activision Inc                          915       14,011
 *Actuate Software Corporation          1,232       52,822
 *Acxiom Corporation                    4,072       97,728
 *adam.com Inc                            300        3,825
 *Adept Technology Inc                    381        2,429
 *Advanced Communication Systems          317        6,063
 *Advantage Learning Systems Inc        1,612       18,034
 *Advent Software Inc                     647       41,691
 *Aether Systems Inc                    1,200       85,950
 *Agency.com Inc                        5,562      283,662
 *Agile Software Corporation            1,000      217,234
 *Allaire Corporation                     600       87,788
 *Alloy Online Inc                        600        9,450
 *Alteon Websystems Inc                 1,900      166,725
 *Alysis Technologies Inc                 600        5,625
 *American Management Systems Inc       1,978       62,060
 *American Software Inc Class A           500        5,125
 *Analogy Inc                           2,700        5,822
 *Ansoft Corporation                      617        3,702
 *ANSYS Inc                               604        6,644
 *AppliedTheory Corporation               800       22,200
 *Applix Inc                              458        8,273
 *AppNet Systems Inc                    1,600       70,000
 *Ardent Software Inc                     776       30,264
 *AremisSoft Corporation                  800       26,000
 *Ariba Inc                             4,500      798,188
 *Art Technology Group Inc              1,500      192,188
 *Artificial Life Inc                     341        6,095
 *Artisoft Inc                            658       11,844
 *ASD Systems Inc                         900       15,975
 *Ask Jeeves Inc                        1,400      158,113
 *Aspect Development Inc                1,462      100,147
 *Aspen Technology Inc                  1,106       29,240
 *At Home Corporation Series A         17,107      733,463
 *Atlantic Data Services Inc              574        3,301
 *Audible Inc                           1,000       15,000
 *audiohighway.com                        100          856
 *autobytel.com Inc                     1,000       15,188
 *Autoweb.com Inc                         900        9,788
 *AVT Corporation                         859       40,373
 *Banyan Systems Inc                    1,246       24,920
 *Barra Inc                               621       19,717
 *Base Ten Systems Inc CV Class A         220          523
 *Be Free Inc                           1,300       93,438
 *Be Inc                                1,700       38,781
 *BEA Systems Inc                       6,426      449,418
 *Best Software Inc                       429       12,656
 *BindView Development Corporation      1,210       60,122

-----------------------------------------------------------------

                                              Shares        Value
-----------------------------------------------------------------

 *Biospherics Inc                                393 $      2,162
 *Bluestone Software Inc                       1,100      126,500
 *Bottomline Technologies Inc                    400       14,400
 *Boundless Corporation                        1,500       12,563
 *Braun Consulting Inc                           800       57,200
 *Brightstar Information Technologies          1,046        8,630
 *Brio Technology Inc                            647       27,174
 *Broadbase Software Inc                       1,100      123,750
 *BroadVision Inc                              3,997      679,740
 *Brocade Communications Systems Inc           2,700      477,900
 *Bsquare Corporation                          1,800       75,488
 *BTG Inc                                        393        3,193
 *CacheFlow Inc                                1,620      211,714
 *Cadence Design Systems Inc                  12,271      294,504
 *Caere Corporation                              553        4,044
 *CAIS Internet Inc                              800       28,400
 *Calico Commerce Inc                           1600       84,800
 *Cambridge Technology Partners Inc            2,820       74,025
 *CareInsite Inc                               3,500      281,750
 *Carreker-Antinori Inc                          913        8,274
 *Catalyst International Inc                     559        7,127
 *C-bridge Internet Solutions Inc                 51        2,480
 *CCC Information Services Group Inc           1,064       18,221
 *CDnow Inc                                    1,424       14,062
 *CE Software Holdings Inc                       200        1,725
 *Cellular Technical Services Company Inc      1,600       12,400
 *Centura Software Corporation                 2,000       10,875
 *CFI Proservices Inc                            225        1,842
 *CheckFree Holdings Corporation               2,681      280,165
 *Ciber Inc                                    3,099       85,223
 *Clarent Corporation                          1,400      108,850
 *Clarify Inc                                  1,186      149,436
 *Clarus Corporation                           1,000       66,000
 *click2learn.com Inc                            608        6,764
 *ClickAction Inc                                362       10,656
 *Commerce One Inc                             3,600      707,400
 *Complete Business Solutions Inc              1,755       44,094
 Computer Concepts Corporation                 1,200        2,025
 *Computer Horizons Corporation                1,394       22,565
 *Computer Outsourcing Services Inc              200        5,050
 Computer Task Group Inc                         928       13,746
 *Concur Technologies Inc                        936       27,144
 *Condor Technology Solutions                    415          571
 *ConnectInc.com Company                       2,776       11,191
 *ConSyGen Inc                                 1,400        1,414
 *Cornerstone Internet Solutions Company         500        3,797
 *Cotelligent Inc                                607        3,263
 *Cover-All Technologies Inc                     700          875
 *Credit Management Solutions Inc              2,500       21,250
 *Critical Path Inc                            1,900      179,313
 *CSG Systems International Inc                2,698      107,583
 *CyberCash Inc                                  879        8,131
 *Cybershop International Inc                    823        4,527

December 31, 1999

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value
------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------

 *CyberSource Corporation                 1,300 $     67,275
 *Cylink Corporation                      1,373       18,536
 *Cysive Inc                                500       36,031
 *DA Consulting Group Inc                   293        1,044
 *Daleen Technologies Inc                   800       17,500
 *Data Broadcasting Corporation           1,442       11,897
 *Data Dimensions Inc                     2,108        5,402
 Data Research Associates Inc               200        1,600
 *Data Return Corporation                 1,600       85,600
 *Datastream Systems Inc                    906       22,254
 *Datatec Systems Inc                     1,083        6,092
 *DecisionOne Holdings Corporation          600          300
 *Deltek Systems Inc                        799       10,787
 *Dendrite International Inc              1,959       66,344
 *Digex Inc                                 600       41,250
 *Digital Lava Inc                          200        1,425
 *Digital River Inc                         938       31,247
 *Documentum Inc                            844       50,535
 *Dset Corporation                          559       20,893
 *DSP Group Inc                             546       50,778
 *DST Systems Inc                         3,240      247,253
 *Ducocorp International                    898        6,314
 *EarthLink Network Inc                   1,676       71,230
 *EarthWeb Inc                              353       17,760
 *ebix.com Inc                              430        4,811
 *Echelon Corporation                     1,198       23,436
 *Eclipsys Corporation                    1,693       43,383
 *eCollege.com Inc                          582        6,366
 *eGain Communications Corporation        1,300       49,075
 *Elcom International Inc                 1,621       55,114
 *Electro Rent Corporation                1,401       16,287
 *Electronic Arts Inc                     3,127      262,668
 *Elite Information Group Inc             2,800       29,925
 *e-Net Inc                               1,100       13,681
 *Engage Technologies Inc                 2,500      150,000
 *Engineering Animation Inc                 600        5,250
 *Entrade Inc                               300       12,263
 *Entrust Technologies Inc                2,300      137,856
 *Epicor Software Corporation             2,181       11,041
 *ePlus inc                                 334       12,024
 *ESPS Inc                                  900        4,613
 *EuroWeb International Corporation       1,300       15,031
 *Evolving Systems Inc                      819        6,962
 *Excalibur Technologies Corporation        504       10,395
 *Exchange Applications Inc                 572       31,961
 *Exigent International Inc                 700        2,756
 *Extreme Networks Inc                    2,600      217,100
 *E.piphany Inc                           1,300      290,063
 *F5 Networks Inc                           900      102,600
 FactSet Research Systems Inc               777       61,869
 Fair Isaac and Company Inc                 624       33,072
 *Fatbrain.com Inc                          511       12,807
 Fidelity Holdings Inc                      900       17,044
 *FileNET Corporation                     1,373       35,012
 *Firearms Training Systems Inc           2,300        1,150
 *Fiserv Inc                              6,200      237,538
 *FlashNet Communications Inc               600        3,713
 *FlexiInternational Software Inc           900          639
 *Fourth Shift Corporation                  448        3,108

----------------------------------------------------------------------

                                                   Shares        Value
----------------------------------------------------------------------

 *Frontline Communications Corporation                300 $      2,306
 *General Magic Inc                                 2,430        9,416
 *Genesys Telecommunications Laboratories Inc       1,322       71,388
 *Gensym Corporation                                  400        2,300
 *Geoworks                                          1,120       18,760
 Gerber Scientific Inc                              1,016       22,289
 *GK Intelligent Systems Inc                        2,700        1,134
 *Go2Net Inc                                        1,434      124,758
 *GoTo.com Inc                                      2,300      135,125
 *Great Plains Software Inc                           719       53,745
 *Group 1 Software Inc                                200        2,600
 *GSE Systems Inc                                     200          663
 *GT Interactive Software Corporation               3,150        5,217
 *Hall Kinion & Assoc Inc                             425        9,138
 *Harbinger Corporation                             1,847       58,758
 *Health Mgmt Systems Inc                             642        4,053
 *HIE Inc                                           1,904        6,426
 *HNC Software Inc                                  1,154      122,036
 *Hollywood.com Inc                                   389        7,391
 *HomeCom Communications Inc                          500        1,594
 *HTE Inc                                             622        3,732
 *Hypercom Corporation                              1,574       15,740
 *Hyperion Solutions Corporation                    1,443       62,771
 *I2 Technologies Inc                               3,787      738,465
 *IDT Corporation                                   1,339       25,274
 *IDX Systems Corporation                           1,285       40,156
 *iManage Inc                                       1,500       48,188
 *IMRglobal Corporation                             1,704       21,407
 *Indus International Inc                           1,253       15,271
 *Industri Matematik International Corporation      2,280       13,965
 *Inference Corporation Class A                       200          925
 *Infinium Software Inc                               564        3,842
 *InfoCure Corporation                              1,392       43,413
 *Infonautics Inc Class A                           1,500       10,500
 *Informatica Corporation                             700       74,463
 *Information Analysis Inc                          2,000        1,688
 *Information Architects Corporation                2,444       25,051
 *Information Management Associates Inc               500        2,625
 *Information Resource Engineering Inc                200        4,100
 *Information Resources Inc                         1,041        9,629
 *Informix Corporation                              9,309      106,472
 *InfoSpace.com                                     2,400      513,600
 *infoUSA Inc                                       2,516       35,067
 *Inktomi Corporation                               5,244      465,405
 *Innodata Corporation                                600        4,763
 *Inprise Corporation                               2,568       28,409
 *INSCI Corporation                                   300        1,575
 *Inso Corporation                                    869       28,025
 *INSpire Insurance Solutions Inc                     824        3,785
 *Integral Systems Inc--MD                            262       11,561
 *Integrated Measurement Systems                      332        4,690
 *Integrated Systems Inc                            1,313       44,068
 *IntelliCorp Inc                                   1,000        3,125
 *Intelligroup Inc                                    767       18,983

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 *Interactive Pictures Corporation                600 $     13,988
 *Interleaf Inc                                   600       20,175
 *Interliant Inc                                2,200       57,200
 *Internap Network Services Corporation         3,200      553,600
 *International Microcomputer Software Inc        453          934
 *Internet America Inc                            231        2,729
 *Internet Capital Group Inc                    1,484      252,280
 *Internet Commerce Corporation Class A           500       15,563
 *internet.com LLC                              1,200       62,700
 *Interplay Entertainment Corporation             500        1,469
 *Intertrust Technologies Corporation           1,900      223,488
 *InterVU Inc                                     701       73,605
 *InterWorld Corporation                        1,300      110,988
 *Interwoven Inc                                1,200      145,950
 *Intranet Solutions Inc                          622       23,014
 *Intraware Inc                                 1,100       87,931
 *Intuit Inc                                    9,354      560,635
 *Isocor                                        1,039       45,197
 *ISS Group Inc                                 1,924      136,845
 *ITC Learning Corporation                      1,000        3,000
 *iTurf Inc Class A                               200        2,488
 *ITXC Corporation                              1,700       57,163
 *iVillage Inc                                  1,000       20,250
 Jack Henry & Associates Inc                      953       51,164
 *JD Edwards & Company                          5,165      154,304
 *JDA Software Group Inc                        1,263       20,682
 *Juno Online Services Inc                      1,400       49,700
 *Kana Communications Inc                       1,400      287,000
 *Keane Inc                                     3,449      109,506
 *Keynote Systems Inc                           1,200       88,500
 *Kronos Inc                                      555       33,300
 *Landmark Systems Corporation                    430        4,488
 *Larscom Inc Class A                           1,900       12,409
 *Lason Inc                                       882        9,702
 *Launch Media Inc                                400        7,575
 *Learn2.com Inc                                2,184        7,166
 *Legato Systems Inc                            4,582      315,299
 *Level 8 Systems Inc                             598       20,660
 *LHS Group Inc                                 2,743       67,375
 *Liberate Technologies Inc                     2,100      539,700
 *Lionbridge Technologies Inc                     600       10,950
 *Litronic Inc                                    300        2,400
 *Log On America Inc                              600       12,150
 *Logility Inc                                  1,502       29,289
 *LookSmart Ltd                                 4,300      116,100
 *Lycos, Inc                                    4,842      385,242
 *Made2Manage Systems Inc                         200        1,600
 *Mail.com Inc                                  1,400       26,250
 *Manhattan Associates Inc                      1,061        7,825
 *Manugistics Group Inc                         1,779       57,484
 *Mapics Inc                                      750        9,469
 *Mapinfo Corporation                             210        7,718
 *MapQuest.com Inc                              1,500       33,844
 *Marimba Inc                                   1,100       50,669
 *Mastech Corporation                           2,394       59,252
 *MathSoft Inc                                    600        2,738
 *MC Informatics Inc                              900        1,350

-------------------------------------------------------------

                                          Shares        Value
-------------------------------------------------------------

 *Mcglen Internet Group Inc                1,000 $      4,063
 *Mechanical Dynamics Inc                  1,800        9,225
 *Mecon Inc                                  279        3,017
 *Media Metrix Inc                           900       32,175
 *Mentor Graphics Corporation              2,940       38,771
 *Mercury Interactive Corporation          1,880      202,923
 *Meta Group Inc                             427        8,113
 *MetaCreations Corporation                1,281       11,009
 *Metamor Worldwide Inc                    1,656       48,231
 *Metasolv Software Inc                    1,660      135,705
 *Metro Information Services Inc             665       15,960
 *Micrografx Inc                             405        1,772
 *Micromuse Inc                              798      135,660
 *Microstrategy Inc                          480      100,800
 *Microwave Power Devices Inc                482        3,434
 *Midway Games Inc                         1,666       39,880
 *MindSpring Enterprises Inc               3,092       81,648
 *Mission Critical Software Inc              700       49,000
 *Mobius Management Systems Inc              956        7,588
 *Mpath Interactive Inc                    1,000       26,625
 *MSC.Software Corporation                   613        6,207
 *Multex.com Inc                           1,414       53,202
 *Muse Technologies Inc                      453        1,387
 *Mustang.com Inc                          1,300       20,313
 National Computer System Inc              1,696       63,812
 National Data Corporation                 1,616       54,843
 *National Information Consortium Inc      2,600       83,200
 *National Instruments Corporation         2,509       95,969
 *National Techteam Inc                      503        2,421
 *Navidec Inc                                700        8,400
 *NaviSite Inc                             1,400      140,000
 *NeoMedia Technologies Inc                  500        2,375
 *Neon Systems                               300       11,775
 *Neotopia Inc                               638       34,651
 *Net Perceptions Inc                      1,200       50,400
 *NetCreations Inc                           800       35,200
 *Netegrity Inc                              720       40,995
 *NetGateway Inc                             900        8,100
 *NetIQ Corporation                          800       41,650
 *Netivation.com Inc                         300        1,725
 *Netlojix Communications Inc                826        2,117
 *NetManage Inc                            2,545       12,566
 *NetObjects Inc                             900       14,850
 *NetScout Systems Inc                     1,000       31,000
 *Netsmart Technologies Inc                1,300        8,288
 *NetSolve Inc                               500       15,750
 *NetSpeak Corporation                       663       14,089
 *Network Associates Inc                   7,017      187,266
 *Network Equipment Technologies Inc         787        9,296
 *Network Peripherals Inc                    653       30,854
 *Network Solutions Inc Class A            1,672      363,765
 *Network Systems International Inc          200          750
 *NetZero Inc                              4,900      131,994
 *New Era of Networks Inc                  1,588       75,629
 *NorthPoint Communications Group Inc      6,200      148,800
 *Nova Corporation                         3,523      111,195
 *Novadigm Inc                               645       13,384
 *Nvidia Corporation                       1,500       70,406

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 *OAO Technology Solutions Inc                    736 $      5,704
 *Object Design Inc                             1,332       19,314
 *Objective Systems Integrator Corporation      1,284        8,507
 *ObjectShare Inc                               1,100          440
 *ObjectSoft Corporation                          233          780
 *Omega Research Inc                            1,232        7,392
 *Omtool Ltd                                      960        2,280
 *ON Technology Corporation                       500        6,938
 *On2.com Inc                                   1,200       34,800
 *OneMain.com Inc                                 900       13,500
 *OneSource Information Services Inc            1,000       13,438
 *Ontrack Data Intenational Inc                 1,800       21,713
 *ONYX Software Corporation                       700       25,900
 *Open Market Inc                               1,766       79,691
 *Packeteer Inc                                 1,400       99,400
 *Panja Inc                                       371        6,122
 *Pathways Group Inc                            2,400        5,700
 *pcOrder.com Inc                                 100        5,100
 *PC-Tel Inc                                      700       36,750
 *Peapod Inc                                      831        7,167
 *Peregrine Systems Inc                         2,477      208,532
 *Persistence Software Inc                        700       15,750
 *Pervasive Software Inc                          696       11,789
 *Phoenix International Ltd Inc                   380        1,473
 *Phoenix Technologies Ltd                      1,069       16,904
 *Pilot Network Services                          613       14,712
 *Pivotal Corporation                           1,000       42,250
 *PopMail.com                                     800        2,400
 *Portal Software Inc                           3,900      401,213
 *PowerCerv Corporation                           400        2,100
 *Preview Systems Inc                             613       52,759
 *Preview Travel Inc                              706       36,800
 *PRI Automation Inc                              992       66,588
 *Primark Corporation                             950       26,422
 *Primus Knowledge Solutions Inc                  800       36,250
 *ProBusiness Services Inc                      1,116       40,176
 *Progress Software Corporation                   764       43,357
 *Project Software & Development Inc              938       52,059
 *Proxicom Inc                                  1,300      161,606
 *ProxyMed Inc                                    679        6,620
 *PRT Group Inc                                   816        1,785
 *PSINet Inc                                    3,595      221,991
 *PSW Technologies Inc                            600       11,963
 *Puma Technology Inc                             967      126,314
 *Qad Inc                                       1,589       22,147
 *QRS Corporation                                 671       70,455
 *Quadramed Corporation                         1,161       10,123
 *quepasa.com Inc                                 700        8,881
 *Quest Software Inc                            1,900      193,800
 *Quintus Corporation                           1,805       82,804
 *Quokka Sports Inc                             1,900       24,938
 *Radiant Systems Inc                             692       27,810
 *RadiSys Corporation                             763       38,913
 *Ramp Networks Inc                               900       13,725
 *Rational Software Corporation                 4,388      215,561
 *Ravisent Technologies Inc                       800       30,750
 *RealNetworks Inc                              3,694      444,434
 *Red Hat Inc                                   3,500      739,375
 *Registry Magic Inc                              400        1,200
 *Remedy Corporation                            1,373       65,046

-------------------------------------------------------------------

                                                Shares        Value
-------------------------------------------------------------------

 *Renaissance Worldwide Inc                      2,504 $     18,467
 *Research Engineers Inc                           800       38,400
 *Retek Inc                                      2,200      165,550
 Reynolds & Reynolds Inc                         3,877       87,233
 *Rogue Wave Software                              468        3,744
 *Ross Systems                                   1,378        4,565
 *RSA Security Inc                               1,929      149,498
 *Rythms NetConnections Inc                      3,600      111,600
 *S3 Inc                                         3,429       39,648
 *Saflink Corporation                            1,000        2,031
 *Saga Systems Inc                               1,353       26,975
 *Sagent Technology Inc                          1,100       32,931
 *SalesLogix Corporation                           800       32,850
 *Salon.com Inc                                    300        1,500
 *Sanchez Computer Associates Inc                1,162       47,860
 *Sapient Corporation                            2,874      405,054
 *Schick Technologies Inc                        2,300        2,415
 *Scient Corporation                             3,500      302,531
 *Scientific Learning Corporation                  600       21,900
 *Secure Computing Corporation                   2,230       28,014
 *Sedona Corporation                               700        2,406
 *SEEC Inc                                       2,300       15,381
 *Segue Software Inc                               907       22,675
 SEI Investment Company                            898      106,876
 *Serena Software Inc                            1,100       34,031
 *ShowCase Corporation                             300        1,725
 *Siebel Systems Inc                             9,240      776,160
 *Silknet Software Inc                             800      132,600
 *SilverStream Software Inc                        900      107,100
 *SmartServ Online Inc                           1,000       19,719
 *Smith-Gardner & Associates Inc                 1,300       22,181
 *Software Spectrum                                199        3,520
 *Software.com Inc                               2,100      201,600
 *Softworks Inc                                    589        5,724
 *Sonic Foundry Inc                                100        2,369
 *Sonic Solutions Inc                            1,100        4,331
 *SonicWALL Inc                                  1,200       48,300
 *Source Media Inc                                 965       17,853
 *Spatial Technology Inc                           300        1,388
 *Speedus.com Inc                                1,000        4,781
 *Splitrock Services Inc                         2,700       53,663
 *SportsLine USA Inc                             1,255       62,907
 *SPR Inc                                          706        4,324
 *SPSS Inc                                         333        8,408
 *Spyglass Inc                                     852       32,309
 *SS&C Technologies Inc                          1,739       11,304
 *Stac Software Inc                                600        3,788
 *StarBase Corporation                           1,700       18,594
 *StarMedia Network Inc                          2,900      116,181
 *Sterling Commerce Inc                          4,299      146,435
 *Sterling Software                              4,156      130,914
 *Stratasys Inc                                  2,400       17,400
 *Structural Dynamics Research Corporation       1,627       20,744
 *Styleclick.com Inc                               625        7,461
 *Summit Design Inc                              1,088        3,808
 *SunGard Data Systems Inc                       6,104      144,970
 *Sunquest Information Systems Inc                 567        7,655
 *Sunrise International Leasing Corporation        600        3,131

December 31, 1999

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------

 *SVI Holdings Inc                                1,311 $     15,732
 *Sycamore Networks Inc                           3,900    1,201,200
 *Sykes Enterprises Inc                           2,159       94,726
 *Symantec Corporation                            2,779      162,919
 *Symix Systems Inc                                 341        6,223
 *Synopsys Inc                                    3,588      239,499
 *Syntel Inc                                      1,708       27,648
 *System Software Associates Inc                    438          876
 *Systems & Computer Technology Corporation       1,623       26,374
 *Take-Two Interactive Software Inc               1,620       20,959
 *Tangram Enterprise Solutions Inc                2,600       20,475
 *Tanning Technology Corporation                    900       53,044
 *TCSI Corporation                                  600        1,913
 *Technology Solutions Company                    2,225       72,869
 *TekInsight.com Inc                                700        1,925
 *Teknowledge Corporation                           700        2,800
 *Telescan Inc                                      595       14,689
 *TenFold Corporation                             1,500       59,906
 *The Ashton Technology Group Inc                 1,500        9,656
 *The BISYS Group Inc                             1,391       90,763
 *The InterCept Group Inc                           600       17,813
 *The Santa Cruz Operation Inc                    1,867       56,710
 *The TriZetto Group Inc                          1,000       46,625
 *The Vantive Corporation                         1,573       40,636
 *The Vialink Company                               244        8,876
 *THQ Inc                                           907       21,031
 *Tier Technologies Inc Class B                     384        3,240
 Timberline Software Corporation                    461        6,195
 Total System Services Inc                        9,881      161,184
 *TouchStone Software Corporation                 1,100          756
 *Towne Services Inc                                689        2,756
 *Transaction Systems Architects Inc Class A      1,548       43,344
 *Treev Inc                                         300          947
 *TRO Learning Inc                                1,500        8,063
 *TSI International Software Ltd                  1,682       95,243
 *TSR Inc                                           268        2,211
 *Tumbleweed Communications Corporation           1,000       84,750
 *Ultimate Software Group Inc                     1,685       22,010
 *UniComp Inc                                     2,500       21,875
 *Unify Corporation                               1,024       28,032
 *Unigraphics Solutions Inc                         223        6,021
 *Usdata Corporation                              1,700       23,588
 *USWeb Corporation                               3,600      159,975
 *U.S. Interactive Inc                            1,000       43,000
 *VCampus Corporation                               200          625
 *Verilink Corporation                              623        2,687
 *Verio Inc                                       3,846      177,637
 *Verisign Inc                                    5,076      969,199
 *Veritas Software Corporation                   12,775    1,828,422
 *Verity Inc                                      1,468       62,482
 *Versant Corporation                             1,000        8,750
 *Viant Corporation                               1,100      108,900
 *Viasoft Inc                                     1,783       10,141

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *Vignette Corporation                          2,800 $    456,400
 *Virtual Communities Inc                         700        2,275
 *Visio Corporation                             1,556       73,910
 *VISTA Information Solutions Inc               1,397        5,064
 *Visual Data Corporation                         234        2,691
 *Vitria Technology Inc                         1,500      351,000
 *Vizacom Inc                                   1,600        5,300
 *V-ONE Corporation                             2,900       17,038
 *Voyager.net Inc                               1,100       10,106
 *Vysis Inc                                       936        3,393
 *Walker Interactive Systems                    1,028        6,425
 *WatchGuard Technologies Inc                     800       24,200
 *Wave Systems Corporation Class A              1,569       18,730
 *Webb Interactive Services                       472       10,738
 *Webhire Inc                                     448        7,560
 *Webstakes.com Inc                             1,100       21,725
 *WebTrends Corporation                           600       48,600
 *White Pine Software Inc                       1,000       24,500
 *Women.com Networks Inc                        2,100       29,925
 *Xionics Document Technologies Inc               500        5,219
 *Xiox Corporation                                100        2,700
 *Xpedior Inc                                     488       14,030
 *Zamba Corporation                             1,100       19,113
 *ZapMe! Corporation                            2,500       21,563
 *Zitel Corporation                             2,100        5,119
 *Zmax Corporation                                524        1,146
                                                      ------------
                                                        38,117,942
                                                      ------------
Computers & Information--3.1%
 *Accent Color Sciences Inc                     2,800        1,148
 *ACE*COMM Corporation                          2,200       17,738
 *Advanced Digital Info Corporation             1,220       59,323
 *Affiliated Computer Services Inc Class A      2,334      107,364
 *Alpha Microsystems                              800        3,800
 *AlphaNet Solutions Inc                          800        3,250
 Analysts International Corporation             1,007       12,588
 *Anixter International Inc                     1,873       38,631
 *Apex Inc                                        907       29,251
 *Applied Computer Technology Inc               5,700           86
 *Applied Magnetics Corporation                 2,654          995
 *Ariel Corporation                               700        4,944
 *Aris Corporation                              1,511       17,754
 Auspex Systems Inc                             1,348       13,817
 *Autologic Information International Inc       2,100        5,250
 *Avant! Corporation                            1,517       22,755
 *Avert Inc                                       200        2,563
 *Axiohm Transaction Solutions Inc                300           54
 *Aztec Technology Partners Inc                   810        3,696
 *Bell & Howell Company                         1,040       33,085
 *Black Box Corporation                           871       58,357
 *Blue Wave Systems Inc                           582        5,384
 *Boca Research Inc                             2,600       17,225
 *Brooktrout Technology Inc                       498        9,244
 *Bull Run Corporation                            500        2,938
 *CACI International Inc Class A                  400        9,050
 *Casino Data Systems                           1,000        4,000

December 31, 1999

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------

 *CenterSpan Communications Corporation             596 $     19,296
 *Ciprico Inc                                       218        2,521
 *Cognex Corporation                              2,091       81,549
 *Cognizant Technology Solutions Corporation        129       14,101
 Comdisco Inc                                     7,700      286,825
 *Communication Intelligence Corporation          4,900       40,425
 *Computer Network Technology Corporation         1,015       23,282
 *Concurrent Computer Corporation                 2,766       51,690
 *CopyTele Inc                                    1,700        1,381
 *Crossroads Systems Inc                          1,200      101,400
 *Crosswalk.Com Inc                                 600        3,075
 *Cybex Computer Products Corporation               560       22,680
 *Daisytek International Corporation                766       17,857
 *Daou Systems Inc                                2,252        6,897
 *Data Translation Inc                            2,700       19,913
 *Datalink Corporation                              800       15,400
 *Datapoint Corporation                           1,300          447
 *Dataram Corporation                               150        3,366
 *Digital Origin Inc                                300        3,638
 *Dot Hill Systems Corporation                    1,040        5,135
 *Dunn Computer Corporation                         500        1,625
 *ECCS Inc                                          400        5,050
 *Efax.com Inc                                      829        5,984
 *Emulex Corporation                              1,804      202,950
 *Encad Inc                                       1,019        4,872
 *Equinox Systems Inc                               237        2,133
 *European Micro Holdings Inc                       200        1,200
 *Exabyte Corporation                               831        6,233
 *Extended Systems Inc                              300       14,363
 *Focus Enhancements Inc                          1,000        8,250
 *Foundry Networks Inc                            2,900      874,894
 *FVC.com Inc                                     1,201       14,037
 *Gadzoox Networks Inc                            1,200       52,275
 *GateField Corporation                             190          736
 General Binding Corporation                        595        6,991
 *Genicom Corporation                               600          431
 *Global Imaging Systems Inc                        804        9,849
 *Global Intellicom Inc                           8,100            1
 *Global Payment Tech Inc                           240        2,220
 *Hertz Technology Group Inc                        800        2,100
 *HMG Worldwide Corporation                         700        4,900
 *IKOS Systems Inc                                2,200       21,313
 *Immersion Corporation                             800       30,700
 *In Focus Systems Inc                              918       21,286
 *Industrial Data Systems Corporation               500          406
 *Intergraph Corporation                          1,788        8,381
 *Interphase Corporation                            300        6,338
 *Iomega Corporation                             13,450       45,394
 *ION Networks Inc                                  800       17,900
 *iXL Enterprises Inc                             3,300      183,150
 *Javelin Systems Inc                               261        2,398
 *Key Tronic Corporation                            400        1,500
 *Komag Inc                                       2,691        8,409
 *Lumisys Inc                                       300          947
 *MAI Systems Corporation                           500          406
 *Maxtor Corporation                              4,900       35,525

-------------------------------------------------------------------

                                                Shares        Value
-------------------------------------------------------------------

 *McAfee.com Corporation                         1,500 $     94,518
 *Media 100 Inc                                    200        5,288
 *Merge Technologies Inc                           700        1,838
 *Micros Systems Inc                               721       53,354
 *Micros-To-Mainframes Inc                         200        1,356
 *Microtouch Systems Inc                           374        4,722
 *Mitek Systems Inc                                500        2,156
 *MTI Technology Corporation                     1,350       49,781
 *NCR Corporation                                4,887      185,095
 *Nematron Corporation                             400        1,100
 *Neomagic Corporation                           1,809       19,786
 *Netrix Corporation                             2,600       38,838
 *Network Computing Devices                        587        4,623
 *Network Six Inc                                  400        1,350
 *nStor Technologies Inc                         2,853        6,241
 *Number Nine Visual Technology Corporation        600           60
 *NYFIX Inc                                        589       16,713
 *Odetics Inc Class A                              335        4,523
 *ODS Networks Inc                               1,128       10,223
 *Osage Systems Group Inc                          423          529
 *PAR Technology Corporation                       391        1,857
 *Paramount Financial Corporation                  600          863
 *Paravant Inc                                     900        3,263
 *Perot Systems Corporation Class A              4,211       80,009
 *Planar Systems Inc                               393        2,604
 *Printronix Inc                                   252        5,733
 *Procom Technology Inc                            499       13,224
 *Psc Inc Electronics                              437        3,223
 *Quantum Corporation-DLT & Storage Systems      9,060      137,033
 *Quantum Corporation-Hard Disk Drive            4,496       31,191
 *Rainbow Technologies Inc                         432       10,044
 *Rainmaker Systems Inc                          2,600       52,650
 *Redback Networks Inc                           2,200      390,500
 *Rimage Corporation                               217        3,472
 *Safeguard Scientifics Inc                      1,713      277,613
 *SanDisk Corporation                            1,589      152,941
 *SBE Inc                                        1,000        6,375
 *ScanSoft Inc                                     900        3,600
 *Scansource Inc                                   201        8,153
 *SCM Microsystems Inc                             688       43,989
 *Sigma Designs Inc                              1,048       11,528
 *Simulations Plus Inc                           1,800        3,375
 *SmartDisk Corporation                            700       22,925
 *Socrates Technologies Corporation              1,500        3,281
 *Splash Technology Holdings                     1,013        8,927
 *Storage Computer Corporation                     800        4,000
 *Storage Technology Corporation                 4,866       89,717
 *Sybase Inc                                     4,356       74,052
 *Tanisys Technology Inc                         1,200          318
 *Tekgraf Inc                                      800        1,200
 Telxon Corporation                                794       12,704
 *Tera Computer Company                            998        4,491
 *Tidel Technologies Inc                         1,200        3,375
 *TransAct Technologies Inc                        300        2,269
 *Tricord Systems Inc                            2,200       10,725
 *Tridex Corporation                               400          650
 *UBICS Inc                                        800        2,500
 *Unova Inc                                      2,548       33,124

December 31, 1999

----------------------------------------------------------------
MIP Extended Index Portfolio                 Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------

 *VA Linux Systems Inc                        2,035 $    413,996
 Valmont Industries Inc                       1,124       18,054
 *Vertel Corporation                          1,800        9,788
 *Visual Networks Inc                           996       78,933
 *Vitech America Inc                            739        5,912
 Wallace Computer Services Inc                2,335       38,819
 *Western Digital Corporation                 4,171       17,466
 *Xircom Inc                                  1,429      107,175
 *Xybernaut Corporation                       2,165       11,637
 *Zebra Technologies Corporation Class A      1,698       99,333
                                                    ------------
                                                       5,631,020
                                                    ------------
Containers & Packaging--0.1%
 *ACX Technologies Inc                        1,275       13,627
 American National Can Group Inc              2,500       32,500
 *Astronics Corporation                         299        3,027
 *Bway Corporation                              443        2,713
 *Disc Graphics Inc                             400        1,225
 *EarthShell Corporation                      4,476       18,464
 *EPL Technologies Inc                          512          496
 Greif Bros Corporation Class A               1,025       30,494
 Interpool Inc                                1,233        9,170
 *PVC Container Corporation                     313        2,035
 *Silgan Holdings Inc                           854       11,422
 Sonoco Products Company                      5,146      117,072
 *UFP Technologies Inc                          500        1,375
 *U.S. Can Corporation                          485        9,639
                                                    ------------
                                                         253,259
                                                    ------------
Cosmetics & Personal Care--0.3%
 *Carson Inc                                  2,200        7,150
 Carter-Wallace Inc                           2,625       47,086
 *Chattem Inc                                   427        8,113
 *Chromatics Color Sciences                     968        6,806
 Del Laboratories Inc                           344        2,707
 Dial Corporation                             5,317      129,270
 *Enamelon Inc                                  458          110
 Estee Lauder Company Class A                 6,278      316,647
 *French Fragrances Inc                         509        3,277
 *Garden Botanika Inc                         2,700          405
 *Inter Parfums Inc                             378        3,544
 *International Specialty Products Inc        3,376       31,017
 NCH Corporation                                250       11,141
 Quaker Chemical Corporation                    324        4,617
 *Revlon Inc Class A                            894        7,096
 Stepan Company                                 663       15,498
 Stephan Company                                211          844
 *Styling Technology                            182          569
 *Sybron Chemicals Inc                          255        2,996
 *USA Detergents Inc                            509        1,400
 *Usana Inc                                   1,581        7,905
                                                    ------------
                                                         608,198
                                                    ------------
Electric Utilities--2.1%
 Allegheny Energy Inc                         5,678      152,951
 Alliant Energy Corporation                   3,951      108,653
 Avista Corporation                           2,499       38,578
 Bangor Hydro-Electric Company                  271        4,421
 Black Hills Corporation                        965       21,411

-------------------------------------------------------------

                                          Shares        Value
-------------------------------------------------------------

 *Calpine Corporation                      3,002 $    192,128
 Central Vermont Public Service              422        4,484
 CH Energy Group Inc                         756       24,948
 *Citizens Utilities Company Class B      13,057      185,246
 Cleco Corporation                         1,106       35,461
 CMP Group Inc                             1,851       51,018
 Conectiv Inc                              4,804       80,767
 DPL Inc                                   7,804      135,107
 DQE Inc                                   3,678      127,351
 Eastern Utilities Associates                914       27,706
 *El Paso Electric Company                 2,696       26,455
 *Emcor Group Inc                            367        6,698
 Energy East Corporation                   6,150      127,997
 Green Mountain Power Corporation            236        1,755
 Hawaiian Electric Industries Inc          1,634       47,182
 IdaCorp Inc                               1,982       53,142
 Illinova Corporation                      3,208      111,478
 Ipalco Enterprises Inc                    4,642       79,204
 Kansas City Power & Light Company         3,169       69,916
 KeySpan Corporation                       6,963      161,455
 LG & E Energy Corporation                 6,602      115,122
 Madison Gas & Electric Company              719       14,470
 MidAmerican Energy Holdings Company       3,164      106,587
 Minnesota Power & Light Company           4,226       71,578
 Montana Power Company                     5,824      210,028
 New England Electric System               3,077      159,235
 NiSource Inc                              6,458      115,437
 Northeast Utilities                       6,440      132,423
 NorthWestern Corporation                  1,128       24,816
 NSTAR                                     3,122      126,441
 OGE Energy Corporation                    4,313       81,947
 Otter Tail Power Company                    530       19,875
 *Plug Power Inc                           2,100       59,325
 Potomac Electric Power                    5,803      133,106
 Public Service Company of New Mexico      1,869       30,371
 Puget Sound Power & Light                 4,183       81,046
 *Quanta Services Inc                      1,317       37,205
 RGS Energy Group Inc                      1,797       36,951
 Scana Corporation                         5,534      148,726
 Sierra Pacific Resources                  4,287       74,219
 Sigcorp Inc                               1,057       24,047
 St Joseph Light & Power                     299        6,130
 Teco Energy                               6,601      122,531
 The Empire District Electric Company        761       17,218
 The United Illuminating Company             641       32,931
 TNP Enterprises Inc                         594       24,503
 *UniSource Energy Corporation             1,442       16,132
 Unitil Corporation                          166        5,935
 UtiliCorp United Inc                      4,435       86,205
 Western Resources Inc                     3,446       58,582
 Wisconsin Energy Corporation              5,857      112,747
 WPS Resources Corporation                 1,287       32,336
 *York Research Corporation                  666        2,498
                                                 ------------
                                                    4,196,215
                                                 ------------

December 31, 1999

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------

Electronics--8.6%
 *3DFX Interactive Inc                     1,254 $     12,305
 *8 X 8 Inc                                1,983       10,163
 *Aavid Thermal Technologies Inc             440       10,808
 *Acme Electric Corporation                  500        2,875
 *Act Manufacturing Inc                      534       20,025
 *Actel Corporation                        1,037       24,888
 *ADE Corporation                            686       11,319
 *Advanced Lighting Technologies Inc         745        4,284
 *Aeroflex Inc                               947        9,825
 *Aerosonic Corporation                      178        2,136
 *Affinity Technology Group Inc            2,000        1,375
 *Agilent Technologies Inc                 3,810      294,561
 *Align-Rite International Inc               300        6,581
 *Alliance Semiconductor Corporation       1,830       30,538
 *Alpha Industries Inc                       907       51,982
 *Alpha Technologies Group Inc               300        1,800
 *Altera Corporation                       9,906      490,966
 *American Locker Group Inc                  100          563
 *American Power Conversion                9,864      260,163
 *American Superconductor Corporation        566       15,848
 *American Xtal Technology Inc               892       15,554
 Ametek Inc                                1,734       33,054
 *Amkor Technology Inc                     5,973      168,737
 *Ampex Corporation Class A                2,236       12,158
 *Amphenol Corporation Class A               899       59,840
 *Anacomp Inc                                517        9,403
 *Anaren Microwave Inc                       202       10,933
 *Anicom Inc                               1,223        5,198
 *APA Optics Inc                             300        4,650
 *Applied Digital Solutions Inc            2,100       15,750
 *Applied Micro Circuits Corporation       2,674      340,267
 *Arrow Electronics Inc                    4,578      116,167
 *Artesyn Technologies Inc                 1,790       37,590
 *Artisan Components Inc                     998       20,599
 *Aspec Technology Inc                     3,000       15,094
 *Astropower Inc                             514        7,196
 *Atmel Corporation                       10,110      298,877
 *ATMI Inc                                 1,190       39,344
 *Ault Inc                                   200        1,800
 Avnet Inc                                 2,009      121,545
 AVX Corporation                           4,371      218,277
 *Axsys Technologies Inc                     179        2,372
 Bairnco Corporation                         377        2,262
 Baldor Electric Company                   1,856       33,640
 Barnes Group Inc                            990       16,149
 *Bel Fuse Inc Class A                       191        5,324
 Bell Industries Inc                         349        2,596
 *Benchmark Electronics Inc                  719       16,492
 Bmc Industries, Inc                       1,201        5,855
 *Bolder Technologies Corporation            429        5,470
 Boston Acoustics Inc                        184        2,565
 *Broadcom Corporation Class A             2,428      661,327
 *BTU International Inc                      400        2,300
 *Burr-Brown Corporation                   2,924      105,611
 *California Amplifier Inc                   500       13,156

------------------------------------------------------------------------

                                                     Shares        Value
------------------------------------------------------------------------

 *Caliper Technologies Corporation                      468 $     31,239
 *Catalina Lighting Inc                                 300        1,444
 *Catalyst Semiconductor Inc                          1,900        6,413
 *C-COR Electronics Inc                                 735       56,319
 *C-Cube Microsystems Inc                             1,979      123,193
 *CellStar Corporation                                2,938       29,013
 *Ceradyne Inc                                        2,800       12,775
 *Cidco Inc                                           2,629       14,295
 *Cirrus Logic Inc                                    3,157       42,028
 *Cobalt Networks Inc                                 1,000      108,375
 *Commscope Inc                                       2,605      105,014
 *Concord Camera                                        501       11,398
 *Conexant Systems Inc                                9,754      647,422
 Control Chief Holdings Inc                             200          900
 *CP Clare Corporation                                  700        7,350
 Craftmade International Inc                            278        2,016
 *Cree Research Inc                                   1,436      122,599
 CTS Corporation                                      1,416      106,731
 *Cypress Semiconductor Corporation                   5,447      176,347
 C&D Technologies Inc                                   557       23,673
 *Daktronics Inc                                        800       20,200
 Dallas Semiconductor Corporation                     1,462       94,208
 *Data Critical Corporation                             600        8,925
 *Datum Inc                                             200        1,925
 *Dense-Pac Microsystems Inc                            700        5,622
 Diebold Inc                                          3,677       86,410
 *Diodes Inc                                            300        6,450
 *Dionex Corporation                                  1,193       49,137
 *Display Technologies Inc                              315        1,270
 *Drexler Technology Corporation                        360        3,510
 *DRS Technologies Inc                                  283        2,759
 *DuPont Photomasks Inc                                 684       33,003
 *ECC International Corporation                         300          975
 EDO Corporation                                        296        1,739
 *EFTC Corporation                                    1,195        2,166
 *Electric Fuel Corporation                             639        2,237
 *Electro Scientific Industries Inc                     609       44,457
 *Electronic Retailing Systems International Inc        900          872
 *Electronics for Imaging Inc                         2,778      161,471
 *Emcore Corporation                                    519       17,646
 *EMS Technologies Inc                                  320        3,760
 *En Pointe Technologies Inc                            200        5,500
 *Engineering Measurements Company                      200        1,200
 *Esco Electronics                                      452        5,255
 *ESS Technology Inc                                  2,018       44,774
 *ETEC Systems Inc                                      983       44,112
 *E-Tek Dynamics Inc                                  3,348      450,725
 *eToys Inc                                           5,900      154,875
 *Evans & Sutherland Computer Corporation               365        4,175
 *Exar Corporation                                      443       26,082
 *Fairchild Semiconductor Corporation Class A         2,800       83,300
 *Faroudja Inc                                        2,800       14,088
 *Fiberstars Inc                                        300        1,725
 *Finisar Corporation                                 2,400      215,700
 *Focus Affiliates Inc                                1,200        5,850
 Franklin Electric Company Inc                          250       17,547
 *FSI International Inc                               1,028       11,822

December 31, 1999

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------

 *FuelCell Energy Inc                        150 $      3,759
 *GameTech International Inc                 400        2,000
 *General Motors Corporation Class H       6,781      650,976
 *General Semiconductor Inc                2,258       32,035
 *Genus Inc                                  700        3,150
 *GlobeSpan Inc                              900       58,613
 *GP Strategies Corporation                  398        2,438
 *Graham Corporation                         200        1,325
 *Hadco Corporation                          597       30,447
 Harman International Industries Inc         891       50,007
 Harris Corporation Inc                    3,900      104,081
 *Harvey Electronics Inc                   3,300        5,156
 *Hauppage Digital Inc                       300        6,038
 *Heartland Technology Inc                   500        1,500
 *HEI Inc                                    300        2,288
 Helix Technology Corporation              1,197       53,641
 *Herley Industries Inc                      236        3,584
 *hi/fn Inc                                  339       13,136
 *HMT Technology Corporation               2,954       11,816
 Hubbell Inc Class B                       3,342       91,070
 Hughes Supply Inc                         1,072       23,115
 *Hutchinson Technology Inc                1,199       25,479
 *Hytek Microsystems Inc                     700        1,181
 *Ibis Technology Corporation                405       20,098
 *IEC Electronics Corporation              2,800        6,650
 *IFR Systems Inc                          1,900       19,119
 *Illinois Superconductor Corporation      1,000        1,969
 *ImageX.com Inc                             700       29,313
 *Imation Corporation                      1,818       61,017
 *IMP Inc                                  2,900        9,244
 Innovex Inc                                 544        5,100
 *Integrated Device Technology Inc         4,281      124,149
 *Integrated Silicon                         868       14,376
 *Interlink Electronics Inc                  900       52,875
 *International Rectifier Corporation      2,405       62,530
 *inTEST Corporation                         300        5,400
 *Intevac Inc                                642        2,247
 *Invision Technologies Inc                  539        2,223
 *Jabil Circuit Inc                        4,439      324,047
 *Jason Inc                                  750        5,438
 *JNI Corporation                          1,000       66,000
 *JPM Company                                360        2,835
 Juno Lighting Inc                            48          498
 *Kemet Corporation                        1,954       88,052
 *Kent Electronics Corporation             1,250       28,438
 Kollmorgen Corporation                      373        4,593
 *Koss Corporation                           400        5,500
 *K-Tel International                        372        2,186
 *Lam Research Corporation                 1,933      215,650
 *Lamson & Sessions Company                  801        3,905
 *Lattice Semiconductor Corporation        2,296      108,199
 *Let's Talk Cellular & Wireless Inc       2,500        6,328
 Linear Technology Corporation             7,626      545,736
 *Littelfuse Inc                             908       22,033
 *Litton Industries Inc                    2,233      111,371
 *Logic Devices Inc                          600        1,875

--------------------------------------------------------------

                                           Shares        Value
--------------------------------------------------------------

 *Lowrance Electronics Inc                  1,700 $      8,553
 LSI Industries Inc                           356        7,699
 *Mackie Designs Inc                          561        2,945
 *Macromedia Inc                            2,389      174,696
 *Maker Communications Inc                    800       34,200
 *Mattson Technology Inc                      653       11,183
 *Maxim Integrated Products Inc            13,500      637,031
 *Maxwell Technologies Inc                    312        3,120
 *Measurements Specialties Inc                300        6,263
 *MedicaLogic Inc                           1,248       32,517
 *MEMC Electronic Materials Inc             3,212       39,347
 *Mercury Computer
 Systems Inc                                  944       33,040
 *Merix Corporation                           500        5,500
 Methode Electronics Inc Class A            1,690       54,291
 *Metrologic Instruments Inc                  241        3,254
 *Micrel Inc                                1,984      112,964
 *Micro Linear Corporation                    810        6,936
 *Microchip Technology Inc                  2,497      170,888
 *Micron Electronics Inc                    4,597       51,142
 *Microsemi Corporation                       617        5,476
 *Microvision Inc                             272        8,228
 *MIPS Technologies Inc Class A               967       50,284
 *MKS Instruments Inc                       1,300       46,963
 *MMC Networks Inc                          1,444       49,638
 *Moog Inc Class A                            369        9,963
 *MRV Communications Inc                    1,482       93,181
 *Nashua Corporation                          283        2,123
 *National-Standard Company                 3,000        9,375
 *Netro Corporation                         2,100      107,100
 *NETsilicon Inc                            1,000       20,063
 *Northeast Digital
 Networks Inc                              17,900          179
 *Novellus System Inc                       1,928      236,240
 *Nu Horizons Electronics Corporation         210        2,783
 *Nucentrix Broadband Networks Inc            300        7,350
 *Nuwave Technologies Inc                     600        1,388
 *Oak Industries Inc                          887       94,133
 *Oak Technology Inc                        1,699       16,034
 *On-Point Technology
 Systems Inc                                  400        1,000
 *OPTi Inc                                    683        3,628
 *ORBIT/FR Inc                                900        2,475
 *Ortel Corporation                           538       64,560
 *OSI Systems Inc                             434        2,387
 *OYO Geospace Corporation                  1,100       11,275
 *O.I. Corporation                            200          788
 *Pacific Aerospace & Electronics Inc         600          750
 *Panavision Inc                              360        1,688
 *Paradyne Networks Inc                     1,500       40,875
 Park Electrochemical Corporation             466       12,378
 *Parlex Corporation                          600       15,788
 *PCD Inc                                     310        2,093
 *PE Corporation-Celera Genomics Group      1,300      193,700
 *Percon Inc                                  100        1,475
 *Pericom Semiconductor Corporation           544       14,314
 *Photon Dynamics Inc                         400       15,500
 *Photronics Inc                            1,092       31,259

December 31, 1999

--------------------------------------------------------------
MIP Extended Index Portfolio               Shares        Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------

 *Pinnacle Holdings Inc                     2,000 $     84,750
 *Pinnacle Systems Inc                      1,134       46,140
 Pioneer-Standard Electronics Inc             971       14,019
 *Pixar Inc                                 2,288       80,938
 *Plexus Corporation                          780       34,320
 *PLX Technology Inc                        1,200       22,725
 *Policy Management System Corporation      1,613       41,232
 *Powell Industries Inc                       391        2,688
 *Power Integrations Inc                    1,312       62,894
 *Power-One Inc                               930       42,606
 *Printtrak International Inc                 508        4,953
 *QLogic Corporation                        1,770      282,979
 *QMS Inc                                     194          570
 *QualMark Corporation                      2,100        6,300
 *QuickLogic Corporation                      600        9,900
 Quixote Corporation                          292        4,453
 *Rambus Inc                                1,133       76,407
 *Ramtron International Corporation           840        5,618
 *Rayovac Corporation                       1,229       23,197
 *Read-Rite Corporation                     2,179       10,350
 *Recoton Corporation                         531        4,779
 *Remec Inc                                 1,134       28,917
 *Reptron Electronics Inc                   2,200       19,250
 *Research Frontiers Inc                      404        5,984
 *Research Inc                              3,200       16,000
 *RF Micro Devices Inc                      3,876      265,264
 *RF Monolithics Inc                          257        1,542
 Richardson Electronics                       481        3,608
 *Robinson Nugent Inc                       2,200       28,600
 *Rogers Corporation                          281       10,748
 *Rudolph Technologies Inc                    717       24,020
 *Saf T Lok Inc                               800          875
 *Sage Inc                                    500        9,688
 *Sanmina Corporation                       2,898      289,438
 *SBS Technologies Inc                        315       11,498
 *SCI Systems Inc                           3,687      303,025
 Scientific Technologies Inc                  430        2,338
 *SDL Inc                                   1,762      384,116
 *Semtech Corporation                       1,418       73,913
 *Sensar Corporation                          800       47,600
 *Sensormatic Electronics Corporation       3,751       65,408
 *Sensory Science Corporation                 700        1,225
 *Sheldahl Inc                                484        2,087
 *Sigmatron International Inc                 200        1,300
 *Signal Technology Corporation             2,400       17,400
 *Silicon Image Inc                         1,200       84,075
 *Silicon Storage Technology                1,329       54,821
 *Silicon Valley Group Inc                  1,468       26,057
 *Siliconix Inc                               567       74,561
 *SIPEX Corporation                           860       21,124
 SL Industries Inc                            253        2,941
 *SLI Inc                                   1,699       23,043
 *Somera Communications Inc                 2,300       28,606
 *Spacehab Inc                                412        2,215
 *Sparton Corporation                         350        1,859
 *Spectra-Physics Lasers Inc                  796       22,288
 *Spectrum Control Inc                        490        5,206
 *Spire Corporation                         2,000       11,500
 *SRS Labs Inc                                521        3,061

-----------------------------------------------------------------------

                                                    Shares        Value
-----------------------------------------------------------------------

 *Star Struck Ltd                                    2,800 $     12,250
 *Stoneridge Inc                                     1,002       15,468
 *Superconductor Technologies Inc                    2,500       12,188
 *Supertex Inc                                         542       10,942
 *Surge Components Inc                               1,900        6,947
 Symbol Technologies Inc                             4,454      283,107
 TB Woods Corporation                                  261        2,219
 *Tech Sym Corporation                                 223        4,599
 Technitrol Inc                                        723       32,174
 Tech/Ops Sevcon Inc                                   139        1,390
 *Telcom Semiconductor Inc                             847       17,787
 *The Carbide/Graphite Group                           373        2,425
 *The DII Group Inc                                  1,789      126,963
 The Eastern Company                                   160        2,500
 *The Genlyte Group Inc                                802       17,143
 *The Panda Project Inc                              8,100          344
 *Thermo Ecotek Corporation                          1,607        8,537
 *Thermo Instrument Systems inc                      5,934       66,016
 *Thermo Vision Corporation                            500        3,469
 Thomas Industries Inc                                 710       14,511
 *Three-Five Systems Inc                               497       20,377
 *Trans-Industries Inc                               1,300        7,150
 *Transmation Inc                                      400          963
 *TranSwitch Corporation                             1,222       88,671
 *Trident Microsystems Inc                             577        5,914
 *Trimble Navigation Ltd                               915       19,787
 *TriQuint Semiconductor Inc                           873       97,121
 *Triumph Group Inc                                    515       12,457
 *UCAR International Inc                             2,112       37,620
 *Ultralife Batteries Inc                              469        2,873
 *Unique Mobility Inc                                  714        2,945
 *Universal Display Corporation                        300        5,025
 *Universal Electric                                   289       13,294
 *uniView Technologies Corporation                   2,400       11,250
 *U.S. Wireless Corporation                            600        9,075
 *V3 Semiconductor Inc                                 400        5,200
 *Valence Technology Inc                             1,046       19,874
 *Varian Inc                                         1,330       29,925
 *Varian Semiconductor Equipment Associates Inc      1,430       48,620
 *Vicor Corporation                                  1,975       79,988
 *Viisage Technology Inc                               900        7,256
 *Virata Corporation                                 1,000       29,875
 *Vishay Intertechnology Inc                         4,183      132,287
 *Vitesse Semiconductor Corporation                  7,652      401,252
 Watkins-Johnson Company                               241        9,640
 *WESCO International Inc                            1,800       15,975
 *Williams Controls Inc                              2,200        4,881
 *Wireless Telecom Group Inc                           500        1,594
 Woodhead Industries Inc                               406        4,720
 *WPI Group Inc                                      2,700        6,581
 *Xicor Inc                                            800       10,950
 *Zing Technologies Inc                                200        2,575
 *Zoltek Companies Inc                                 798        6,883
 *Zoran Corporation                                    672       37,464
                                                           ------------
                                                             17,330,065
                                                           ------------
Entertainment & Leisure--1.4%
 *4Kids Entertainment Inc                              500       14,000
 *800 Travel Systems Inc                               500        1,094
 *Acres Gaming Inc                                   3,300        2,991
 *Adams Golf Inc                                       829        1,347

December 31, 1999

-------------------------------------------------------------------
MIP Extended Index Portfolio                    Shares        Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------

 Allen Organ Company Class B                       171 $      6,498
 *Alliance Gaming Corporation                      437        1,188
 *Alpha Hospitality Corporation                    400        2,500
 *AMC Entertainment                              1,050        9,056
 *American Coin Merchandising Inc                  200          550
 *American Wagering Inc                            348        2,132
 *AMF Bowling Inc                                4,403       13,759
 *Anchor Gaming                                    539       23,413
 *Argosy Gaming Company                          1,103       17,165
 *Ascent Entertainment Group                     1,331       16,887
 *Autotote Corporation Class A                   1,200        3,900
 *Avid Technology Inc                            1,096       14,317
 *A.T. Cross Class A                               610        2,745
 *Bally Total Fitness Holdings Corporation       1,035       27,622
 *barnesandnoble.com inc                         1,300       18,444
 *Boca Resorts Inc Class A                       1,561       15,220
 *Boyd Gaming Corporation                        2,480       14,415
 *Brass Eagle Inc                                  200        1,000
 *Brilliant Digital Entertainment Inc              500        1,969
 Callaway Golf Company                           3,860       68,274
 *Carmike Cinemas Inc Class A                      419        3,273
 *Championship Auto Racing                         678       15,594
 *Cheap Tickets Inc                              1,000       13,688
 Churchill Downs Inc                               477       10,762
 *Clark (Dick) Prod Inc                            309        4,596
 *Cleveland Indians Baseball                       600       12,563
 *CNET Inc                                       3,640      206,570
 *Coastcast Corporation                            357        5,935
 *Coleman Company Inc                            2,497       23,253
 CPI Corporation                                   569       12,838
 *Craig Corporation                              1,000        6,875
 *Cybex International Inc                        1,900        4,988
 *Department 56 Inc                                808       18,281
 *Direct Focus Inc                                 400       11,100
 Dover Downs Entertainment                       1,590       29,813
 *DSI Toys Inc                                     505        1,452
 *Egreetings Network Inc                         1,950       19,744
 Ellett Brothers Inc                               200        1,375
 *EMusic.com Inc                                 1,600       16,400
 *Escalade Inc                                     139        1,807
 *Expedia Inc Class A                            1,400       49,000
 *Family Golf Centers Inc                          952        1,339
 *Fotoball USA Inc                               2,400       15,150
 *Four Media Company                               763       11,350
 *garden.com Inc                                   400        3,475
 Gaylord Entertainment Company Class A           1,767       52,900
 *GetThere.com Inc                               1,587       63,877
 *Golf Entertainment Inc                         1,300        1,259
 *GTECH Holdings Corporation                     1,846       40,612
 *Hollywood Entertainment Corporation            2,193       31,799
 *Hollywood Park Inc                             1,151       25,826
 *Image Entertainment Inc                          599        3,351
 *Imaginon                                       1,346        5,721
 International Game Technology                   5,021      101,989
 International Speedway Corporation Class A      2,738      137,914
 *Jackpot Enterprises Inc                          385        3,200
 *Jakks Pacific Inc                                628       11,736

----------------------------------------------------------------------

                                                   Shares        Value
----------------------------------------------------------------------

 *JCC Holding Company Class A                       1,000 $      2,813
 *Johnson Worldwide Associates                        300        2,128
 K2 Inc                                               611        4,659
 *Kushner Locke Company                               489        2,124
 *Lady Luck Gaming Corporation                      2,000       20,375
 *Lakes Gaming Inc                                    389        3,088
 *Laser-Pacific Media Corporation                     500        5,031
 *Liquid Audio Inc                                    800       21,000
 *Loews Cineplex Entertainment                      2,622       15,404
 *Macrovision Corporation                           1,280       94,720
 *Mandalay Resort Group                             4,656       93,702
 *Martha Stewart Living Omnimedia Inc Class A         700       16,800
 *Metro Goldwyn Mayer Inc (MGM)                     9,740      229,499
 *MGM Grand Inc                                     3,141      158,032
 *MP3.com Inc                                       3,500      110,906
 *Multimedia Games Inc                                200          431
 *Musicmaker.com Inc                                1,100        6,463
 *Navigant International Inc                          579        6,767
 *Paul-Son Gaming Corporation                       1,300        5,850
 *PDS Financial Corporation                           300          506
 *Penn National Gaming Inc                            543        4,887
 *Platinum Entertainment Inc                          600        1,500
 *Play By Play Toys & Novelties Inc                 1,500        2,531
 *Playcore Inc                                      1,200        9,600
 *Players International Inc                         1,178        9,682
 *Premier Parks Inc                                 3,774      108,974
 *Racing Champions Corporation                      1,589        7,051
 *Rawlings Sporting Goods Company                     287        1,722
 *Reading Entertainment Inc                           333        1,915
 *Rentrak Corporation                                 300        2,119
 *Resortquest International Inc                       754        3,157
 *Riddell Sports Inc                                  500        1,719
 *Sabre Group Holdings Inc                          1,002       51,353
 *SFX Entertainment Inc Class A                     3,301      119,455
 *Speedway Motorsports                              2,056       57,183
 *Sport Supply Group Inc                              331        2,276
 *Sports Club Company Inc                             600        2,325
 *Steinway Musical Instruments                        325        6,581
 *TBA Entertainment Corporation                       500        2,656
 *TearDrop Golf Company                               400          550
 *Ticketmaster Online-CitySearch Inc Class B          613       23,562
 Todd Ao Corporation Class A                          300        9,150
 *Topps Company Inc                                 2,611       27,089
 *Toymax International Inc                            474        2,222
 *Trimark Holdings Inc                              1,000        3,594
 *Unapix Entertainment Inc                            400          750
 *United Leisure Corporation                          400        1,300
 *Video Update Inc Class A                          1,200          312
 *Westwood One Inc                                  2,793      212,268
 *WMS Industries Inc                                1,202       15,776
 *World Wrestling Federation Entertainment Inc        400        6,900
 *Youbet.com Inc                                    1,400        6,038
                                                          ------------
                                                             2,768,386
                                                          ------------

December 31, 1999

-------------------------------------------------------------------
MIP Extended Index Portfolio                    Shares        Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------

Environmental Controls--0.2%
 *ATG Inc                                          810 $      3,493
 *Capital Environmental Resource Inc               200        1,188
 *Casella Waste Systems Inc Class A                966       18,233
 *Covol Technologies Inc                           559          402
 *Crown Andersen Inc                               100          750
 *Environmental Elements Corporation               300          694
 *GZA GeoEnvironmental Technologies Inc            600        2,700
 *Harding Lawson Associates Group Inc              300        2,325
 *Hi-Rise Recycling Systems Inc                    900        1,969
 *Layne Christensen Company                        520        3,770
 *Metal Management Inc                           3,900       14,625
 *MFRI Inc                                         300        1,294
 *MPM Technologies Inc                             300        1,950
 *New Horizons Worldwide Inc                       309        3,666
 Ogden Corporation                               2,497       29,808
 *Republic Services Inc Class A                  8,967      128,901
 *Safety-Kleen Corporation                       5,054       57,173
 Sevenson Environmental Services Inc               200        1,900
 *Stericycle Inc                                   700       13,169
 *Strategic Diagnostic Inc                         300        1,969
 *Synagro Technologies Inc                       1,600        7,800
 *Thermatrix Inc                                   300          263
 *TRC Companies Inc                                500        3,844
 Trigen Energy Corporation                         453        7,871
 *U.S. Liquids Inc                                 754        6,315
 *Waste Connections Inc                            943       13,615
 *Waste Industries                                 693        7,840
 *Waste Systems International                      724        3,439
                                                       ------------
                                                            340,966
                                                       ------------
Financial Services--3.2%
 *Acacia Research Corporation                      400       11,975
 Advanta Corporation Class A                     1,193       21,772
 Advest Group Inc                                  398        7,313
 *Affiliated Managers Group                      1,084       43,834
 AG Edwards Inc                                  4,612      147,872
 Allied Capital Corporation                      2,939       53,820
 American Capital Strategies                       707       16,084
 *Americredit                                    3,403       62,956
 *Ameritrade Holding Corporation Class A         7,659      166,105
 *Ampal-American Israel Corporation Class A        883        8,168
 Amplicon Inc                                      436        4,742
 *Amresco Inc                                    2,017        2,837
 *Analytical Surveys Inc                           249        2,848
 Apartment Investment & Management Company       3,231      128,634
 *Arcadia Financial Ltd                          1,444        6,408
 *Atalanta Sosnoff Capital Corporation             500        4,250
 Avalon Capital Inc                                400        7,100
 *A.B. Watley Group Inc                            200        2,150
 *Boron Lepore & Associates                        466        3,029
 Camden Property Trust                           1,993       54,558
 Capitol Federal Financial                       4,100       39,975
 *Caribiner International Inc                    1,073        3,890

----------------------------------------------------------------------

                                                   Shares        Value
----------------------------------------------------------------------

 *Cash Technologies Inc                               100 $      1,431
 *Central Financial Acceptance Corporation            300        2,213
 *Century Business Services                         4,128       34,830
 Charter Municipal Mortgage Acceptance                921       10,822
 CIT Group Inc Class A                             13,446      284,047
 *Collectors Universe Inc                           1,300        8,125
 *CompuCredit Corporation                           1,900       73,150
 Conning Corporation                                  477        3,935
 *Consumer Portfolio Services                         700        1,094
 *ContiFinancial Corporation                        1,724          404
 *Credit Acceptance Corporation                     2,070        7,633
 *Creditrust Corporation                              395        3,037
 *Crescent Operating Inc                            1,800        4,950
 *Crown Group Inc                                     444        2,192
 Dain Rauscher Corporation                            556       25,854
 *Delta Financial Corporation                         688        2,838
 *Digital Insight Corporation                         700       25,463
 Donaldson Lufkin & Jenrette Inc                    6,392      309,213
 *Donna Karan International Inc                       796        5,224
 Doral Financial Corporation                        1,908       23,492
 *DVI Inc                                             519        7,882
 Eaton Vance Corporation                            1,808       68,704
 *Ebay Inc                                          6,403      801,576
 *Electronic Processing Inc                           207        3,105
 *E-LOAN Inc                                        1,900       30,875
 *Enercorp Inc                                        700        1,488
 *Equitex Inc                                         439        3,512
 *eSPEED Inc Class A                                1,800       88,928
 *E*TRADE Group Inc                                11,822      308,850
 *Factual Data Corporation                            900        7,200
 *Federal Agric Management Corporation Class A        400        6,450
 Federated Investors Inc Class B                    4,060       81,454
 *Financial Federal Corporation                       665       15,170
 *Finet Holdings Corporation                        3,100        4,069
 Finova Group Inc                                   2,993      106,252
 First Albany Companies Inc                           330        4,764
 *First Cash Inc                                      400        3,300
 *First Sierra Financial Inc                          924       15,824
 *Firstcity Financial Corporation                     305          839
 *Food Technology Service Inc                         450        2,728
 *Forrester Research Inc                              383       26,379
 Freedom Securities Corporation                       899       10,114
 *Friedman Billings Ramsey Group Inc Class A          555        4,371
 Fulton Financial Corporation                       3,396       61,128
 *Gabelli Asset Management Inc Class A                500        8,125
 *Gallery of History Inc                              400        1,300
 *GlobalNet Financial.com Inc                         500       14,406
 *Greg Manning Auctions Inc                           400        5,500
 *Hallwood Group                                      600        7,313
 Harris & Harris Group Inc                            600        6,900
 Heller Financial Inc                               2,508       50,317
 Hibernia Corporation Class A                       7,696       81,770
 *Hoening Group                                       400        3,700
 *Hpsc Inc                                            200        1,850
 *H.D. Vest Inc                                       300        1,894
 *Imperial Credit Industries Inc                    1,648       10,300

December 31, 1999

-----------------------------------------------------------------------
MIP Extended Index Portfolio                        Shares        Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------

 IndyMac Mortgage Holdings Inc                       3,938 $     50,210
 *Innotrac Corporation                                 331        4,551
 *Insurance Auto Auctions Inc                          517        8,143
 Investment Technology Group Inc                     2,254       64,803
 *Iron Mountain Inc                                  1,710       67,224
 *Iti Technologies Inc                                 306        9,180
 *JB Oxford Holdings Inc                               521        4,005
 Jeffries Group Inc                                  1,040       22,880
 John Nuveen & Company Inc Class A                   1,402       50,560
 *JWGenesis Financial Corporation                      763       22,604
 *Kent Financial Services Inc                        1,000        4,000
 *Kinnard Investments Inc                            1,200        8,925
 *Kirlin Holding Corporation                         2,000       17,250
 *Knight/Trimark Group Inc Class A                   5,590      257,140
 *Labranche & Company Inc                            1,900       24,225
 Legg Mason Inc                                      2,797      101,391
 Liberty Property Trust                              3,233       78,400
 *LINC Capital Inc                                     900        4,275
 *Lo-Jack Corporation                                  668        4,509
 *MACC Private Equities Inc                            520        6,955
 *Marketing Services Group Inc                       1,000       16,750
 *Matrix Bancorp Inc                                   247        2,964
 Medallion Financial Corporation                       516        9,256
 *Memberworks Inc                                      698       23,165
 Metris Companies Inc                                1,822       65,023
 MicroFinancial Inc                                    700        8,181
 Morgan Keegan Inc                                   1,444       24,277
 *Mortgage.com Inc                                   1,800       10,463
 *Mossimo Inc                                          671        5,410
 *M.H. Meyerson & Company Inc                          300        1,575
 *National Discounts Brokers Group Inc               1,126       29,698
 *National Processing Inc                            2,265       20,102
 *NCO Group Inc                                      1,360       40,970
 *Netcentives Inc                                    1,600       99,700
 *Netzee Inc                                         1,000       16,625
 Neuberger Berman Inc                                2,500       62,188
 *New Century Financial Corporation                    533        8,395
 *Newsedge Corporation                               1,632       19,074
 *NextCard Inc                                       2,200       63,525
 *Norstan Inc                                          492        3,137
 *Ocwen Financial Corporation                        3,216       20,102
 *Omega Worldwides Inc                                 548        2,552
 *Online Resources & Communications Corporation        700       11,638
 *onlinetradinginc.com                                 900        9,788
 *Overland Data Inc                                    451        3,383
 *Paulson Capital Corporation                          500        2,641
 *Pegasystems Inc                                    1,383       15,559
 *Pelican Financial Inc                                400        1,500
 Peoples Heritage Financial Group Inc                5,051       76,081
 *Per-Se Technologies Inc                            1,301       10,937
 Phoenix Investment Partners                         2,008       16,315
 *Pioneer Group                                      1,155       18,191

----------------------------------------------------------------

                                             Shares        Value
----------------------------------------------------------------

 Pmc Capital Inc                                500 $      4,063
 *Point West Capital Corporation                245        2,419
 Post Properties Inc                          1,901       72,713
 *Precision Response Corporation                894       21,680
 *Professional Detailing Inc                    478       14,310
 *Ragen Mackenzie Group Inc                     481        8,658
 Raymond James Financial Corporation          2,266       42,346
 Resource America Inc Class A                   806        6,347
 Resource Bancshares Mortgage Group           1,053        4,771
 *Ritchie Brothers Auctioneers Inc              900       24,975
 *Rwd Technologies Inc                          550        5,706
 *S1 Corporation                              1,703      133,047
 Seacoast Financial Services Corporation      1,200       12,225
 *Seattle Filmworks Inc                         726        2,019
 *SGV Bancorp Inc                               200        4,375
 Siebert Financial Corporation                  939       13,850
 *Sitel Corporation                           3,168       22,176
 *Softnet Systems                               718       18,040
 Source Capital Corporation                     500        2,875
 Southwest Securities Group Inc                 524       14,345
 *Startek Inc                                   589       21,351
 Stifel Financial Corporation                   300        2,963
 Student Loan Corporation                     1,094       54,563
 *TD Waterhouse Group Inc                     1,900       31,231
 *Telespectrum Worldwide Inc                  1,447       10,310
 *Teletech Holdings Inc                       2,995      100,941
 *The Banc Stock Group Inc Class A              800        2,400
 The Goldman Sachs Group Inc                  3,538      333,235
 *The WMF Group Ltd                           2,000       11,500
 The Ziegler Companies Inc-WI                   107        1,578
 *Transmedia Network Inc                        574        1,399
 *UniCapital Corporation                      2,301        8,485
 United Asset Management Corporation          2,938       54,537
 Value Line Inc                                 446       16,056
 *Vestcom International Inc                     393        1,376
 Virginia Commonwealth Finan                    329        8,061
 *VSI Holdings Inc--GA                        1,414        6,275
 Wackenhut Corporation                          867       12,951
 Waddell & Reed Financial Inc Class A         2,970       80,561
 *Warrantech Corporation                        694        1,041
 *Waterside Capital Corporation                 500        4,563
 *Web Street Inc                              1,300       16,088
 *WebFinancial Corporation                      300        1,866
 Wfs Financial Inc                            1,048       22,139
 Wilmington Trust Corporation                 1,596       77,007
 *Wind River Systems                          1,991       72,920
 *Wit Capital Group Inc                         500        8,500
 *World Acceptance Corporation                  701        3,374
                                                    ------------
                                                       6,417,210
                                                    ------------
Food Retailers--0.4%
 *7-Eleven Inc                               19,445       34,637
 *Arden Group Inc                               320       11,520
 Delhaize America Inc
 (non-voting shares)                          7,703      156,467
 *Foodarama Supermarkets Inc                    100        1,988
 Hannaford Brothers Company                   2,091      144,932

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 *Homeland Holding Corporation                 3,000 $     10,875
 Ingles Markets                                  660        7,343
 Marsh Supermarkets Inc Class B                  911        9,224
 *Rocky Mountain Chocolate Factory Inc           300        1,575
 Schultz Sav O Stores Inc                        742        9,461
 Seaway Food Town Inc                            645       10,481
 *Starbucks Corporation                        9,272      224,846
 *Synergy Brands Inc                             400        1,188
 *The Grand Union Company                      1,000       10,125
 *United Heritage Corporation                    160          540
 *Village Super Market Inc Class A               700        9,144
 *Vlasic Foods International Inc               2,135       12,143
 *Webvan Group Inc                             1,200       19,800
 Weismarkets Inc                               2,368      103,008
 *Whole Foods Market Inc                       1,279       59,314
 *Wild Oats Markets Inc                          876       19,436
                                                     ------------
                                                          858,047
                                                     ------------
Forest Products & Paper--0.7%
 American Woodmark Corporation                   353        8,560
 Associated Materials Inc                        406        6,648
 Bowater Inc                                   2,515      136,596
 *Buckeye Technologies Inc                     1,702       25,317
 *Building Materials Holdings Corporation        566        5,802
 Caraustar Industries Inc                      1,220       29,280
 Chesapeake Corporation                        1,059       32,300
 Consolidated Papers Inc                       4,546      144,620
 *Crown Vantage Inc                            3,200        6,600
 *Day Runner Inc                                 438        1,711
 *Decora Industries Inc                          328          882
 *Drew Industries Inc                            505        4,545
 Ennis Business Forms                            599        4,642
 *Fibermark Inc                                  286        3,361
 *Gaylord Container Class A                    2,383       16,234
 Georgia Pacific Corporation                   4,007       98,672
 Glatfelter (P H) Company                      2,081       30,305
 Hunt Corporation                                411        3,905
 *Ivex Packaging Corporation                     936        9,360
 *Kevco Inc                                      306          574
 Liberty Homes Inc Class A                       200        1,638
 Longview Fibre Company                        2,812       40,071
 *Mail-Well Inc                                2,284       30,834
 *Palex Inc                                      721        5,047
 *Paragon Trade Brands Inc                       534          123
 Patrick Industries Inc                          216        1,998
 *Playtex Products Inc                         2,999       46,110
 Pope And Talbot                                 497        7,952
 Rayonier Inc                                  1,646       79,522
 Republic Group                                  533        8,062
 Rock-Tenn Company Class A                     1,029       15,178
 *Shorewood Packaging Corporation              1,287       24,373
 *Simpson Manufacturing Company Inc              517       22,619
 *Smurfit-Stone Container Corporation         11,116      272,342
 St Joe Corporation                            4,324      105,127
 TJ International n Inc                          903       37,926

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *TST/Impreso Inc                                 300 $      1,181
 *United Stationers                             1,646       47,014
 Universal Forest Products Inc                    926       13,659
 Wausau-Mosinee Paper Corporation               2,633       30,773
                                                      ------------
                                                         1,361,463
                                                      ------------
Health Care Providers--1.0%
 *Accredo Health Inc                              500       15,375
 *Allscripts Inc                                1,100       48,400
 *Alterra Healthcare Corporation                  982        8,163
 *America Service Group Inc                       300        4,500
 *American Dental Partners Inc                    932        6,524
 *American Healthcorp Inc                         305        1,392
 *American Retirement Corporation                 765        6,072
 *Ameripath Inc                                   873        7,148
 *Amsurg Inc Class A                              451        2,932
 *Apria Healthcare Group                        3,016       54,100
 *ARV Assisted Living Inc                         710        1,065
 *Assisted Living Concepts Inc                    778        1,702
 *Beverly Enterprises Inc                       4,781       20,917
 *Caredata.com Inc                              2,800       18,550
 *Caremark Rx Inc                               9,904       50,139
 *Carematrix Corporation                          796        1,990
 *Castle Dental Centers Inc                       500        1,500
 *Centennial Healthcare Corporation               639        1,917
 *Chronimed, Inc                                  546        4,197
 *Coast Dental Services Inc                       341          831
 *Core Inc Massachusetts                          350        3,347
 *Corvel Corporation                              300        7,050
 *Coventry Health Care Inc                      2,832       19,116
 *Cryolife Inc                                    467        5,487
 *Curative Health Services Inc                    470        3,643
 *Daxor Corporation                               213        3,089
 *Dianon Systems Inc                              303        4,166
 *drkoop.com Inc                                1,300       15,438
 *Dynacq International Inc                        500        9,000
 *Emeritus Corporation                          1,243        8,080
 *Enzo Biochem Inc                              1,218       54,886
 *Enzon Inc                                     1,984       86,056
 *Express Scripts Inc Class A                   1,904      121,856
 *First Health Group Corporation                3,121       83,877
 *Foundation Health Systems                     6,067       60,291
 *Genesis Health Ventures Inc                   1,575        3,248
 *Health Management Associates Inc Class A     12,637      169,020
 *Health Systems Design Corporation               300        1,575
 *Healthcentral.com                             3,238       23,678
 *Healtheon Corporation                         3,781      141,788
 Hooper Holmes Inc                              1,359       34,994
 *Human Genome Sciences Inc                     1,203      183,608
 *Immunomedics Inc                              1,393       17,064
 *Impath Inc                                      412       10,480
 *IntegraMed America Inc                          400        1,350
 *Integrated Health Services Inc                2,363          295
 *InterDent Inc                                   800        6,450
 *Laser Vision Centers Inc                      1,192       12,591
 *Lifemark Corporation                            300          975
 *LifePoint Hospitals Inc                       1,500       17,719
 *Lincare Holdings Inc                          3,204      111,139
 *Magellan Health Services Inc                  1,414        8,926
 *Mariner Post-Acute Network                    1,858          130

December 31, 1999

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------

 *Matria Healthcare Inc                      1,342 $      5,536
 *Maxicare Health Plans Inc                    661        1,900
 *Mid Atlantic Medical Services Inc          2,320       19,285
 *National Dentex Corporation                  656       10,988
 *Novacare Inc                               1,300          244
 *Orthodontic Centers of America             2,338       27,910
 *Oxford Health Plans Inc                    4,096       51,968
 *PacifiCare Health Systems Inc Class A      2,336      123,808
 *Pediatrix Medical Group Inc                  683        4,781
 *Pentegra Dental Group Inc                    400          475
 *PMR Corporation                              312        1,014
 *Prime Medical Service Inc                    659        6,013
 *ProVantage Health Services Inc             1,000        8,000
 *Province Healthcare Company                  779       14,801
 Psychemedics Corporation                    2,416       12,080
 *Ramsay Youth Services Inc                    400          588
 *Raytel Medical Corporation                 2,500        7,656
 *Rehabcare Corporation                        339        7,161
 *Renal Care Group Inc                       2,213       51,729
 *Renex Corporation                            300        2,794
 *SeraCare Inc                               1,900        6,650
 *Sierra Health Services Inc                 1,213        8,112
 *Sight Resource Corporation                   500        1,031
 *Sonus Corporation                            400        1,200
 *Sunrise Assisted Living Inc                  950       13,063
 *Syncor International Corporation-Del         491       14,300
 *Total Renal Care Holdings Inc              4,621       30,903
 *Transworld Healthcare Inc                    784        1,470
 *Triad Hospitals Inc                        1,600       24,200
 *United Payors & United Prov                  764       12,654
 *Universal Health Services Inc Class B      1,765       63,540
 *Urocor Inc                                   468        1,960
 *U.S. Physical Therapy Inc                  1,200       10,200
 Ventas Inc                                  3,435       14,384
 *Veterinary Centers of America                926       11,922
 *VisionAmerica Inc                            500        1,500
 *Women First Health Care Inc                  500        2,625
                                                   ------------
                                                      2,066,271
                                                   ------------
Heavy Construction--0.1%
 Abrams Industries                             300        1,275
 *Amrep Corporation                            500        2,375
 *Anthony & Sylvan Pools Corporation           221        1,535
 *Crossmann Communities Inc                    514        7,967
 *Del Webb                                     808       20,150
 *Fairfield Communities Inc                  2,054       22,081
 Granite Construction Inc                    1,436       26,476
 *Hovnanian Ent Class A                      1,300        8,369
 *Kentucky Electric Steel Inc                2,800        6,650
 Lennar Corporation                          3,001       48,766
 Mcgrath Rentcorp                              916       16,030
 *Meadow Valley Corporation                    400        1,450
 *Morrison Knudsen Corporation               2,689       21,008
 M/I Schottenstein Homes Inc                   325        5,058
 *Perini Corporation                           200          775
 *Rottlund Company                           1,200        3,150
 Rouse Company                               3,969       84,341

----------------------------------------------------------------

                                             Shares        Value
----------------------------------------------------------------

 *TransCoastal Marine Services Inc            2,300 $      6,613
 *Unifab International Inc                      300        1,706
 *U.S. Home Corporation                         607       15,516
 *Williams Industries Inc                       300        1,050
                                                    ------------
                                                         302,341
                                                    ------------
Heavy Machinery--1.1%
 *Ag-Chem Equipment                             355        3,683
 Agco Corporation                             2,763       37,128
 Alamo Group Inc                                359        3,590
 *Albany International                        1,408       21,818
 Allied Products Corporation                    528        1,881
 *Altair International                          859        3,436
 *American Aircarriers Support                  288        2,232
 *American Standard Companies                 3,645      167,214
 Ampco-Pittsburgh Corporation                   353        3,574
 Applied Industrial Technology Inc              969       16,110
 Applied Power Inc Class A                    1,928       70,854
 *Applied Science & Technology                  516       17,149
 *Arguss Holdings                               471        6,123
 *Astec Industries                              843       15,859
 *Asyst Technologies Inc                        718       47,074
 *Aviall Inc                                  1,070        8,761
 *Aviation Sales Company                        658       10,857
 *Avteam Inc Class A                            677        3,639
 *A.S.V. Inc                                    455        6,199
 *Baldwin Technology Company Inc Class A        676        1,437
 BHA Group Inc                                  319        2,512
 *Bolt Technology Corporation                   800        3,050
 *Brooks Automation Inc                         505       16,444
 Cascade Corporation                            427        3,923
 *CFM Technologies Inc                          452        4,379
 *CH Heist Corporation                          800        4,600
 Charter Industries                           1,077        4,308
 CMI Corporation Class A                        894        6,314
 Columbus Mckinnon Corporation                  616        6,237
 *Ctb International Corporation                 454        2,639
 *CVC Inc                                       600        5,775
 Detroit Diesel Corporation                   1,105       21,202
 Donaldson Company Inc                        2,264       54,478
 *Dril-Quip                                     836       25,394
 Dt Industries Inc                              468        3,686
 *Dycomind                                    1,394       61,423
 *Electroglas Inc                               827       20,985
 Engineered Support Systems                     317        3,804
 *Farr Company                                  395        3,851
 Fedders Corporation                          1,424        7,832
 Federal Mogul Corporation                    3,511       70,659
 *Flow International Corporation                551        6,268
 Flowserve Corporation                        1,818       30,906
 *Gardner Denver Inc                            693       11,564
 *Gasonics International Corporation            622       12,285
 *Gehl Corporation                              300        5,400
 *Glacier Water Services Inc                    135        2,185
 Gleason Corporation                            478       11,114
 Gorman Rupp Company                            315        5,513
 Graco Inc                                      998       35,803
 Hardinge Inc                                   362        4,729
 Harnischfeger Industries Inc                   800          325

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 *Hirsch International Corporation Class A        800 $        900
 *Hurco Companies Inc                             600        2,100
 Idex Corporation                               1,512       45,927
 *Iic Industries Inc                              400        3,950
 *Industrial Distribution Group                   779        2,532
 *Industrial Holdings Inc                         778        1,994
 *Insituform Technologies Class A               1,180       33,335
 *IRI International Corporation                 1,785        7,140
 *ITEQ Inc                                      1,200        1,050
 *JLK Direct Distribution Inc Class A           1,100       11,344
 Kaman Corporation Class A                      1,059       13,635
 Katy Industries Inc                              306        2,658
 *Key Technology Inc                              200        1,800
 *Knight Transportation Inc                       669       11,457
 *Kulicke & Soffa Industries                    1,042       44,350
 *Lancer Corporation-TX                           336        1,554
 Lincoln Electric Holding Inc                   2,254       46,489
 Lindsay Manufacturing Company                    584       10,658
 Lufkin Industries Inc                            241        3,615
 *MagneTek Inc                                  1,412       10,855
 Manitowoc Company Inc                          1,359       46,206
 *Mansur Industries Inc                         1,200        6,150
 *McClain Industries Inc                          400        2,000
 *Mestek Inc                                      328        6,642
 Met-Pro Corporation                              306        3,060
 *Metromedia International Group Inc            4,998       23,740
 *Mitcham Industries Inc                        2,200        7,563
 *Newcor Inc                                    2,500        6,563
 NN Ball & Roller Inc                             662        4,800
 Nordson Corporation                              831       40,096
 *P & F Industries Inc Class A                    200        1,288
 *Park-Ohio Holdings Corporation                  411        4,059
 *Paxar Corporation                             2,143       18,082
 *Pentacon Inc                                    745        2,328
 Pentair Inc                                    2,518       96,943
 *Plasma-Therm Inc                                700        8,575
 *Plm International Inc                         1,800       10,575
 *Presstek Inc                                  1,490       20,674
 Quipp Inc                                        100        1,500
 *Riviera Tool Company                            315        1,221
 Robbins & Myers Inc                              506       11,448
 *Sames Corporation                               132        2,013
 Sauer Inc                                      1,210       10,966
 *Schmitt Industries Inc                        3,300        7,631
 *Scott Technologies Inc                          799       15,081
 *Semitool Inc                                    608        9,120
 SI Handling Systems Inc                          100          953
 *Specialty Equipment Company                     822       19,677
 *SpeedFam-IPEC Inc                             1,388       17,957
 *Speizman Industries Inc                       1,900        9,025
 *SPS Technologies Inc                            566       18,077
 *SPX Corporation                               1,568      126,714
 Tecumseh Products Company Class A              1,039       49,028
 *Tegal Corporation                             3,000       26,531
 Teleflex Inc                                   1,973       61,780
 Tennant Company                                  415       13,591
 *Terex Corporation                             1,230       34,133

------------------------------------------------------------

                                         Shares        Value
------------------------------------------------------------

 *The Middleby Corporation                  200 $      1,125
 *Thermadyne Holdings Corporation           144        2,808
 *Thermo Fibertek Inc                     2,750       19,594
 *Thermo Sentron Inc                        447        6,482
 *Tokheim Corporation                       566        2,052
 Toro Company                               575       21,455
 *Total Containment Inc                     300          638
 *Tractor Supply Company                    522        8,352
 *Turbochef Inc                             640        5,080
 Twin Disc Inc                              126        1,496
 *Ultratech Stepper Inc                     943       15,206
 United Industial Corporation             1,053        9,740
 *Waterlink Inc                             547        1,368
 Watsco Inc                               1,506       17,413
 *Weatherford International Inc           5,460      218,059
 *White Cap Industries Inc                  393        5,895
 Woodward Governor Company                  416       11,440
 York International Corporation           1,992       54,656
                                                ------------
                                                   2,314,197
                                                ------------
Home Construction, Furnishings & Appliances--
0.6%
 *American Homestar Corporation             880        3,465
 Bassett Furniture Industries Inc           579        9,264
 *Beazer Homes USA Inc                      231        4,447
 *BioShield Technologies Inc                600        7,125
 Bush Industries Class A                    380        6,531
 *C3 Inc-N C                                311        1,885
 Cavalier Homes Inc                         724        2,851
 *Champion Enterprises Inc                2,452       20,995
 *Chromcraft Revington Inc                  402        4,221
 Clayton Homes Inc                        7,405       68,033
 *Congoleum Corporation Class A             900        3,600
 *Dal Tile International Inc              2,596       26,285
 *Diamond Home Services Inc                 400          200
 *Dominion Homes Inc                      1,300        8,125
 Donnelly Corporation                       371        5,194
 DR Horton Inc                            3,288       45,416
 Engle Homes Inc                            411        4,932
 Ethan Allen Interiors Inc                1,949       62,490
 Falcon Products Inc                        334        2,881
 Flexsteel Industries                       252        3,371
 *Fossil Inc                              1,504       34,780
 *Furniture Brands International Inc      2,620       57,640
 *Gentex Corporation                      3,618      100,400
 *Helen of Troy Ltd-New                   1,299        9,418
 HON Industries Inc                       3,062       67,173
 Hussmann International Inc               2,381       35,864
 *Jan Bell Marketing                      1,344        3,864
 *Jore Corporation                        1,000        7,813
 Kimball International Class B            1,920       31,680
 Knape & Vogt Manufacturing Company         213        2,942
 *Ladd Furniture                            288        5,688
 *Lazare Kaplan International               379        3,079
 La-Z-Boy Chair Company                   2,567       43,158
 Lennox International Inc                 2,000       18,375
 Libbey Inc                                 773       22,224
 Lifetime Hoan Corporation                  464        2,436
 MDC Holdings Inc                         1,020       16,001

December 31, 1999

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------

 *Media Arts Group Inc                       2,281 $      7,841
 *Meritage Corporation                         338        3,697
 *Michael Anthony Jewellers Inc              1,200        3,525
 Mikasa Inc                                    669        6,732
 Miller (Herman) Inc                         3,846       88,458
 *Mity Lite Inc                                219        3,408
 *Modtech Holdings Inc                         500        3,000
 Movado Group                                  578       12,608
 National Presto Industries                    271        9,621
 *Newmark Homes Corporation                  1,914       11,484
 *Nobility Homes Inc                           219        1,150
 *NVR LP-WI                                    481       22,968
 Oakwood Homes Corporation                   2,087        6,652
 Oneida Ltd                                    747       16,247
 *Palm Harbor Homes Inc                      1,163       20,934
 Pulaski Furniture Corporation                 126        1,953
 *Rexhall Industries Inc                       315        3,071
 *Robertson-Ceco Corporation                 1,300       12,838
 Rowe Furniture Corporation                    499        4,210
 *Royal Appliance Manufacturing Company        894        4,358
 Ryland Group                                  657       15,152
 *Salton/Maxim Corporation                     583       19,494
 *Schuler Homes Inc                            741        4,817
 *Select Comfort Corporation                   810        3,291
 Skyline Corporation                           341        8,014
 *SMC Corporation                              300        1,163
 *Southern Energy Homes Inc                    565        1,324
 Standard-Pacific Corporation                1,326       14,586
 Standex International Corporation             581       12,165
 *Stanley Furniture Company Inc                264        4,851
 Steelcase Inc                               1,129       13,548
 *Sunbeam Corporation                        4,513       18,898
 *The Presley Companies                        700        3,850
 *Toll Brothers                              1,954       36,393
 *Trex Company Inc                             600       16,050
 Virco Manufacturing                           401        5,213
 Walter Industries Inc                       2,286       24,717
 *Washington Homes Inc                         500        2,500
 *Windmere Corporation                       1,014       17,238
 *Zaring National Corporation                  600        2,775
                                                   ------------
                                                      1,224,640
                                                   ------------
Industrial--Diversified--2.4%
 *AG Services of America Inc                   733       10,949
 *Alyn Corporation                           3,200        6,600
 American Biltrite Inc                         134        1,910
 Aztec Manufacturing Company                   800        9,800
 *Berkshire Hathaway Inc Class A               760    4,263,600
 *Blyth Industries Inc                       2,400       58,950
 Carlisle Companies Inc                      1,550       55,800
 *Hexcel Corporation                         1,724        9,590
 *Identix Inc                                1,133       10,268
 Interlott Technologies Inc                    400        1,700
 *Koala Corporation                            454        6,356
 *Lydall Inc                                   577        3,823
 Mark IV Industries Inc                      2,435       43,069
 *Metrika Systems Corporation                  361        2,166
 *Mikohn Gaming Corporation                    500        2,563

------------------------------------------------------------

                                         Shares        Value
------------------------------------------------------------

 Oil Dri Corporation of America             266 $      3,824
 *Publicard Inc                             690        4,528
 Russ Berrie & Company Inc                  994       26,093
 Scope Industries                           100        4,425
 *Shuffle Master Inc                        400        3,400
 *Symyx Technologies                      1,900       57,000
 *Thermwood Corporation                     200        1,125
 U.S. Industries Inc                      4,410       61,740
 Wesco Financial Corporation                318       77,910
 York Group Inc                           1,499        6,464
 *Zomax Optical Media Inc                   728       32,942
                                                ------------
                                                   4,766,595
                                                ------------
Insurance--2.6%
 20th Century Industries                  4,119       79,548
 *Acceptance Insurance Company Inc          641        3,726
 ACE Limited                              1,056       17,626
 *Advance Paradigm Inc                      918       19,794
 Alfa Corporation                         1,928       31,451
 *Allcity Insurance Company                 500        3,375
 Alleghany Corporation                      427       79,209
 Allmerica Financial Corporation          2,700      150,188
 Ambac Financial Group Inc                3,618      188,814
 American Annuity Group Inc               2,109       37,962
 American Financial Group Inc             3,332       87,882
 *American Med Security Group               611        3,666
 American National Insurance              1,284       81,855
 Amerus Life Holdings Inc                 1,149       26,427
 Amwest Insurance Group Inc                 907        6,576
 Argonaut Group Inc                       1,075       21,366
 Arm Financial Group Inc Class A          1,057           29
 *Atlantic American Corporation           2,700        6,244
 AXA Financial Inc                       22,666      767,811
 Baldwin & Lyons Inc Class B                613       13,563
 *Bancinsurance Corporation               1,050        5,513
 Brown & Brown                              604       23,141
 *Capital Title Group Inc                 1,000        1,750
 Capitol Transamerica Corporation           413        4,156
 *Ceres Group Inc                           423        2,961
 *Citizens Financial
 Corporation-A-KY                           200        2,200
 *Citizens Inc                              843        5,849
 *Clark/Bardes Holdings Inc                 297        4,269
 *CNA Financial Corporation               9,427      367,064
 CNA Surety Corporation                   2,072       26,936
 Commerce Group Inc                       1,712       44,726
 Cotton States Life Insurance               287        2,475
 Crawford and Company                     2,382       32,455
 *Danielson Holding Corporation             700        4,025
 *Delphi Financial Group Inc                949       28,458
 Donegal Group Inc                          365        2,327
 EMC Insurance Group Inc                    423        3,860
 Enhance Financial Service Group Inc      1,672       27,170
 Erie Indemnity Company Class A           3,399      110,043
 Everest Reinsurance Holdings Inc         2,640       58,905
 E.W. Blanch Holdings Inc                   574       35,158
 *Farm Family Holdings Inc                  208        8,788

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 FBL Financial Group Inc Class A                1,405 $     28,100
 Fidelity National Financial Inc                1,387       19,938
 *Financial Industries Corporation                242        2,420
 Financial Security Assurance                   1,610       83,921
 First American Financial Corporation           3,308       41,143
 Foremost Corporation of America                1,218       34,561
 *Fpic Insurance Group Inc                        421        7,025
 Fremont General Corporation                    3,527       26,012
 Frontier Insurance Group Inc                   1,656        5,693
 Gainsco Inc                                      770        4,139
 Gallagher A J & Company                          973       63,002
 Harleysville Group Inc                         1,303       18,568
 Hartford Life Class A                          1,357       59,708
 HCC Insurance Holdings Inc                     2,353       31,030
 *HealthExtras Inc                              1,129       13,548
 *Highlands Insurance Group                       477        4,532
 Hilb Rogal & Hamilton Company                    847       23,928
 Horace Mann Educators Corporation              2,002       39,289
 HSB Group Inc                                  1,614       54,573
 Independence Holding Company                     972       10,935
 *Insurance Management Solutions Group Inc      1,400        3,500
 *InsWeb Corporation                            1,600       40,900
 *Intercontinental Life Corporation             1,200       11,100
 *Interstate National Dealer Services Inc         200        1,200
 Investors Title                                  200        3,450
 Kansas City Life Insurance Company               554       18,698
 Kaye Group Inc                                 1,300       10,888
 LabOne Inc                                     1,258        8,649
 Landamerica Financial Group                      690       12,679
 Leucadia National Corporation                  2,882       66,646
 Liberty Corporation                            1,034       43,622
 Liberty Financial Companies                    2,464       56,518
 *Markel Corporation                              346       53,630
 Meadowbrook Insurance Group                      390        2,559
 *Medical Assurance Inc                         1,046       22,162
 Merchants Group Inc                              472        9,204
 Mercury General Corporation                    2,749       61,165
 Meridian Insurance Group                         822       11,504
 Midland Company                                  340        7,055
 MMI Companies Inc                                849        7,323
 Mobile America Corporation                       500          969
 Mony Group Inc                                 2,213       64,592
 *Motor Club of America                           400        3,300
 National Security Group Inc                      400        4,400
 *National Western Life Insurance Class A         146       10,019
 Nationwide Financial Services Inc Class A      1,064       29,726
 *Navigators Group Inc                            377        3,676
 Nymagic Inc                                      433        5,710
 Ohio Casualty Corporation                      3,078       49,440
 Old Guard Group Inc                              300        3,300

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 Old Republic International Corporation         7,100 $     96,738
 Penn-America Group Inc                           500        3,875
 *Penn Treaty Amer Corporation                    287        4,520
 *Philadelphia Cons Holdings Company              545        7,903
 *Pico Holdings Inc                               500        6,156
 Pma Capital Corporation Class A                  409        8,129
 PMI Group Inc                                  2,335      113,977
 Presidential Life Corporation                  1,420       26,093
 *Professionals Group Inc                         412        9,656
 Protective Life Corporation                    3,182      101,227
 *Provident Amer Corporation                      477       16,784
 PXRE Group Ltd                                   595        7,735
 *Quotesmith.com Inc                              400        4,550
 Radian Group Inc                               1,806       86,237
 Reinsurance Group of America Inc               2,557       70,957
 Reliance Group Holdings Inc                    5,591       37,390
 Reliastar Financial Corporation                4,781      187,355
 *Rightchoice Managed Care Class A                300        3,450
 *Risk Capital Holdingss Inc                      763        9,633
 RLI Corporation                                  464       15,776
 *RTW Inc                                       1,400        8,050
 Scpie Holdings Inc                               556       17,862
 Selective Insurance Group                      1,263       21,708
 *Southern Security Life Insurance                500        2,328
 StanCorp Financial Group Inc                   1,600       40,300
 *Standard Management Corporation                 353        1,677
 State Auto Financial                           1,876       17,119
 Stewart Information Services                     478        6,363
 *Superior National Insurance                     797        6,027
 *Symons International Group                      464          667
 The MIIX Group Inc                             1,100       16,088
 *The Seibels Bruce Group Inc                     300          525
 Transatlantic Holdings Inc                     1,750      136,609
 Travelers Property Casualty Corporation        2,901       99,359
 Trenwick Group Inc                               891       15,091
 *Triad Guaranty Inc                              598       13,605
 *Trigon Healthcare Inc                         1,992       58,764
 *UICI                                          2,368       25,012
 Unico American                                 1,000        7,000
 United Fire & Causualty Company                  451       10,204
 United Wisconsin Services                        611        2,597
 Unitrin Inc                                    3,844      144,631
 *Universal American Financial Corporation      1,400        6,475
 Vesta Insurance Group                            686        2,701
 *Wackenhut Corrections Corporation               977       11,419
 White Mountains Insurance Group Inc              256       30,848
 W.R. Berkley Corporation                       1,185       24,737
 Zenith National Insurance Corporation          1,062       21,904
                                                      ------------
                                                         5,196,801
                                                      ------------

December 31, 1999

--------------------------------------------------------------
MIP Extended Index Portfolio               Shares        Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------

Lodging--0.4%
 *American Skiing Corporation               3,194 $     10,181
 *Ameristar Casinos Inc                       700        2,669
 *Aztar Corporation                         2,668       29,015
 *BridgeStreet Accomodations Inc              300          450
 *Bristol Hotel & Resorts Inc                 655        3,316
 *Cavanaughs Hospitality Corporation          566        4,670
 *Choice Hotels International Inc           2,589       44,337
 *Crestline Capital Corporation               855       17,634
 *Extended Stay America Inc                 4,492       34,252
 Hilton Hotels Corporation                  4,336       41,734
 *Homestead Village Property Inc            1,411        2,998
 Host Marriott Corporation                 11,060       91,245
 Interstate Hotels Corporation                347        1,128
 *International Leisure Hosts                 300        1,500
 *Isle of Capris Casinos Inc                  800       10,550
 *John Q Hammons Hotels Inc                   300        1,163
 *Lodgian Inc                               1,064        5,320
 Marcus Corporation                         1,395       18,745
 *MeriStar Hotels & Resorts Inc               900        3,206
 *Monarch Casino & Resort Inc                 300        1,575
 *Park Place Entertainment Corporation     15,547      194,338
 *Prime Hospitality Corporation             2,338       20,604
 *Riviera Holdings Corporation                200        1,275
 *ShoLodge Inc                              1,700        7,650
 *Silver Leaf Resorts Inc                   1,475       10,509
 Sodexho Marriott Services Inc              2,979       38,727
 Sonesta International Hotels                 800        6,200
 *Station Casinos Inc                       1,879       42,160
 *Suburban Lodges of America                1,869        9,695
 *Sunburst Hospitality Corporation            893        5,023
 *Sunterra Resorts Inc                      1,706       19,619
 *Thousand Trails Inc                         600        3,000
 *Trendwest Resorts Inc                       767       17,258
 *Trump Hotels & Casino Resorts               818        2,761
 *U.S. Franchise Systems Inc                  633        2,849
 *Vail Resorts Inc                          1,310       23,498
 *Wyndham International Inc-Class A        10,824       31,796
                                                  ------------
                                                       762,650
                                                  ------------
Media--Broadcasting & Publishing--4.9%
 *5th Avenue Channel Corporation              700        1,750
 *Acme Communications Inc                     800       26,600
 *Adelphia Communications Class A           3,497      229,491
 *Allegiance Telecom Inc                    3,052      281,547
 *American Tower Corporation                7,271      222,220
 *AMFM Inc                                 10,431      815,837
 Banta Corporation                          1,294       29,196
 Belo (A H) Corporation                     5,894      112,354
 BHC Communications Inc Class A             1,107      177,120
 *Big City Radio                            1,400        6,650
 *Cablevision Systems Corporation           5,409      408,380

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 Central Newspapers Class A                     1,874 $     73,789
 Champion Industries Inc-WV                     1,632        6,834
 *Charter Communications Inc Class A            4,600      100,625
 *Chris-Craft Industries Inc                    1,698      122,468
 *Citadel Communications Corporation            1,550      100,556
 *Classic Communications Inc Class A            1,770       64,716
 Courier Corporation                              300        7,125
 *Cox Communications Inc Class A               28,401    1,462,652
 *Cox Radio Inc Class A                           455       45,386
 *CTN Media Group Inc                             638        6,380
 *Cumulus Media Inc                               927       47,045
 *Daily Journal Corporation-Sc                    119        3,838
 *Emmis Communications                            787       98,092
 *Entercom Communications Corporation           1,600      105,600
 EW Scripps Company                             3,911      175,262
 *Fox Entertainment Group Inc                   8,603      214,537
 *Gibson Greetings Inc                            583        5,229
 *Granite Broadcasting Corporation                468        4,739
 Gray Communications System Class B               771       10,409
 Gray Communications System                       694       12,275
 Harland (John H) Company                       1,387       25,399
 Harte-Hanks Communications Inc                 3,376       73,428
 *Hearst-Argyle Television Inc                  2,673       71,169
 *Hispanic Broadcasting Corporation             2,673      246,501
 Hollinger International Inc                    5,722       74,028
 Houghton Mifflin Company                       1,647       69,483
 *HyperFeed Technologies Inc                      997        4,611
 *IDG Books Worldwide Inc                         526        6,082
 *Individual Investors Group                      379        1,279
 *Infinity Broadasting Corporation             18,173      657,635
 *Information Holdings Inc                        758       22,029
 *Insight Communications Company Inc            2,400       71,100
 *Interep National Radio Sales Inc Class A        840       11,235
 *Jones Intercable Inc                          2,040      141,398
 *Journal Register Company                      2,167       33,453
 Lee Enterprises Inc                            2,293       73,233
 *Liberty Digital Inc Class A                   1,200       89,100
 *Lodgenet Entertainment Corporation              400        9,950
 *Loronix Information Systems Inc                 300        5,925
 Media General Inc Class A                      1,397       72,644
 *National Wireless Holdings                      146        4,271
 Nelson (Thomas) Inc                              544        5,032
 *Network Event Theater Inc                       618       18,386
 *New Frontier Media Inc                          300        1,275
 *On Command Corporation                        1,349       24,957
 *OnHealth Network Company                        938        8,383
 *Paxson Communications Corporation             2,448       29,223
 *Pegasus Communications Corporation              706       69,012
 *Playboy Enterprises Inc Class B               1,098       26,695

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 *Price Communications-WI                       2,564 $     71,311
 *Primedia Inc                                  7,271      119,972
 Pulitzer Inc                                   1,006       40,554
 *Radio One Inc                                   800       73,600
 *Radio Unica Corporation                       1,000       28,875
 *Rare Medium Group Inc                         2,215       75,587
 Readers Digest Association Inc Class A         5,594      163,625
 *Saga Communications Inc                         715       14,479
 *Salem Communications Corporation Class A        700       15,838
 *Scholastic Corporation                          930       57,834
 *Sinclair Broadcast Group Class A              2,199       26,835
 *Spanish Broadcasting System Inc Class A       1,100       44,275
 *TCI Satellite Entertainment Inc               2,800       44,800
 *The Harvey Entertainment Company                200          763
 The Macclatchy Company Class A                 2,199       95,107
 *The Network Connection Inc                    1,700        9,775
 *TheStreet.com Inc                               900       17,269
 *TiVo Inc                                      1,800       60,750
 *TV Guide Inc Class A                          7,688      330,584
 United Television Inc                            520       70,460
 *United Global Communications Inc Class A      3,546      250,436
 *Univision Communications Inc Class A          4,957      506,543
 *USA Networks Inc                              6,749      372,882
 *Valley Media Inc                                300        2,100
 *VDI Media                                       400        5,500
 *Vidikron Technologies Group Inc              14,100        1,763
 Washington Post Company                          450      250,144
 *Wave Technologies International Inc             300        1,013
 Wiley John & Sons Class A                      2,934       49,145
 *Wink Communications Inc                       1,400       84,088
 *Workflow Management Inc                         493       14,112
 *XM Satelite Radio Holdings Inc Class A        1,200       45,750
 *Young Broadcasting Corporation Class A          533       27,183
 *Ziff Davis Inc                                4,874       77,070
                                                      ------------
                                                         9,975,640
                                                      ------------
Medical Supplies--1.3%
 *Abiomed Inc                                     386       14,186
 *Acuson Corporation                            1,327       16,670
 *Adac Laboratories                               896        9,632
 *Advanced Neuromodulation Systems                342        3,206
 *Aksys Ltd                                       658        3,208
 *Alaris Medical Inc                            2,183        4,093
 *Amer Science & Engine Inc                       315        2,284
 *Applied Biometrics Inc                          300          797
 *Aradigm Corporation                           1,348       12,806
 Arrow International Inc                        1,139       33,031
 *Arthocare Corporation                           430       26,230
 *ATS Medical Inc                                 795       11,875
 *Bacou Usa Inc                                   787       11,854
 *Bionx Implants Inc                              399        1,247

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *Bio-Plexus Inc                                  700 $      2,800
 *Biosite Diagnostics Inc                         577        9,232
 Block Drug Company Inc Class A                 1,153       35,732
 *BriteSmile Inc                                  700        5,688
 *Cambridge Heart Inc                             401        1,378
 *Candela Corporation                             300        5,588
 *CardioDynamics International Corporation      1,700        9,350
 *Cerus Corporation                               447       11,846
 *Chromavision Medical Systems                    836       12,749
 *Closure Medical Corporation                     594        7,648
 *CNS Inc                                         783        3,230
 *Coherent Inc                                  1,060       28,355
 *Cohesion Technologies Inc                       586        5,347
 Cole National Corporation                        658        3,290
 *Colorado Medtech Inc                            474        3,792
 *Computer Motion Inc                             359        3,949
 *Conmed Corporation                              777       20,105
 Cooper Companies Inc                             667       20,093
 *Cyber-Care Inc                                1,100       10,038
 *Cygnus Inc                                    2,359       43,052
 *DHB Capital Group                             1,112          801
 Datascope Corporation                            978       39,120
 *Del Global Technologies Corporation             340        2,635
 Dentsply International Inc                     2,948       69,647
 Diagnostic Prods Corporation                     617       15,117
 *Diametrics Medical Inc                          862        7,381
 *Eclipse Surgical Tech Inc                     1,104        8,142
 *Endocardial Solutions Inc                       402        3,518
 *Endocare Inc                                    600        5,063
 *Endosonics Corporation                          643        2,894
 *Environmental Tectonics Corporation             374        5,657
 *Exactech Inc                                    319        3,768
 *Excel Technology Inc                            606       10,870
 *E-Z-Em Inc Class A                              650        5,038
 *Focal Inc                                       592        2,294
 *Fusion Medical Technologies Inc                 300        3,900
 *Gliatech Inc                                    345        5,736
 *Haemonetics Corporation                       1,292       30,766
 *Hanger Orthopedic Group Inc                     913        9,130
 *Heartport                                       929        4,413
 Hillenbrand Industries Inc                     3,595      113,917
 *Hologic Inc                                   1,793       10,310
 *Horizon Medical Products Inc                    598        1,495
 *Icu Med Inc                                     396        6,039
 *I-Flow Corporation                            1,700        6,747
 *Igen International Inc                          685       20,379
 *Imatron Inc                                   3,500        8,750
 *Inamed Corporation                              900       39,488
 *Incara Pharmaceuticals Corporation            2,126        3,189
 *Integra Lifesciences Corporation                700        4,134
 *Intermagnetics General Corporation              555        4,856
 *Interpore International                         627        4,938
 Invacare Corporation                           1,637       32,842
 *Iridex Corporation                              500        4,250
 *Isolyser Company Inc                          2,500        7,422
 *I-Stat Corporation                              562        8,149
 *Kensey Nash Corporation                         333        3,954

December 31, 1999

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value
------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------

 *Lasersight Inc                            588 $      5,880
 *LCA-Vision Inc                          2,200       10,313
 *Lunar Corporation                         384        2,736
 *MedCare Technologies Inc                  400          838
 *Medical Advisory Systems Inc              300        3,900
 *Medstone International Inc                300        1,425
 *Medtox Scientific Inc                     200        1,750
 *Medwave Inc                               341        2,302
 Mentor Corporation                       1,184       30,562
 *Meridian Medical Technologies Inc         200        1,125
 *Merit Medical Systems Inc                 400        2,900
 *Micro Therapeutics Inc                    300        2,306
 Mine Safety Appliances                     321       20,544
 *Minimed Inc                             1,706      124,965
 Minntech Corporation                       301        2,897
 *Misonix Inc                               400        2,100
 *NMT Medical Inc                           475        1,366
 *North American Scientific Inc             298        2,682
 *Novametrix Medical Systems Inc            400        1,975
 *Novoste Corporation                       594        9,801
 *Oakley Inc                              3,362       18,701
 *Ocular Sciences Inc                     1,103       20,819
 *Orthologic Corporation                    933        2,391
 *Osteotech Inc                             597        7,985
 *Palomar Medical Technologies Inc          500          609
 *PharmaNetics Inc                          400        3,700
 *Phycor Inc                              3,407        6,388
 *PLC Systems Inc                           882        1,764
 *Polymedica Industries Inc                 400        9,250
 *Protocol Systems Inc                      372        3,348
 *Quorum Health Group Inc                 3,629       33,795
 *Resmed Inc                                656       27,388
 *Respironics Inc                         1,413       11,260
 *Rochester Medical Corporation             238        1,696
 *Sabratek Corporation                      461           37
 *Safeskin Corporation                    2,741       33,235
 *SciQuest.com Inc                        1,705      135,548
 *Selfcare Inc                            2,500        7,969
 *Sola International                      1,113       15,443
 *Sonosite Inc                              220        6,958
 *Spacelabs Medical Inc                     347        6,441
 *Spectranetics Corporation                 855        3,313
 *Spectrascience Inc                        300        1,200
 *SpectRx Inc                               300        3,581
 *Staar Surgical Company                    596        5,811
 *Sterile Recoveries Inc                    953        6,552
 *Steris Corporation                      3,554       36,651
 Stryker Corporation                      5,014      349,100
 *Summit Technology Inc                   2,438       28,494
 *Sunrise Medical Inc                       818        5,061
 *Sunrise Technologies International      2,143       25,314
 *Sybron Corporation                      5,518      136,226
 *Techne Corporation                      1,096       60,349
 *The Med-Design Corporation                600        8,775
 *Theragenics Corporation                 1,184       10,730
 *Thermo Cardiosystems Inc                1,922       12,613
 *Thoratec Labs Corporation                 851        8,297
 *Trex Medical Corporation                1,258        3,538
 United-Guardian Inc                        400        1,450

---------------------------------------------------------------

                                            Shares        Value
---------------------------------------------------------------

 *Urologix Inc                               2,400 $      9,600
 *U.S. Vision Inc                            2,000        5,125
 *Utah Medical Products Inc                    319        2,153
 *Valentis Inc                               2,176       19,584
 *Varian Medical Systems Inc                 1,530       45,613
 *Ventana Medical Systems                      593       14,751
 *Visx Inc                                   3,320      171,810
 *Waters Corporation                         2,994      158,682
 *Wesley Jessen Visioncare                     760       28,785
 *WRP Corporation                              300          600
 *Young Innovations Inc                        903       13,094
 *ZEVEX International Inc                      300        1,538
 *Zoll Medical Corporation                     277       10,578
                                                   ------------
                                                      2,687,190
                                                   ------------
Medical & Bio-Technology--1.4%
 *Advanced Energy Industries                 1,293       63,680
 *Advanced Tissue Sciences Inc               1,800        4,500
 *Aetrium Inc                                  428        2,822
 *AgriBioTech Inc                            1,675        3,978
 *Albany Molecular Research Inc                500       15,250
 *Alcide Corporation                           100        1,275
 Amcast Indl Corporation                       339        5,551
 Analogic Corporation                          566       18,678
 *AVAX Technologies Inc                      2,000       13,188
 *Avigen Inc                                   500       15,500
 Badger Meter Inc                              112        3,374
 Beckman Coulter Inc                         1,579       80,332
 Bei Technologies Inc                          272        4,148
 *BioMarin Pharmaceutical Inc                1,500       17,625
 *Bio-Rad Laboratories Inc                     758       17,718
 *BioSource International Inc                2,500       19,844
 *Boston Biomedica Inc                       2,900        8,338
 *Brown & Sharpe Mfg                           476        1,012
 *Cerprobe Corporation                         284        2,095
 *Chiron Corporation                         9,193      389,553
 Cohu Inc                                      818       25,358
 *Creative BioMolecules Inc                  2,000        9,875
 *Credence Systems Corporation               1,171      101,292
 *CRYO-CELL International Inc                  400        2,900
 *Cuno Inc                                     696       14,409
 *Cyberonics                                   743       11,842
 *Cyberoptics Corporation                      221        6,078
 *Cymer Inc                                  1,413       64,998
 *DataTRAK International Inc                 1,587        5,753
 *Dynamic Healthcare Technologies Inc          400          650
 *Embrex Inc                                   500        5,375
 *Energy Conversion Devices                    563        5,208
 *Epimmune Inc                               2,000        5,188
 *Epitope Inc                                  501        3,257
 *Esterline Corporation                        775        8,961
 *FARO Technologies Inc                      2,407        7,071
 *FEI Company                                  869       13,470
 *Flanders Corporation                         928        2,320
 *Flir Systems Inc                             540        8,775
 Frequency Electronics Inc                     343        3,559
 *Gene Logic Inc                               700       18,550
 *Genelabs Technologies Inc                  1,300        7,150
 *Genentech Inc                              4,300      578,350
 *Genrad Inc                                 1,397       22,527
 *Genzyme Corporation--General Division      4,309      193,905
 *Genzyme Surgical Products                    646        3,755
 *Idexx Laboratories Inc                     1,929       31,105

December 31, 1999

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------

 *II-VI Inc                                  306 $      6,158
 *Immtech International Inc                  500       14,438
 *Innovasive Devices Inc                   2,500       20,000
 *InSight Health Services Corporation      1,500        7,875
 *Intelligent Medical Imaging Inc          1,900          133
 *Invitrogen Corporation                   1,000       60,000
 *Invivo Corporation                         246        2,983
 *Ionics Inc                                 720       20,250
 *Kopin Corporation                        1,300       54,600
 *K-Tron International Inc                   234        3,159
 *LanVision Systems Inc                      800          825
 *Lecroy Corporation                         279        3,418
 *LifeCell Corporation                       600        3,075
 *LTX Corporation                          1,708       38,217
 *Meade Instruments Corporation              290        8,265
 *Mechanical Technology Inc                  638       14,834
 *Mediware Information Systems Inc           200        1,550
 *Mesa Laboratories Inc                      200          763
 *Molecular Devices Corporation              348       18,096
 Moore Products Company                      117        4,665
 MTS Systems                                 785        6,084
 *Nanogen Inc                                800       17,500
 *Nanometrics Inc                            388        7,809
 *Neogen Corporation                       1,300        6,825
 *NetOptix Corporation                       400       26,700
 Newport Corporation                         335       15,326
 *Nexell Therapeutics Inc                  1,100        1,375
 *Novavax Inc                              2,800       15,750
 *Onix Systems Inc                           529        3,240
 Optical Coating Laboratories                738      218,448
 *Ortec Inernational Inc                     263        1,973
 *Osmonics Inc                               516        4,741
 *Palatin Technologies Inc                 1,800        4,500
 *PPT Vision Inc                             200          725
 *Premeir Research Worldwide Ltd             200        1,963
 *Quality Systems Inc                        200        1,550
 *Quest Diagnostics Inc                    1,636       50,000
 *Ribozyme Pharmaceuticals Inc             1,900       19,950
 *Robotic Vision Systems Inc               1,113       10,295
 *Rofin-Sinar Technologies Inc               524        3,734
 Roper Industries Inc                      1,699       64,243
 *Satcon Technology Corporation              403        3,363
 *Simione Central Holdings Inc               700        1,313
 *Somanetics Corporation                     400          475
 Starrett(LS) Company Class A                192        4,308
 *Techniclone Corporation                    900          478
 *Thermedics Detection Inc                 1,292        8,721
 *Thermedics Inc                           1,857       10,097
 *Thermo Bioanalysis Corporation             885       16,262
 *Thermo Optek Corporation                 2,312       26,299
 *Thermoquest Corporation                  2,386       24,606
 *TriPath Imaging Inc                      1,279        5,276
 Tsi Inc/Minnesota                           417        4,900
 *Veeco Intruments Inc                       759       35,531
 X-Rite Inc                                  781        4,881
 *Zygo Corporation                           411        8,271
                                                 ------------
                                                    2,770,958
                                                 ------------

--------------------------------------------------------------

                                           Shares        Value
--------------------------------------------------------------

Metals--0.8%
 AK Steel Holding Corporation               5,344 $    100,868
 *Alliant Techsystems Inc                     491       30,595
 *American Precision Industries               334        2,881
 Ameron Inc--DE                               148        5,855
 Aptargroup Inc                             1,812       45,527
 *Atchison Casting Corporation                457        4,170
 *Bayou Steel Corporation--Class A            600        2,400
 Belden Inc                                 1,088       22,848
 Birmingham Steel Corporation               1,079        5,732
 Butler Manufacturing Company                 275        6,136
 Carpenter Technology                       1,180       32,376
 Castle AM                                    517        6,075
 Century Aluminum Company                     737       11,055
 *Chase Industries                            406        3,299
 *Chief Consolidated Mining Company           300          806
 *CIRCOR International Inc                    601        6,193
 Cleveland-Cliffs Inc                         641       19,951
 Commercial Intertech Corporation             526        6,707
 Commercial Metals Company                    870       29,526
 Commonwealth Industries                      588        7,644
 Compx International Inc                      326        5,990
 Curtiss Wright Corporation                   456       16,815
 *Dayton Superior Corporation                 357        5,801
 *Driver-Harris Company                     2,900        9,425
 *Dynamic Materials Corporation               200          238
 Edelbrock Corporation                        234        2,808
 *Edison Control Corporation                  100          588
 *Encore Wire Corporation                     601        4,583
 Federal Screw Works                           48        2,016
 *Foster (LB) Class A                         446        2,174
 *General Bearing Corporation                 200        1,175
 General Cable Corporation                  1,647       12,455
 Gibraltar Steel Corporation                  560       13,090
 *Griffon Corporation                       1,385       10,820
 *Gulf Island Fabrication Inc                 520        4,875
 Harsco Corporation                         2,388       75,819
 *Hawk Corporation Class A                    511        2,970
 *Howmet International Inc                  5,374       97,068
 Huntco Inc Class A                         3,300       10,519
 Imco Recycling Inc                         1,013       12,789
 Insteel Industries                           377        3,417
 Intermet Corporation                       1,150       13,369
 International Aluminium Corporation          158        3,713
 *Kaiser Aluminum Corporation               3,541       27,221
 Kaydon Corporation                         1,638       43,919
 *Keystone Consolidated Industries Inc        500        2,969
 *Ladish Company Inc                          512        3,264
 Lindberg Corporation                         262        2,031
 *Lone Star Technologies                    1,006       28,042
 *Material Sciences Corporation               677        6,897
 Matthews International Corporation           587       16,143
 *Maverick Tube Corporation                   769       18,985
 *Maxxam Inc                                  413       17,707
 *Metals USA Inc                            1,707       14,510
 *Met-Coil Systems Corporation                300        1,875
 *Miller Building Systems                     600        2,925
 *Mobile Mini Inc                             491       10,557

December 31, 1999

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------

 *Morton Industrial Group Inc                       200 $        700
 *Mueller Industries                              1,801       65,286
 National Steel Corporation Class B               1,936       14,399
 *NCI Building Systems Inc                          807       14,930
 *Niagara Corporation                               600        2,550
 *Nortek Inc                                        498       13,944
 *Northwest Pipe Company                            337        4,718
 *NS Group Inc                                      834        6,359
 *Olympic Steel Inc                                 394        1,872
 *Optical Cable Corporation                       1,801       36,020
 Oregon Steel Mills Inc                           1,250        9,922
 *OroAmerica Inc                                    284        1,775
 Pitt-Des Moines                                    267        6,575
 Precision Castparts Corporation                  1,289       33,836
 Quanex Corporation                                 591       15,071
 Reliance Steel & Aluminum Company                1,537       36,023
 Roanoke Electrics Steel Corporation                408        6,630
 Rouge Industries Inc Class A                       534        4,205
 *RTI International Metals                          926        6,945
 Ryerson Tull Inc                                 1,142       22,198
 Schnitzer Steel Industries Inc Class A             248        4,712
 *Shaw Group Inc                                    635       16,073
 *Shiloh Industries Inc                             482        5,302
 Sifco Industries                                   231        1,603
 Southern Peru Copper Corporation                   514        7,935
 *Special Metals Corporation                        570        1,817
 *Starmet Corporation                             1,800       11,700
 *Steel Dynamics Inc                              2,441       38,903
 Steel Technologies Inc                             438        6,351
 *Stillwater Mining Company                       1,820       58,013
 Sturm Ruger & Company Inc                        1,592       14,129
 Sun Hydraulics                                     284        1,846
 Superior Telecom Inc                               998       15,407
 Synalloy Corporation                               300        2,250
 Texas Industries Inc                             1,149       48,904
 *Thermo Terratech Inc                            1,000        6,750
 Titanium Metals Corporation                      1,156        5,202
 *Tower Automotive Inc                            2,268       35,012
 *Transportation Technologies Industries Inc        564       10,187
 TransPro Inc                                       400        2,575
 Tredegar Corporation                             1,917       39,658
 Tremont Corporation New                            205        3,075
 United Dominion Industries Ltd                   2,112       42,108
 *Universal Stainless & Alloy Products Inc          300        2,025
 *U.S. Energy Corporation-WY                        200          700
 *Webco Industries Inc                              400        1,400
 *WHX Corporation                                   856        7,704
 *Wolverine Tube Inc                                628        8,871
 *Xceed Inc-DE                                      708       29,382
                                                        ------------
                                                           1,593,758
                                                        ------------
Mining--0.2%
 Arch Coal Inc                                    2,165       24,492
 *Battle Mountain Gold Company                    3,700        7,631

--------------------------------------------------------------

                                           Shares        Value
--------------------------------------------------------------

 Brush Wellman                                704 $     11,836
 CONSOL Energy Inc                          4,000       40,500
 *Couer D'Alene Mines Corporation           3,207       11,024
 *Echo Bay Mines Ltd                          907        1,077
 *Hecla Mining                              2,032        3,175
 LTV Corporation                            4,766       19,660
 *Meridian Gold Inc                         4,594       31,297
 Penn Virginia Corporation                    330        5,528
 *Royal Gold                                2,500        9,063
 *Smith International Inc                   2,453      121,883
 *Sunshine Mining and Refining Company        208          286
 *Varco International Inc                   2,991       30,471
                                                  ------------
                                                       317,923
                                                  ------------
Office Equipment & Supplies--0.3%
 *1-800 Contacts Inc                          387       10,473
 *Actrade International Ltd                   515        7,693
 *Atec Group Inc                            1,299        3,166
 *Ballantyne of Omaha Inc                     526        3,025
 *CHS Electronics Inc                       3,448        3,879
 *Cytyc Corporation                           993       60,635
 *Digi International Inc                    2,013       21,011
 *Fisher Scientific International Inc       2,191       79,150
 *Gunther International Ltd                   800        2,200
 *Imaging Technologies Corporation          3,600        2,250
 *Ingram Micro Inc Class A                  3,364       44,153
 *Insight Enterprises Inc                   1,215       49,359
 *Keravision Inc                              570        3,491
 *Lanier Worldwide Inc                      4,100       15,888
 *Mathews Studio Equip Group                  500        1,563
 *Merisel Inc                               2,900        3,806
 *Miami Computer Supply Corporation           514       19,082
 *Navarre Corporation                       1,397        8,033
 Owens & Minor Holdings Company             1,457       13,022
 *Parkervision Inc                            520       15,990
 *Patterson Dental Company                  1,690       72,036
 *Peerless Systems Corporation                907        7,029
 *Performance Technologies Inc                487        8,462
 *Pomeroy Computer Resources                  525        6,956
 *Precept Business Services Class A           290          897
 *Programmers Paradise                        316        2,410
 *PSS World Medical Inc                     3,348       31,597
 *Savoir Technology Group Inc                 691        4,923
 TAB Products Company                         100          650
 *Thermotrex Corporation                      988        7,781
 Vital Sign Inc                               869       19,878
                                                  ------------
                                                       530,488
                                                  ------------
Oil & Gas--2.8%
 *Able Energy Inc                             400        2,150
 Adams Resources & Energy Inc               1,100        9,350
 AGL Resources Inc                          2,957       50,269
 Apco Argentina Inc                           771       23,516
 Atmos Energy Corporation                   1,553       31,739
 *Atwood Oceanics Inc                         702       27,115
 *Barrett Resources Corporation             1,827       53,782
 *Basin Exploration                           713       12,567
 *Belco Oil & Gas Corporation               1,165        6,408

December 31, 1999

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value
------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------

 *Bellwether Exploration Company            633 $      3,046
 *Benton Oil and Gas Company              2,400        4,650
 Berry Petroleum                            878       13,280
 *BJ Services Company                     3,736      156,212
 *Blue Dolphin Energy                       500        3,063
 BP Prudhoe Bay Royalty Trust             1,189       10,775
 *Brigham Exploration Company             2,800        4,288
 Cabot Oil & Gas Corporation Class A      1,115       17,910
 *Cal Dive International Inc                836       27,693
 *Callon Petroleum Corporation              359        5,318
 Cascade Natural Gas                        407        6,563
 Castle Energy Corporation                  131        3,324
 *Chesapeake Energy Corporation           4,300       10,213
 Chesapeake Utilities Corporation           187        3,436
 *Clayton Williams Energy Inc             1,100       12,994
 *Columbus Energy Corporation             1,600        9,200
 *Comstock Resources Inc                  1,100        3,094
 Connecticut Energy Corporation             378       14,695
 *Contour Energy Company                    180           94
 *Cooper Cameron Corporation              2,881      140,989
 Cross Timbers Oil Company                2,285       20,708
 *Crown Central Pete Class B                450        2,363
 *Crystal Gas Storage Inc                   298       16,874
 CTG Resources                              319       11,085
 *Dawson Geophysical Company                500        4,406
 *Denbury Resources Inc                   1,897        8,181
 Devon Energy Corporation                 4,303      141,461
 Diamond Offshore Drilling Inc            6,676      204,035
 Dynegy Inc                               8,013      194,816
 Eagle Geophysical Inc                    2,755           28
 *Edge Petroleum Corporation              1,800        5,175
 *EEX Corporation                         1,763        5,179
 Energen Corporation                      1,408       25,432
 *Energy Biosystems Corporation             981        4,415
 Energynorth Inc                            122        6,718
 Energysouth Inc                            179        3,714
 Ensco International Inc                  7,256      165,981
 EOG Resources Inc                        7,676      134,810
 Equitable Resources Inc                  1,661       55,436
 *Evans Systems Inc                         458          630
 *Evergreen Resources Inc                   593       11,712
 *EXCO Resources Inc                      1,300        9,425
 *Forest Oil Corporation                  2,546       33,575
 *Frontier Oil Corporation                1,036        6,993
 *FX Energy Inc                             583        3,134
 General Chemical Group Inc                 933        2,158
 *Getty Petroleum Marketing Inc             300          750
 *Giant Industries Inc                      484        4,054
 *Global Industries Ltd                   4,278       36,898
 *Global Marine Inc                       9,256      153,881
 *Greka Energy Corporation                  200        1,850
 *Grey Wolf Inc                           6,565       18,874
 *Hallwood Energy Corporation               637        2,786
 *Hanover Compressor Company              1,576       59,494
 *Harken Energy Corporation               3,456        2,592
 Holly Corporation                          904       12,091

-----------------------------------------------------------

                                        Shares        Value
-----------------------------------------------------------

 *Houston Exploration Company            1,069 $     21,180
 Howell Corporation                      2,100       12,075
 *Hs Resources Inc                         785       13,541
 Hugoton Royalty Trust                   2,000       16,250
 Indiana Energy Inc                      1,445       25,649
 *Input/Output Inc                       2,254       11,411
 *Key Energy Group Inc                   3,818       19,806
 *Key Productions Company Inc              515        3,798
 Kinder Morgan Inc                       5,669      114,443
 Laclede Gas Company                       888       19,203
 *Louis Dreyfus Natural Gas              1,794       32,516
 *Magnum Hunter Resources Inc              800        2,300
 *Mallon Resources Corporation             100          594
 *Marine Drilling Company Inc            2,641       59,257
 *Markwest Hydrocarbon                     379        2,464
 *McMoRan Exploration Company              619       13,076
 MCN Corporation                         4,644      110,295
 Mdu Resources Group Inc                 3,172       63,440
 *Mercury Air Group Inc                    294        2,389
 Midcoast Energy Resources                 262        4,389
 *Miller Exploration Company             3,000        3,281
 Mitchell Energy Class A                 2,597       57,296
 Murphy Oil Corporation                  2,311      132,594
 *Nabors Industries Inc                  6,683      206,755
 National Fuel Gas Company               2,120       98,580
 *National-Oilwell Inc                   2,771       43,470
 New Jersey Resources Corporation          896       35,000
 *Newfield Exploration Company           2,002       53,554
 *Newpark Resources Inc                  3,068       18,792
 Noble Affiliates Inc                    2,849       61,075
 *Noble Drilling Corporation             6,464      211,696
 Northwest Natural Gas Company           1,209       26,522
 *Nuevo Energy Company                   1,327       24,881
 NUI Corporation                           566       14,928
 *Ocean Energy Inc                       8,162       63,256
 *Oceaneering International Inc          1,332       19,897
 *Omni Energy Services Corporation         713          802
 *Parker Drilling                        3,995       12,734
 Patina Oil & Gas Corporation            3,000       25,875
 *Patterson Energy Inc                   2,100       27,300
 *Pennaco Energy Inc                       300        2,400
 Pennzoil-Quaker State Company           3,677       37,459
 *Petroleum Development Corporation      1,000        3,813
 Piedmont Natural Gas Company            1,571       47,523
 *Pioneer Natural Resources Company      4,883       43,642
 Plains All Amer Pipeline LP               897       11,661
 *Plains Resource Inc                      722        9,025
 Pogo Producing Company                  1,795       36,798
 *Pride International Inc                2,554       37,352
 *Prima Energy Corporation                 258        6,208
 Providence Energy Corporation             220        8,168
 *PS Group Holdings Inc                    271        3,049
 Public Service Company of NC            1,205       38,937
 Questar Corporation                     4,290       64,350

December 31, 1999

--------------------------------------------------------------
MIP Extended Index Portfolio               Shares        Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------

 *Quicksilver Resources Inc                   800 $      3,500
 Range Resources Corporation                1,600        5,100
 *Remington Oil & Gas Corporation           1,700        6,588
 RPC Inc                                    1,068        6,141
 *R&B Falcon Corporation                    9,410      124,683
 Santa Fe International Corporation         5,634      145,780
 *Santa Fe Snyder Corporation               9,929       79,432
 *Seacor Smit Inc                             567       29,342
 *Seitel Inc                                1,364        9,207
 Semco Energy Inc                             905       10,690
 *Seven Seas Petroleum Company              1,386        2,426
 South Jersey Industries                      397       11,290
 *Southern Union Company                    2,388       45,671
 Southwest Gas Company                      1,656       38,088
 Southwestern Energy Company                  919        6,031
 *Spinnaker Exploration Company               800       11,300
 St Mary Land & Exploration                   399        9,875
 *Stone Energy Corporation                    774       27,574
 *Superior Energy Services Inc              3,300       22,275
 *Swift Energy Company                        729        8,384
 *Tesoro Petroleum Corporation              1,392       16,095
 *Tetra Technologies Inc                      599        4,343
 *The Meridian Resource Corporation         1,900        5,819
 *Titan Exploration Inc                     1,396        7,591
 *Tom Brown Inc                             1,179       15,769
 *Transmontaigne Inc                        1,363        9,541
 Transocean Sedco Forex Inc                 5,398      181,845
 *Tuboscope Inc                             2,048       32,512
 UGI Corporation                            1,570       32,087
 Ultramar Diamond Shamrock Corporation      4,519      102,525
 *Unit Corporation Common Stock             1,049        8,064
 *UTI Energy Corporation                      866       19,972
 Valero Energy Corporation                  2,598       51,635
 Valley Resources Inc                         222        4,940
 Vastar Resources Inc                       5,056      298,304
 *Veritas DGC Inc                           1,122       15,708
 Vintage Petroleum Inc                      2,858       34,475
 Washington Gas Light Company               2,444       67,210
 Wd 40 Company                                899       19,890
 Western Gas Resources                      1,185       15,627
 Wicor Inc                                  2,070       60,418
 *Wilshire Oil Company of Texas             1,200        4,500
 Yankee Energy System Inc                     590       25,923
                                                  ------------
                                                     5,714,366
                                                  ------------
Pharmaceuticals--2.7%
 *Abgenix Inc                                 708       93,810
 *Advanced Polymer Systems                    937        3,221
 *Akorn Inc                                 2,709       13,206
 *Alexion Pharmaceuticals                   1,216       36,632
 *Algos Pharmaceuticals Corporation           761        8,371
 *Alkermes Inc                              1,346       66,122
 *Alliance Pharmaceutical Corporation       3,200       23,600

---------------------------------------------------------------

                                            Shares        Value
---------------------------------------------------------------

 *Allou Health & Beauty Class A                261 $      1,729
 Alpharma Inc                                1,495       45,971
 *Amerisource Health Corporation             2,392       36,329
 *Amylin Pharmaceuticals Inc                 2,200       18,356
 *Andrx Corporation                          1,650       69,816
 *Anesta Corporation                           559        9,608
 *Anika Therapeutics Inc                       400        2,825
 *Aphton Corporation                           532        8,113
 *Aronex Pharmaceuticals Inc                 1,400        4,375
 *Arqule Inc                                   844        8,651
 *AVI BioPharma Inc                          2,900       15,769
 *Aviron                                       703       11,116
 *Axys Pharmaceuticals Inc                   3,011       12,232
 *Barr Laboratories Inc                      1,001       31,406
 Bergen Brunswig Corporation Class A         6,921       57,531
 Bindley Western Ind Inc                     1,317       19,837
 *Biocryst Pharmaceuticals Inc                 665       19,618
 *Biogen Inc                                 7,586      641,017
 *Biomatrix Inc                              1,016       19,558
 *Biopure Corporation                          700       11,638
 *Biotime Inc                                  470        4,171
 *Bone Care International Inc                1,173       14,809
 *Boston Life Sciences Inc                     593        2,150
 *Cell Genesys Inc                           1,059       13,568
 *Cell Pathways Inc                            994        9,195
 *Cell Therapeutics Inc                        690        4,830
 *Cellegy Pharmaceuticals Inc                2,300        7,763
 *Chirex Inc                                   637        9,316
 *CIMA Labs Inc                              2,100       27,431
 *Collagenex Pharmaceuticals                 1,116       27,900
 *Columbia Laboratories Inc                  1,157        8,678
 *Connetics Corporation                        837        8,789
 *Corixa Corporation                           577        9,809
 *Coulter Pharmaceutical Inc                   733       16,630
 *Covance Inc                                3,005       32,492
 *Crescendo Pharmaceuticals Corporation        200        3,638
 Cypress Bioscience Inc                      1,765        3,199
 *Cytoclonal Pharmaceuticals                   456        3,420
 *Diacrin Inc                                  640        4,160
 *Digene Corporation                           628       10,951
 *Dura Pharmaceuticals Inc                   2,074       28,906
 *Duramed Pharmaceuticals                      862        6,142
 *D&K Healthcare Resources                     438        6,406
 *Epix Medical Inc                           1,921       19,210
 *Forest Labs Inc Class A                    4,249      261,048
 *Geltex Pharaceuticals Inc                    748        9,584
 *Genta Inc                                    300        1,931
 *Genzyme Transgenics Corporation              676        8,535
 *Geron Corporation                            494        6,237
 *Gilead Sciences Inc                        2,049      110,902
 *Guest Supply Inc                             282        4,230
 *Guilford Pharmaceuticals Inc                 820       13,940
 *Hemispherx Biopharma Inc                   1,110       11,031
 *Henry Schein Inc                           2,080       27,690
 Herbalife International Class A             1,068       15,353
 *Heska Corporation                          1,278        2,876
 *Hi-Tech Pharmacal Company                  2,400       10,950
 *Hollis-Eden Pharmaceuticals                  383        3,974
 *Hyseq Inc                                  2,678       45,526
 ICN Pharmaceuticals Inc                     3,723       94,238
 *Idec Pharmaceuticals Corporation           2,188      214,971

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 *Ilex Oncology Inc                            1,266 $     30,542
 *Imclone Systems Inc                          1,301       51,552
 *Immucor Inc                                    333        4,391
 *Immune Response Corporation                    865        3,757
 *Immunex Corporation                          8,256      904,032
 *Inhale Therapeutic Systems                     702       29,879
 *International Isotopes Inc                     392        2,156
 *Interneuron Pharmaceuticals Corporation      1,742        9,962
 *IVAX Corporation                             5,236      134,827
 Jones Pharma Inc                              2,129       92,478
 *King Pharmaceuticals Inc                     2,354      131,971
 *Kos Pharmaceuticals                          1,853       10,423
 *Kv Pharmaceutical Company Class A              728       15,971
 *La Jolla Pharmaceutical Company                898        2,273
 *Lifecore Biomedical Inc                      1,356       28,646
 *Ligand Pharmaceuticals Class B                 982       12,643
 *Liposome Company Inc                         1,710       20,867
 *Lynx Therapeutics Inc                          410       13,274
 *Magainin Pharmaceuticals                       822        1,490
 *Mannatech Inc                                  900        4,669
 *Martek Biosciences                             548        6,576
 *Matrix Pharmaceutical Inc                      900        4,275
 *Medarex Inc                                  1,364       50,809
 *Medco Research Inc                             384       11,544
 *Medical Manager Corporation                  1,750      147,438
 *Medicis Pharmaceutical Class A               1,443       61,418
 Meridian Diagnostics Inc                      1,530       11,093
 *Mgi Pharma Inc                                 633        7,556
 *Microcide Pharmaceuticals Inc                2,892       25,667
 *Miravant Medical Technologies                  791        7,366
 Mylan Laboratories                            6,754      170,116
 *NABI                                         3,300       15,263
 *Nastech Pharmaceutical Company Inc           3,000       10,125
 *Natrol Inc                                     590        4,130
 Natures Sunshine Products Inc                   669        5,352
 *Nbty Inc                                     3,030       35,034
 *Ncs Healthcare Inc Class A                     902        2,170
 *Neose Technologies Inc                       1,153       16,574
 *NeoTherapeutics Inc                            200        2,650
 *Neurocrine Biosciences Inc                     771       19,082
 *North American Vaccine Inc                   1,187        5,342
 *Northfield Laboratories Inc                    520        5,753
 *Noven Pharmaceuticals Inc                      788       14,283
 *NPS Pharmaceuticals Inc                        551        6,750
 *Nu Skin Asia Pacific Inc Class A             1,809       16,394
 *Nutraceutical International Corporation        722        2,527
 *Omni Nutraceuticals Inc                      1,023        1,151
 Omnicare Inc                                  4,605       55,260
 *Onyx Pharmaceuticals Inc                       510        5,100
 *Orphan Medical Inc                             284        1,473
 *OSI Pharmaceuticals Inc                        998        7,922
 *Oxigene Inc                                    376        5,875
 *Parexel International Corporation            1,109       13,100
 *Pathogenesis Corporation                       729       15,628
 *Penwest Pharmaceuticals Company                407        6,207
 *Perrigo Company                              3,276       26,208

----------------------------------------------------------------------

                                                   Shares        Value
----------------------------------------------------------------------

 *Pharmaceutical Resources Inc                      1,181 $      5,831
 *Pharmacyclics Inc                                   656       27,060
 *Pharmaprint Inc                                   1,803        2,310
 *PlanetRx.com Inc                                  2,500       36,250
 *Priority Healthcare Corporation Class B             938       27,143
 *Progenics Pharmeceuticals                           410       20,039
 *Protein Design Labs Inc                           1,030       72,100
 *Pure World Inc                                    2,000        6,250
 *Rexall Sundown Inc                                3,068       31,639
 *Sangstat Medical Corporation                        721       21,450
 *Schein Pharmaceutical Inc                         1,450       17,581
 Schweitzer-Mauduit International Inc                 702        9,433
 *Scios Inc                                         1,716        7,186
 *Sepracor Inc                                      1,673      165,941
 *Serologicals Corporation                          1,087        6,522
 *Shire Pharmaceuticals
 Group PLC                                          1,570       45,735
 *SICOR Inc                                         3,963       30,713
 *Sonus Pharmaceuticals Inc                         2,186        5,465
 *Supergen Inc                                        951       27,936
 *Synaptic Pharmaceutical Corporation                 394        2,660
 *Texas Biotech Corporation                         1,257        9,977
 *Thermolase Corporation                            1,450        2,900
 *Titan Pharmaceuticals Inc                           587       11,153
 *Triangle Pharmaceuticals Inc                      1,676       21,474
 *Tristar Corporation                                 618        3,631
 *Tularik Inc                                       2,036       65,928
 *Twinlab Corporation                               1,306       10,366
 *United Therapeutics Inc                             700       32,200
 *VaxGen Inc                                          300        5,550
 *Vical Inc                                           583       17,454
 *Vion Pharmaceuticals Inc                            623        3,816
 *Viropharma Inc                                      623       23,051
 *VIVUS Inc                                         2,800        8,838
 *V.I. Technologies Inc                             1,752       12,045
 *Xoma Ltd                                          1,934        5,802
 *Zila Inc                                          3,802       11,168
 *Zonagen Inc                                         501        2,192
                                                          ------------
                                                             5,542,839
                                                          ------------
Real Estate--3.2%
 Acadia Realty Trust                                1,437        6,646
 Aegis Realty Inc                                     460        4,054
 Agree Realty Corporation                             294        4,190
 Alexandria Real Estate Equit                         662       21,060
 AMB Property Corporation                           4,242       84,575
 Ameresco Capital Trust                               369        3,137
 American Community Property Trust                    600        1,913
 American Indust Props REIT                         1,092       13,514
 American Mortgage Acceptance Corporation REIT        300        2,700
 American Residential Investment Trust Inc            560        3,850
 Amerivest Properties Inc                             700        3,128
 Amli Residential Properties Trust REIT               844       17,038
 Annaly Mortgage Management Inc                       766        6,703
 Anthracite Capital Inc                             1,137        7,248
 Apex Mortgage Capital Inc                            357        3,637
 Archstone Communities Trust                        6,711      137,576
 Arden Realty Group Inc                             3,192       64,040

December 31, 1999

-------------------------------------------------------------------
MIP Extended Index Portfolio                    Shares        Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------

 Arizona Land Income Corporation Class A           500 $      2,250
 Asset Investor Corporation                        324        3,605
 Associated Estates Realty Corporation           1,233        9,633
 Atlantic Realty Trust Inc                         400        3,100
 Avalonbay Communities Inc                       3,156      108,290
 *Avatar Holdings                                  338        6,126
 Banyan Strategic Realty Trust                     797        4,782
 Bedford Property Investors                      1,013       17,284
 *BF Enterprises Inc                               200        1,400
 *Bluegreen Corporation                            880        4,400
 Boddie-Noell Properties Inc                       366        3,065
 Boston Properties Inc REIT                      3,342      104,020
 Boykin Lodging Company                            928       10,150
 Bradley Real Estate Inc                         1,266       22,076
 Brandywine Realty Trust                         2,200       36,025
 BRE Properties Inc                              2,177       49,391
 *BRT Realty Trust                                 500        4,000
 Burnham Pacific Properties Inc                  1,629       15,272
 CV REIT Inc                                       493        4,437
 Cabot Industrial Trust                          2,031       37,320
 *California Coastal Communities Inc               535        3,611
 Capital Alliance Income
 Trust Ltd                                         800        1,950
 Capital Automotive REIT                         1,100       13,406
 *Capital Trust Class A                          1,071        5,355
 Capstead Mortgage Corporation REIT              2,953       12,366
 Captec Net Lease Rlt                              550        4,125
 Carey Diversified LLC                           1,332       22,478
 CarrAmerica Realty Corporation REIT             3,310       69,924
 *Castle & Cooke Inc                               627        7,955
 *Catellus Development Corporation               5,476       70,161
 *Cb Richard Ellis Services                        942       11,657
 Cbl & Associates Properties                     1,282       26,441
 Cedar Income Fund Ltd                             600        3,450
 Center Trust Inc REIT                           1,351       13,088
 Centerpoint Properties Corporation              1,038       37,238
 Chastain Capital Corporation                      200           88
 Chateau Communities Inc                         1,447       37,532
 Chelsea Gca Realty Inc                            795       23,651
 Cherokee Inc                                      389        3,234
 Chicago Title Corporation                       1,078       49,858
 *Citadel Holding Corporation                    1,500        5,156
 Colonial Properties Trust                       1,165       27,013
 Commercial Assets Inc REIT                        663        2,901
 Commercial Net Lease Realty                     1,613       16,029
 Consolidated Tomoka Land Company--FL              235        2,996
 Cornerstone Properties Inc REIT                 6,347       92,825
 Cornerstone Realty Income Trust                 1,949       19,003
 Corporate Office Properties                     1,007        7,678
 Correctional Properties Trust                     462        5,660
 *CoStar Group Inc                                 523       18,763
 Cousins Properties Inc                          1,618       54,911
 Crescent Real Estate Equities Company REIT      6,213      114,164

-----------------------------------------------------------------

                                              Shares        Value
-----------------------------------------------------------------

 *Criimi Mae Inc                               1,840 $      2,645
 Cross Timbers Royalty Trust                     368        3,634
 Crown American Realty                         1,466        8,063
 *DBT Online Inc                                 826       20,134
 Developers Divers Realty Corporation          2,963       38,149
 Duke-Weeks Realty Corporation                 6,058      118,131
 *Dynex Capital Inc--REIT                      2,049       13,190
 Eastgroup Properties Inc                        829       15,337
 *Echelon International Corporation              246        5,658
 Eldertrust                                      527        3,228
 Entertainment Properties                        811       10,695
 Equity Inns Inc                               1,929       13,021
 Equity Office Properties Trust REIT          12,330      303,626
 Equity One Inc                                  677        7,066
 Equity Residential Properties Trust REIT      6,120      261,248
 Essex Property Trust Inc REIT                   944       32,096
 Federal Realty Investment Trust REIT          1,991       37,456
 FelCor Lodging Trust Inc                      3,337       58,398
 First Industrial Realty Trust                 1,897       52,049
 First Union Real Estate                       2,258       10,726
 First Washington Realty Trust                   515        9,624
 Forest City Enterprises Class A               1,541       43,148
 Franchise Finance Corporation of America      2,792       66,834
 Franklin Select Realty Trust                    748        5,143
 G & L Realty Corporation                        281        2,476
 Gables Residential Trust                      1,271       30,504
 General Growth Properties Inc                 2,606       72,968
 Getty Realty Corporation                        500        5,594
 Glenborough Realty Trust Inc                  1,619       21,654
 Glimcher Realty Trust                         1,260       16,223
 Golf Trust of America                           481        8,147
 Great Lakes REIT Inc                            819       11,773
 Grove Propert Trust                             503        6,665
 *Grubb And Ellis Company                      2,027        9,502
 Hanover Capital Mortgage Holdings Inc           600        2,100
 Health Care Property Investors Inc REIT       2,557       61,048
 Health Care Reit Inc                          1,454       21,992
 Healthcare Realty Trust                       1,986       31,031
 Hersha Hospitality Trust                        500        2,500
 Highwoods Properties Inc REIT                 3,059       71,122
 *HMG/Courtland Properties Inc                   700        3,325
 Home Properties of NY Inc                     1,054       28,919
 *Homeseekers.com Inc                            300        3,938
 *HomeStore.com Inc                            3,400      252,450
 *Horizon Group Properties Inc                   900        3,038
 Hospitalities Properties Trust                2,735       52,136
 HRPT Properties Trust REIT                    6,485       58,365
 Humphrey Hospitality
 Trust Inc                                       660        5,156
 Impac Commercial Holdings                       585        3,071
 Impac Mortgage Holdings Inc                   1,305        5,383
 Imperial Commercial Mortgage Investors        1,451       16,505
 Income Opportunity Realty Investors           1,000        5,500
 Innkeepers USA Trust                          1,829       14,975

December 31, 1999

----------------------------------------------------------------------------
MIP Extended Index Portfolio                             Shares        Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------

 *Insignia Financial Group                                1,057 $      9,183
 Investors Real Estate Trust                              1,142        8,993
 Irt Property Company                                     1,687       13,180
 Jameson Inns Inc                                           641        4,527
 Jdn Realty Corporation                                   1,662       26,800
 *Jones Lang LaSalle Inc                                  1,526       18,121
 JP Realty Inc                                              889       13,891
 *Kennedy-Wilson Inc                                      1,098        8,784
 Keystone Property Trust REIT                               471        7,301
 Kilroy Realty Corporation REIT                           1,436       31,592
 Kimco Realty Corporation REIT                            2,982      101,015
 Koger Equity Inc                                         1,389       23,439
 Konover Property Trust Inc                               1,661       10,485
 Kranzco Realty Trust                                       688        6,063
 Lasalle Hotel Properties                                   861       10,063
 Laser Mortgage Mgmt Inc                                  1,181        4,798
 Lexington Corporationorate                                 934        8,581
 Liberte Investors Inc                                    1,206        4,146
 LNR Property Corporation                                 1,320       26,235
 LTC Properties Inc                                       1,445       12,192
 Macerich Company (The)                                   1,654       34,424
 Mack-Cali Realty Corporation REIT                        2,858       74,487
 Malan Realty Investors Inc                                 331        4,427
 Manufactured Home Communities                            1,268       30,828
 *Mays (JW) Inc                                             600        3,300
 Meditrust Corporation REIT                               6,943       38,187
 Meristar Hospitality Corporation                         2,369       37,904
 *Merry Land Properties Inc                                 600        3,150
 Mgi Properties Inc                                         815        4,279
 Mid Atlantic Realty Trust                                  820        8,251
 Mid-America Apartment Comm                                 942       21,313
 Mills Corporation                                        1,180       21,093
 Monmouth Real Estate Investment Corporation Class A        500        2,406
 National Golf Properties Inc                               660       13,035
 National Health Investors Inc                            1,295       19,263
 National Health Realty Inc                                 548        4,521
 Nationwide Health Properties                             2,267       31,171
 *New Mexico & Arizona Land                                 309        1,545
 New Plan Excel Realty Trust                              4,347       68,737
 *Nooney Realty Trust Inc                                   400        2,400
 *Novastar Financial Inc                                    663        2,072
 Omega Healthcare Investors Inc                           1,003       12,726
 One Liberty Properties Inc                                 200        2,625
 Pacific Gulf Properties Inc                                995       20,149
 Pan Pacific Retail Properties Inc                        1,046       17,063
 Parkway Properties Inc--Md                                 552       15,905
 Pennsylvania Real Estate                                   690       10,048
 Philips International Realty                               470        7,726
 Pittsburgh & West Virginia Railroad                        400        2,825
 PMC Commercial Trust--SBI                                  440        4,455
 Prentiss Properties Trust                                1,841       38,661
 Presidential Realty Corporation Class B                    400        2,750
 *Price Enterprises Inc                                     800        5,825

----------------------------------------------------------------

                                             Shares        Value
----------------------------------------------------------------

 Prime Group Realty Trust                       857 $     13,016
 Prime Retail Inc                             2,212       12,443
 Prison Realty Corporation REIT               5,778       29,251
 Prologis Trust                               7,876      151,607
 Ps Business Parks Inc--CA                    1,157       26,322
 Public Storage Inc REIT                      6,294      142,795
 Ramco-Gershenson Properties                    462        5,833
 Realty Income Corporation                    1,299       26,792
 Reckson Associates Realty Corporation        1,990       40,797
 Redwood Trust Inc                              517        6,463
 Regency Realty Corporation                   2,940       58,800
 Resource Asset Invt Trust                      375        4,055
 Rfs Hotel Investors Inc                      1,313       13,704
 Roberts Realty Investors Inc                   400        3,100
 Saul Centers Inc                               673        9,464
 *Saxton Inc                                  1,800        4,725
 *Security Capital Group Inc Class B          2,573       32,163
 Senior Housing Properties Trust REIT         1,318       16,393
 Shurgard Storage Centers                     1,479       34,294
 Simon Property Group Inc                     8,218      188,500
 Sizeler Property Investors Inc                 557        4,526
 Sl Green Realty Corporation                  1,271       27,644
 Smith Charles E Residential                    982       34,738
 Sovran Self Storage                            679       12,859
 Spieker Properties Inc REIT                  3,137      114,304
 Starwood Financial Inc                       3,970       67,242
 Starwood Hotels & Resorts Worldwide Inc      9,117      214,250
 Storage USA Inc                              1,440       43,560
 *Stratus Properties Inc                        639        2,676
 Summit Properties Inc                        1,437       25,686
 Sun Communities Inc                            863       27,778
 Tanger Factory Outlet Centers                  391        8,113
 Tarragon Realty Investors                      508        5,207
 Taubman Centers Inc                          2,667       28,670
 Thornbury Mortgage Asset Corporation         1,192        9,834
 Town & Country Trust                           781       14,009
 *Trammell Crow Company                       1,832       21,297
 Transcontinental Realty Inv                    838       10,580
 *United Capital Corporation                    690       12,851
 United Dominion Realty Trust Inc REIT        5,034       49,711
 United Investors Realty Trust                  624        3,861
 United Mobile Homes Inc                        522        4,307
 *United Park City Mines                        119        3,302
 Universal Health Realty Inc                    530        7,751
 Urban Shopping Centers                         875       23,734
 Urstadt Biddle Properties--Class A             400        3,075
 Urstadt Biddle Properties                      400        2,925
 USP Real Estate Investment Trust               700        3,981
 Vornado Realty Trust REIT                    4,168      135,460
 Walden Residential
 Properties Inc                               1,310       28,329
 Washington REIT                              1,796       26,940
 Weingarten Realty Investors REIT             1,293       50,346
 *Wellsford Real Properties                     738        6,273
 Western Properties Trust REIT                  934        8,931
 Westfield America Inc REIT                   3,581       44,091
 *Winfield Capital Corporation                  324       12,150
 Winston Hotels Inc                             901        7,321
                                                    ------------
                                                       6,429,430
                                                    ------------

December 31, 1999

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------

Restaurants--0.4%
 *Advantica Restaurant
 Group Inc                                 1,775 $      3,106
 Applebee's International Inc              1,343       39,619
 *Ark Restaurants Corporation                800        6,900
 Avado Brands Inc                          1,261        5,320
 *Benihana Inc                               272        3,927
 *Boston Chicken Inc                       1,800          126
 *Brinker International Inc                3,233       77,592
 *Buca Inc                                   800        8,200
 *Buffetts Inc                             2,013       20,130
 CBRL Group Inc                            2,836       27,518
 *CEC Entertainment Inc                    1,609       45,655
 *Champps Entertainment Inc                  519        1,817
 *Chart House Enterprises Inc                526        2,334
 CKE Restaurants Inc                       2,317       13,612
 *Consolidated Products                    1,289       13,053
 *Country Star Restaurants Inc               700        4,113
 *Dave & Buster's Inc                        781        6,394
 *Diedrich Coffee Inc                        200          813
 *Einstein/Noah Bagel Corporation          1,000          406
 *ELXSI Corporation                          700        8,794
 *Flanigan's Enterprises Inc                 200          913
 *Friendly Ice Cream Corporation             433        1,921
 Frisch's Restaurants Inc                    268        2,362
 *Garden Fresh Restaurant Corporation        251        4,298
 *Ich Corporation                          1,000       11,000
 *Ihop Corporation                           882       14,718
 *Il Fornaio (America) Corporation           200        1,388
 *J Alexander's Corporation                2,700        8,438
 *Jack in the Box Inc                      1,751       36,224
 *Landry's Seafood Restaurants             1,119        9,721
 *Lone Star Steakhouse & Saloon            1,749       15,604
 Luby's Cafeteria Inc                      1,041       11,841
 *Mexican Restaurants Inc                    400        1,550
 *Morgan's Foods Inc                       2,500        6,563
 *Morton's Restaurant Group Inc              241        3,736
 *NPC International Inc                    1,093        8,607
 *O'Charleys Inc                             568        7,455
 *Outback Steakhouse Inc                   3,594       93,219
 *Panera Bread Company Class A               538        4,170
 *Papa John's International Inc            1,421       37,035
 *PF Changs China Bistro                     353        8,781
 Picadilly Cafetaries Inc                    388        1,552
 *PJ America Inc                             511        7,921
 *Planet Hollywood
 International Inc                         1,927          131
 *Prandium Inc                             5,900          856
 *Rainforest Cafe Inc                        912        3,620
 *Rare Hospitality
 International Inc                           445        9,630
 *Roadhouse Grill Inc                        400        1,650
 Ruby Tuesday Inc                          1,446       26,299
 *Ryans Family Steak House Inc             1,791       15,224
 *Santa Barbara Restaurant Group             568          888
 *Schlotzsky's Inc                           972        6,440
 *Shells Seafood Restaurant Inc            2,400        5,250
 *Shoneys Inc                                800        1,100

-------------------------------------------------------------------------

                                                      Shares        Value
-------------------------------------------------------------------------

 *Sonic Corporation                                      851 $     24,254
 *Star Buffet Inc                                      1,700        5,950
 *Taco Cabana Class A                                    502        4,079
 TCBY Enterprises Inc                                    852        3,248
 *The Cheesecake Factory                                 889       31,115
 *Uno Restaurant Corporation                             508        5,652
 *Vicorp Restaurants Inc                                 334        5,386
                                                             ------------
                                                                  739,218
                                                             ------------
Retailers--4.1%
 *1-800-FLOWERS.COM Inc                                1,000       10,688
 *99 Cents Only Stores                                 1,205       46,091
 *Abercrombie & Fitch Company                          5,420      144,646
 *AC Moore Arts & Crafts Inc                           2,000       11,625
 *Action Performance Companies Inc                       745        8,568
 Advanced Marketing Services                             311        8,844
 *Alexander's Inc                                        223       17,617
 *Amazon.com Inc                                      16,964    1,291,385
 *American Eagle Outfitters Inc                        2,270      102,150
 *Ames Department Stores Inc                           1,336       38,494
 *Anntaylor                                            1,547       53,275
 *Ashford.com Inc                                      2,100       23,100
 *Ashworth Inc                                           629        2,595
 *Barnes & Noble Inc                                   3,468       71,528
 *Bebe Stores Inc                                      1,124       30,348
 *Bell Microproducts Inc                                 395        4,345
 *Beyond.com Corporation                               1,723       13,461
 Big Dog Holdings Inc                                    541        3,753
 *BJ's Wholesale Club Inc                              3,772      137,678
 Blair Corporation                                       328        4,592
 Blockbuster Inc Class A                               1,800       24,075
 *Bluefly Inc                                            200        2,063
 *Boise Cascade Office Products Corporation            3,140       47,100
 *Bombay Company Inc                                   1,696        7,632
 *Books-A-Million Inc                                  1,043        8,670
 *Borders Group Inc                                    3,735       59,993
 *Bowlin Outdoor Advertising & Travel Centers Inc        200        1,050
 *Braun's Fashions Corporation                           450        9,450
 *Brookstone Inc                                         397        6,972
 Brown Shoe Company Inc                                  808       11,413
 Burlington Coat Factory Warehouse                     2,219       30,789
 *Cache Inc                                              400        2,600
 Casey's General Store Inc                             2,654       27,701
 Cash American
 Investments Inc                                       1,122       10,940
 *Catherines Stores Corporation                          325        6,825
 Cato Corporation Class A                              1,513       19,102
 *CD Warehouse Inc                                       400        1,300
 *CDW Computer Centers Inc                             2,122      166,842
 *Central Garden & Pet Company                         1,332       13,820
 *Charming Shoppes Inc                                 4,577       30,323
 *Chemdex Corporation                                  1,700      188,700
 *Chico's Fas Inc                                        408       15,351
 *Children's Place                                     1,111       18,262
 Claire's Stores Inc                                   2,572       57,549
 *Coldwater Creek Inc                                    475        9,738
 *Compucom Systems Inc                                 1,731        7,140
 *CompUSA Inc                                          4,200       21,525
 *Cost Plus Inc                                          883       31,457
 *Cost-U-Less Inc                                        400        1,600

December 31, 1999

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------

 *Creative Computers Inc                     455 $      3,327
 *Csk Auto Corporation                     1,342       23,485
 *Cyberian Outpost Inc                     1,009       10,027
 *Dallas Gold and Silver Exchange Inc        400        2,400
 *Damark International Inc Class A           284        4,473
 Deb Shops Inc                               584       10,804
 *Delia's Inc                                921        6,677
 *Discount Auto Parts Inc                    744       13,439
 *Dollar Tree Stores Inc                   3,046      147,541
 *Dress Barn Inc                           1,018       16,924
 *Drug Emporium Inc                          600        2,663
 *Drugstore.com Inc                        2,100       75,994
 *Duane Reade Inc                            759       20,920
 *Duckwall-Alco Stores Inc                   227        1,731
 *Egghead.com Inc                          1,687       27,308
 *Elder-Beerman Stores Corporation           779        3,992
 *Electronics Boutique Holdings              902       16,236
 Enesco Group Inc                            602        6,660
 Ezcorp Inc Class A                          498        2,023
 *Factory 2-U Stores Inc                     523       14,840
 Family Dollar Stores Inc                  9,104      148,509
 *Fashionmall.com Inc                        300        1,331
 Fastenal Company                          1,897       85,246
 *FFP Marketing Company Inc                  500        1,313
 *Filene's Basement Corporation              900          110
 *Finlay Enterprises Inc                     583        8,454
 *Fogdog Inc                               1,090       10,355
 *Footstar Inc                             1,097       33,459
 Fred's Inc                                  440        7,013
 *FreeMarkets Inc                          1,671      563,723
 Friedman's Inc                              739        5,543
 *Funco Inc                                  365        4,083
 *Gadzooks Inc                               697        6,839
 *Gart Sports Company                        343        2,101
 *GC Companies Inc                           284        7,349
 *Genesis Direct Inc                       1,193            6
 *Gerald Stevens Inc                       1,861       15,586
 *Globe Business Resources Inc               808       10,403
 *Good Guys Inc                              637        5,932
 *Goody's Family Clothing Inc              1,491        8,014
 *Gottschalks Inc                            463        3,444
 *Grow Biz International Inc                 226          904
 *Guitar Center Inc                        1,098       11,049
 *Gymboree Corporation                     1,091        6,137
 Hancock Fabrics Inc                         755        2,359
 *Handleman Company                        1,414       18,912
 *Harold's Store Inc                         800        3,000
 *Hastings Entertainment Inc                 526        2,597
 Haverty Furniture                         1,222       15,428
 *HEARx Ltd                                  300        1,388
 Heilig Meyers Company                     2,673        7,351
 *Hibbet Sporting Goods Inc                  336        5,712
 *Homebase Inc                             1,697        5,197
 *Horizon Pharmacies                         248          651
 *Hot Topic                                  432       10,044
 *iGo Corporation                          1,000        9,063
 *Inacom Corporation                       2,026       14,815
 *Intertan Inc                               769       20,090
 Intimate Brands Inc                      12,675      546,609
 J Baker Inc                                 729        4,374
 *Jacobson Stores Inc                        200        1,175

---------------------------------------------------------------

                                            Shares        Value
---------------------------------------------------------------

 *Jo-Ann Stores                              1,102 $     12,398
 *Jos A Bank Clothiers Inc                     300          900
 *JumboSports Inc                            8,300           42
 *Just For Feet Inc                          1,594        1,993
 *J. Jill Group Inc                            454        1,873
 *Kenneth Cole Productions Class A             583       26,672
 *Land's End Inc                             1,552       53,932
 Lillian Vernon Coporation                     336        3,738
 *Linens 'N Things Inc                       1,942       57,532
 *Marinemax Inc                                653        6,204
 *Marvel Enterprises Inc                     1,433        7,882
 *Mazel Stores Inc                             408        3,774
 *MediaBay Inc                                 375        4,195
 *Michaels Stores Inc                        1,327       37,820
 *Micro Warehouse Inc                        1,662       30,747
 *Microage Inc                               1,143        4,001
 Midas Inc                                     755       16,516
 *MotherNature.com Inc                         632        4,622
 *Mothers Work Inc                             100        1,163
 *Movie Gallery Inc                            600        2,588
 *Msc Industrial Direct Company Class A      1,511       20,021
 *Multiple Zones
 International Inc                             682        4,902
 *Musicland Stores Corporation               1,701       14,352
 *National Record Mart Inc                     400        1,100
 *Natural Wonders Inc                          300          403
 *Noodle Kidoodle Inc                          339        1,610
 *North Face Inc                               560        2,275
 *Nyer Medical Group Inc                       200        1,275
 *Officemax Inc                              5,591       30,751
 *One Price Clothing Stores                    667        1,709
 *O'Reilly Automotive Inc                    2,504       53,836
 *Pacific Sunwear of California              1,511       48,163
 *Party City Corporation                       459          413
 *Paul Harris Stores                           682        1,876
 *Payless ShoeSource Inc                     1,804       84,788
 *Pc Connection Inc                            773       26,669
 *Perfumania Inc                               300        1,013
 *Petco Animal Supplies Inc                    977       14,533
 *Petsmart Inc                               5,606       32,235
 *Phar Mor Inc                                 547        1,504
 Pier 1 Imports Inc                          4,451       28,375
 *Piercing Pagoda Inc                          436        6,595
 *Priceline.com Inc                          7,322      346,880
 *Pricesmart Inc                               185        7,250
 *PurchasePro.com Inc                        1,500      206,250
 *RDO Equipment Company Class A                200        1,175
 *Real Goods Trading Corporation             2,500        9,844
 *Reeds Jewelers Inc                           300          900
 *Restoration Hardware Inc                     726        4,946
 *Rex Stores Corporation                       362       12,670
 Ross Stores Inc                             4,400       78,925
 *RoweCom Inc                                  500       22,688
 Ruddick Corporation                         2,487       38,549
 *Saks Inc                                   7,062      109,902
 *Samsonite Corporation                      1,022        5,940
 *School Specialty Inc                         752       11,374
 *Service Merchandise Company                3,000          255
 *Sharper Image Corporation                    519        6,585
 *Shoe Pavilion Inc                            400          875
 *Shop At Home Inc                           1,340       13,316
 *Shopko Stores Inc                          1,467       33,741

December 31, 1999

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------

 *ShopNow.com Inc                            1,600 $     30,300
 *Skymall Inc                                  714        5,266
 *SmarterKids.com Inc                        1,000        7,250
 *Sound Advice Inc                             200        2,450
 *Specialty Catalog Corporation                300        1,219
 *Spiegel Inc Class A                        5,993       42,139
 *Sport Chalet Inc                             300        1,538
 *Stage Stores Inc                           1,584        3,663
 *Stamps.com Inc                             1,700       70,763
 *Stein Mart Inc                             2,029       11,540
 *Sterling Vision Inc                          666        4,496
 *Streamline.com Inc                         1,100        9,419
 *Streicher Mobile Fueling Inc                 200        1,375
 *StyleSite Marketing Inc                      108           54
 *Sunglass Hut Inc                           2,216       24,930
 *Syms Corporation                             761        3,805
 *Systemax Inc                               1,616       13,736
 *S&K Famous Brands Inc                        900        5,344
 Talbots Inc                                 1,604       71,579
 *Tech Data Corporation                      2,474       67,107
 *The Bon-Ton Stores                           506        1,866
 *The Boyds Collection Ltd                   2,600       18,038
 *The Buckle Inc                               982       14,546
 *The Finish Line                              948        5,155
 *The Maxim Group Inc                          844        4,537
 *The Men's Wearhouse Inc                    1,996       58,633
 *The Neiman Marcus Group Inc Class A        2,792       78,002
 *The Pantry Inc                               700        9,888
 *The Right Start                              800       16,800
 *The Sports Authority Inc                   1,673        3,346
 *The Sportsman's Guide Inc                    300          750
 *The Yankee Candle
 Company Inc                                 2,700       44,044
 Tiffany & Company                           3,538      315,767
 *Too Inc                                    1,300       22,425
 *Trans World Entertainment Corporation      2,564       26,922
 *Travis Boats & Motors Inc                    158        1,896
 *Tuesday Morning Corporation                1,900       35,031
 *Tweeter Home Entertainment                   664       23,572
 *Ubid Inc                                     719       19,046
 *Ultimate Electronics Inc                     400        9,900
 *United Retail Group Inc                      582        4,802
 *Urban Outfitters Inc                         753       21,931
 *USA Floral Products Inc                      547        1,350
 *USinternetworking Inc                      2,850      199,144
 *U.S. Office Products Company               1,949        6,091
 *Value America Inc                          2,100       10,631
 *Value City Dept Stores Inc                 1,444       21,841
 *Valuevision International Inc Class A      1,942      111,301
 *Venator Group Inc                          7,263       50,841
 *Vista Eyecare Inc                            780          804
 *West Marine Inc                              723        5,965
 *Wet Seal Inc Class A                         708        8,673
 *Whitehall Jewellers Inc                      455       16,778
 *Williams-Sonoma Inc                        2,888      132,848
 *Wilmar Industries Inc                        493        8,566
 *Wilsons The Leather Experts                  599       11,044
 *Zale Corporation                           1,804       87,269
 *Zany Brainy Inc                            1,200       12,300
                                                   ------------
                                                      8,261,268
                                                   ------------

-----------------------------------------------------------

                                        Shares        Value
-----------------------------------------------------------

Textiles, Clothing & Fabrics--0.7%
 *Bernard Chaus Inc                        800 $      1,900
 *Burlington Industries Inc              2,578       10,312
 *Candie's Inc                             770          602
 *Chemfab Corporation                      289        4,516
 *Chic By HIS Inc                        3,200        2,000
 Cintas Corporation                      5,630      299,094
 Collins & Aikman Corporation            3,000       17,250
 *Columbia Sportswear Company            1,229       26,424
 *Cone Mills Corporation                   937        4,217
 *Conso Products Company                 1,800       15,525
 *Converse Inc                             774        1,064
 Crown Crafts                              385        1,107
 Culp Inc                                  581        3,668
 *Cutter & Buck Inc                        304        4,598
 Decorator Industries Inc                  100          531
 Delta Woodside Industries                 891        1,671
 *Dixie Group Inc                          508        3,747
 Fab Industries Inc                        205        2,217
 *Florsheim Group                          500        1,406
 *Galey & Lord Inc                       2,429        4,706
 Garan Inc                                 189        5,410
 *Genesco                                1,199       15,587
 *Gerber Childrenswear Inc               1,474        7,370
 *Global Sports Inc                        939       11,796
 *Guess ? Inc                            1,919       41,738
 Guilford Mills                          1,039        7,533
 Haggar Corporation                        316        3,595
 *Hampshire Group                          900        7,988
 *Hampton Industries                     1,320        3,053
 *Hartmarx Corporation                   1,282        5,208
 *Innovo Group Inc                       1,000        1,125
 Interface Flooring Systems              2,343       13,472
 *Johnston Industries Inc                  800        1,350
 *Jones Apparel Group Inc                6,352      172,298
 *JPS Textile Group Inc                  2,700        9,113
 Justin Industries                       1,176       17,493
 K Swiss Inc Class A                       484        8,992
 *Kasper A.S.L. Ltd                        600        1,313
 Kellwood Company                        1,367       26,571
 Lacrosse Footwear Inc                     300        1,331
 *Lakeland Industries Inc                  200          813
 *Leslie Fay Company Inc                    45          276
 *Maxwell Shoe Company Inc Class A       1,224        9,792
 *McNaughton Apparel
 Group Inc                                 300        2,175
 *Mohawk Industries Inc                  3,065       80,839
 *Nautica Enterprises Inc                1,666       18,847
 OshKosh B'Gosh Class A                    812       17,103
 Oxford Industries Inc                     314        6,221
 Penn Engineering & Mfg Corporation        417        9,643
 *Perry Ellis International Inc          1,000       11,625
 Phillips-Van Heusen                     1,003        8,337
 Pillowtex                                 731        4,523
 *Polo Ralph Lauren Corporation          1,606       27,402
 Polymer Group Inc                       1,431       26,116
 *PremiumWear Inc                          200        1,100
 *Quaker Fabric Corporation                700        2,975
 *Quiksilver Inc                           969       15,020
 *R.G. Barry Corporation                 1,459        5,745
 *Rocky Shoes & Boots Inc                  100          763

December 31, 1999

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------

 *Saucony Inc Class B                          300 $      4,163
 Shaw Industries Inc                         6,795      104,898
 *Shoe Carnival Inc                            585        5,887
 *Sport-Haley Inc                              200          688
 *Starter Corporation                        3,200            3
 *Steven Madden Ltd                            501        9,550
 Stride Rite Corporation                     2,077       13,501
 Superior Surgical Manufacturing               989        8,901
 *Tag-It Pacific Inc                           500        2,813
 *Tandy Brands Accessories Inc                 700        9,713
 *Tarrant Apparel Group                        713        6,863
 *The Alpine Group                             696        8,961
 The First Years Inc                           384        3,192
 *The Sirena Apparel Group Inc                 300            0
 *Timberland Company                         1,026       54,250
 *Triarc Companies                           1,308       24,035
 *Tropical Sportswear International            349        5,628
 *Unifi Inc                                  2,932       36,100
 *Vans Inc                                     600        7,350
 Warnaco Group Inc                           2,768       34,081
 West Point Stevens Inc                      2,730       47,775
 Weyco Group                                   487       12,297
 Wolverine World Wide                        1,959       21,427
                                                   ------------
                                                      1,440,282
                                                   ------------
Transportation--1.2%
 *Aasche Transportation Services Inc           300          619
 *ABC-NACO Inc                                 731        6,031
 Air Express International Corporation       1,511       48,824
 Alexander & Baldwin Inc                     2,100       47,906
 *Allied Holdings Inc                          490        3,001
 *Amerco                                     1,011       25,275
 *American Classic Voyages Company             834       29,190
 *American Freightways Corporation           1,515       24,524
 Arctic Cat Inc                              1,016       10,160
 *Arkansas Best Corporation                  1,223       14,676
 Arnold Industries Inc                       1,124       15,806
 *Avis Rent A Car Inc                        1,500       38,344
 *Boyd Bros Transportation Inc                 300        1,950
 *Budget Group Inc                           1,609       14,582
 *Carey International Inc                      448       10,920
 *Celadon Group Inc                            445        2,559
 CH Robinson Worldwide Inc                   2,243       89,159
 Circle International Group Inc                766       17,044
 CNF Transportation Inc                      2,438       84,111
 *Commodore Holdings Ltd                       400        1,675
 *Consolidated Delivery & Logistics Inc        300        1,088
 *Consolidated Freightways Corporation       1,266       10,049
 *Covenant Transport Inc Class A               663       11,520
 *Dollar Thrifty Automotive Group            1,079       25,829
 Expeditors International
 Wash Inc                                    2,604      114,088
 Florida East Coast Industries Inc           1,823       76,110
 *Forward Air Corporation                      662       28,714
 *Friede Goldman Halter Inc                  1,824       12,654

-------------------------------------------------------------------

                                                Shares        Value
-------------------------------------------------------------------

 *Fritz Companies Inc                            1,622 $     17,031
 Frozen Food Express Industries                    616        2,387
 *Frp Properties Inc                               149        3,502
 GATX Corporation                                2,504       84,510
 *Genesee & Wyoming Inc Class A                    183        2,356
 Greenbrier Companies Inc                          525        4,528
 *Gulfmark Offshore Inc                            299        4,373
 *Heartland Express                              1,442       22,712
 *Hub Group Inc Class A                            358        7,160
 Hunt (J B) Transport Services                   1,592       22,039
 *Hvide Marine Inc                                 573           89
 *International Aircraft Investors               1,400        8,750
 Intl Shipholding Corporation                      846        9,835
 *Intrenet Inc                                     606        1,458
 Kenan Transport Company                           108        3,389
 *Kirby Corporation                              1,035       21,218
 *KLLM Transport Services Inc                      500        2,375
 *Landair Corporation                            1,000        5,000
 *Landstar System Inc                              464       19,865
 *Lynch Corporation                                 52        1,339
 *Lynch Interactive Corporation                     52        5,194
 *Marine Transport Corporation                     300          788
 Maritrans Inc                                     540        2,903
 *Marten Transport                                 300        3,863
 *Matlack Systems Inc                              394        1,281
 *Motor Cargo Industries Inc                       400        1,850
 *M.S. Carriers Inc                                548       13,084
 Oglebay Norton Company                            475       11,281
 *Old Dominion Freight Line                        506        5,440
 *OTR Express Inc                                  400          675
 Overseas Shipholding Group                      1,746       25,863
 *PAM Transportation Services                      673        7,193
 *Pierce Leahy Corporation                         761       32,913
 Pittston Brink's Group                          2,032       44,704
 Pittston BAX Group                                914        9,711
 Polaris Ind Partners LP Class A                 1,247       45,204
 Providence & Worcester Railroad Company           500        4,000
 *Railamerica Inc                                  357        3,057
 *Railtex Inc                                      939       16,785
 *Railworks Corporation                            555        5,411
 Roadway Express Inc                               965       20,868
 Rollins Truck Leasing Corporation               2,730       32,589
 Royal Caribbean Cruises Ltd                     9,118      449,631
 *Rural/Metro Corporation                          633        2,710
 *Simon Transportion
 Services Inc                                      500        2,938
 *Smithway Motor Xpress Corporation Class A        400        1,650
 *Swift Transportation
 Company Inc                                     3,341       58,885
 The Morgan Group Inc--Class A                     200        1,150
 Thor Industries                                   546       16,619
 Tidewater Inc                                   2,738       98,568
 *Todd Shipyards                                   600        4,725
 *Trailer Bridge Inc                               600          750
 *TransFinancial Holdings Inc                      200        1,025
 *Transit Group Inc                              1,056        3,234
 *Transport Corporation of America                 591        7,351
 *Trico Marine Services Inc                      1,251        8,835
 Trinity Industries Inc                          2,237       63,615
 United Parcel Service Inc Class B               1,600      110,400

December 31, 1999

----------------------------------------------------------------------
MIP Extended Index Portfolio                       Shares        Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------

 U.S. Freightways Corporation                       1,375 $     65,828
 *USA Truck Inc                                       547        4,308
 *U.S. Xpress Enterprises Class A                     682        5,030
 Viad Corporation                                   5,147      143,473
 Werner Enterprises Inc                             2,322       32,653
 Westinghouse Air Brake Company                     2,305       40,914
 *Willis Lease Finance Corporation                    368        2,369
 *Wisconsin Central Transportation Corporation      2,387       32,075
 *Xtra Corporation                                    687       29,283
 *Yellow Corporation                                1,148       19,301
                                                          ------------
                                                             2,512,301
                                                          ------------
Water Companies--0.2%
 American States Water Company                        330       11,880
 American Water Works Company                       4,809      102,191
 *Aqua Care Systems Inc                               800        1,250
 Aquarion Company                                     612       22,644
 *Azurix Corporation                                5,400       48,263
 California Water Service Group                       564       17,096
 Connecticut Water Service Inc                        467       14,944
 E-Town Corporation                                   376       23,406
 *Kaiser Ventures Inc                                 478        7,641
 Middlesex Water Company                              461       14,752
 Philadelphia Suburban Corporation                  2,012       41,623
 SJW Corporation                                      116       13,949
 Southwest Water Company                              282        4,230
 United Water Resources Inc                         2,177       74,426
                                                          ------------
                                                               398,295
                                                          ------------
TOTAL COMMON STOCKS (Cost $152,007,428)                    196,421,357
                                                          ------------

----------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------
Home Construction, Furnishings & Appliances--0.0%
 *O'Sullivan Industries Holdings                      686          350
                                                          ------------
TOTAL PREFERRED STOCKS
(Cost $480)                                                        350
                                                          ------------

--------------------------------------------------------------------------

                                                       Shares        Value

--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------
Automotive--0.0%
 Automatic Common Exchange Security Trust II (Cost
 $7,440)                                                  595 $      5,690
                                                              ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,440)                     5,690
                                                              ------------
--------------------------------------------------------------------------
RIGHTS--0.0%
--------------------------------------------------------------------------
Entertainment & Leisure--0.0%
 *Metro Goldwyn Mayer Inc. (Cost $0)                    2,211            0
                                                              ------------
TOTAL RIGHTS
(Cost $0)                                                                0
                                                              ------------
--------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------
Insurance--0.0%
 InterContinental Life Corporation                         94            0
                                                              ------------
Oil & Gas--0.0%
 *Magnum Hunter Resources Inc expires (07/01/2002)        267           50
                                                              ------------
TOTAL WARRANTS
(Cost $0)                                                               50
                                                              ------------
--------------------------------------------------------------------------
MUTUAL FUNDS--0.0%
--------------------------------------------------------------------------
Banking--0.0%
 Omega Financial Corporation                              401       11,629
                                                              ------------
Financial Services--0.0%
 Cohen and Steers Realty Income Fund                      300        1,950
                                                              ------------
Real Estate--0.0%
 American Realty Trust Inc                                581        9,877
                                                              ------------
TOTAL MUTUAL FUNDS (Cost $22,169)                                   23,456
                                                              ------------

December 31, 1999

---------------------------------------
MIP Extended Index
Portfolio                 Face    Value
---------------------------------------
SHORT TERM SECURITIES--3.1%
---------------------------------------

U.S. Treasury Bills--0.3%
+ U.S. Treasury Bill
 5.14% 03/23/00       $600,000 $593,240
                               --------
U.S. Treasury Bills
(Cost $593,410)                 593,240
                               --------

Repurchase
Agreements--2.8%

IBT Repurchase
 Agreement dated
 12/31/99 due
 01/03/00, with a
 maturity value of
 $5,600,110 and an
 effective yield of
 2.40%
 collateralized by
 Federal Home Loan
 Bank with a rate of
 6.45%, a maturity
 date of 11/15/05
 and a market value
 of $2,569,672,
 Federal Home Loan
 Mortgage
 Corporation with a
 rate of 6.80%, a
 maturity date of
 05/15/09 and a
 market value of
 $3,198,062.             5,599,742
                      ------------
TOTAL REPURCHASE
AGREEMENTS
(Cost $5,599,742)        5,599,742
                      ------------
TOTAL SHORT TERM
SECURITIES
(Cost $6,193,152)        6,192,982
                      ------------
TOTAL INVESTMENTS--
100.1%
 **(Cost
 $158,230,669)         202,643,885
                      ------------
Other assets less
liabilities--(0.1%)       (187,334)
                      ------------
TOTAL NET ASSETS--
100.0%                $202,456,551
                      ============

Notes to the Schedule of Investments:
* Non-income producing security.
** The aggregate identified cost for federal income tax purposes is
   $158,259,734.
 Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

   Unrealized appreciation      $ 61,068,175
   Unrealized depreciation       (16,684,024)
                                ------------
   Net unrealized appreciation  $ 44,384,151
                                ============

+ This U.S. Treasury Bill is held in a segregated account in connection with Master Portfolio's Holdings of Russell 2000 Index and Mid Cap 400 Index Futures Contracts. See Note 1.

                       See Notes to Financial Statements.

Schedule of Investments

December 31, 1999

-----------------------------------
MIP U.S.
Equity
Index
Portfolio                    Value

-----------------------------------
MASTER INVESTMENT PORTFOLIOS--
 100.1%
-----------------------------------
MIP S&P 500 Index     $515,784,828
MIP Extended Index     167,496,360
                      ------------
TOTAL MASTER
 INVESTMENT
 PORTFOLIOS            683,281,188
                      ------------
TOTAL INVESTMENTS--
 100.1%                683,281,188
Other Assets Less
 Liabilities--(0.1%)       (65,549)
                      ------------
TOTAL NET ASSETS--
 100.0%               $683,215,639
                      ============

                       See Notes to Financial Statements.

                          Independent Auditors' Report

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of S&P 500 Index Master Portfolio, Extended Index Master Portfolio and U.S. Equity Master Portfolio (three portfolios of Master Investment Portfolio) as of December 31, 1999, and the related statements of operations for the ten-month period then ended and for the year ended February 28, 1999 for S&P 500 Index Master Portfolio and the period from March 1, 1999 (commencement of operations) to December 31, 1999 for Extended Index Master Portfolio and U.S. Equity Master Portfolio, and the statements of changes in net assets for the ten-month period then ended and for each of the years in the two-year period ended February 28, 1999 for S&P 500 Index Master Portfolio, and the period from March 1, 1999 to December 31, 1999 for Extended Index Master Portfolio and U.S. Equity Master Portfolio. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Master Investment Portfolio as of December 31, 1999, the results of their operations and the changes in their net assets for the periods indicated above in conformity with generally accepted accounting principles.

                              /s/ KPMG LLP
San Francisco, California
February 11, 2000

                      [This Page Intentionally Left Blank]

Smith Barney
U.S. 5000 Index Fund

Trustees
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Administrator
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.

Custodian
Investors Bank and Trust Company

Transfer Agent
Smith Barney Private Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of shareholders of Smith Barney U.S. 5000 Index Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

[LOGO OF SALOMON SMITH BARNEY]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
U.S. 5000 Index Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds FD01827 2/00>